As filed with the Securities and Exchange Commission on December 23, 2004
                                            1933 Act Registration No. 333-120167
                                             1940 Act Registration No. 811-21648


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ X ]
        Pre-Effective Amendment No.         1     [ X ]
                                          -----
        Post-Effective Amendment No.              [   ]
                                          -----
               and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ X ]
        Amendment No.                       1     [ X ]
                                          -----

                        (Check appropriate box or boxes)
                            ------------------------
                 LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES
               (Exact Name of Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 476-8800


                               Peter Eric Sundman
           Chairman of the Board, Chief Executive Officer and Trustee
                 Lehman Brothers Institutional Liquidity Series
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                     (Name and Address of Agent for Service)

                                 With copies to:

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                            Washington, DC 20036-1800

                       -----------------------------------

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of Securities Being Registered: Institutional Class, Reserve Class and Investor Class shares of Lehman Brothers Institutional Liquidity Fund, Lehman Brothers Prime Money Fund and Lehman Brothers U.S. Treasury Fund.

                 LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES

                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-1A

This Registration Statement contains the following papers and documents:

   Cover Sheet

   Contents of Registration Statement on Form N-1A

   Part A - Institutional Class Prospectus
            Reserve Class Prospectus
            Investor Class Prospectus

   Part B - Statement of Additional Information

   Part C - Other Information

   Signature Page

   Exhibit Index

   Exhibits

                                                                ================
                                                                 LEHMAN BROTHERS
                                                                ================

                                     [LOGO]




Lehman Brothers
INSTITUTIONAL LIQUIDITY SERIES


INSTITUTIONAL CLASS SHARES                Institutional Liquidity Fund

                                          Prime Money Fund

                                          U.S. Treasury Fund




PROSPECTUS December 23, 2004



These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

LEHMAN BROTHERS

CONTENTS

      INSTITUTIONAL LIQUIDITY SERIES
      INSTITUTIONAL CLASS SHARES

      Institutional Liquidity Fund..............1

      Prime Money Fund..........................7

      U.S. Treasury Fund........................13


      YOUR INVESTMENT
      Eligible Accounts.........................19
      Maintaining Your Account..................19
      Buying Shares.............................23
      Selling Shares............................24
      Share Prices..............................25
      Distributions and Taxes...................26
      Fund Structure............................26

THESE FUNDS:
o     require a minimum investment of $10 million
o Institutional Liquidity and Prime Money Funds price their shares at 5:00 p.m. Eastern time. U.S. Treasury Fund prices its shares at 3:00 p.m. Eastern time
o carry certain risks, including the risk that you could lose money if fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
o use a master-feeder structure, meaning that rather than investing directly in securities, each fund invests in a "master portfolio"; see page 26 for information on how it works









(C)2004 Lehman Brothers.  All rights reserved.

                                        1
Lehman Brothers


INSTITUTIONAL LIQUIDITY FUND


Goal & Strategy

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.


To pursue this goal, the fund invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The fund will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), and repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks. The fund seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the fund will invest more than 25% of total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations. With respect to one-third of its total assets (including the value of any loan collateral), the fund may engage in reverse repurchase agreements and securities lending, (which could create leverage) and may invest the proceeds.


The investment managers monitor a range of economic and financial factors to weigh the value and credit worthiness of money market securities. While adhering to the fund's stringent credit quality policies, the managers invest the fund's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES OR 25 MONTHS IN THE CASE OF VARIABLE U.S. GOVERNMENT SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).


THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THIS FUND WILL ONLY INVEST IN SECURITIES THAT ARE RATED IN THE HIGHEST RATING CATEGORY OF AT LEAST TWO NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS ("NRSROs").

Main Risks

Most of the fund's performance depends on interest rates. When interest rates fall, the fund's yields will typically fall as well. The fund is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the fund normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the fund's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds. Relatively recent legislation permits broad consolidation of financial services companies, the impact of which is difficult to predict. Competition among companies in different portions of the financial services sector has been increasing, a trend that is likely to continue.

Reverse repurchase agreements and securities lending could create leverage, which would amplify gains or losses. (To reduce that risk, the fund does not intend to invest the proceeds of any reverse repurchase agreement in instruments having a maturity longer than the agreement.) Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the fund to some risk.

The fund's performance also could be affected if unexpected interest rate trends cause the fund's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the fund's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The fund's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition. Over time, money m7arket funds may produce a lower return than bond or stock investments.

OTHER RISKS


ALTHOUGH THE FUND INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHILE THE FUND MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE FUND ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE


The charts below provide an indication of the risks of investing in Institutional Class shares of the fund. When this prospectus was prepared, the fund had not yet commenced operations. However, the bar chart shows the performance of the Neuberger Berman Institutional Cash Fund, a fund that invests in the same master portfolio as the fund. The bar chart shows how the Neuberger Berman Institutional Cash Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.


YEAR-BY-YEAR % RETURNS as of 12/31 each year*


=======================
Year            %
=======================
2001            4.01
=======================
2002            1.64
=======================
2003            0.88
=======================
Best quarter: Q1 '01, 1.41%          Worst quarter: Q3 '03, 0.19%

*Performance shown above is that of the Neuberger Berman Institutional Cash Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the fund because it invests in the same portfolio of securities. Annual returns would differ only to the extent that the fund and the Neuberger Berman Institutional Cash Fund do not have the same expenses. For the periods 2/10/2001 through 12/31/03, Neuberger Berman Institutional Cash Fund was organized in a multiple class structure with one class, the Trust Class, rather than as a feeder fund in a master/feeder structure. As of December 30, 2004, portfolio management of the Fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management Inc.


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/03

====================================================
                          1 Year   Since Inception
                                      5/8/2000*
====================================================
INSTITUTIONAL CASH         0.88          2.94
====================================================
* For the period from the Neuberger Berman Institutional Cash Fund's inception through 2/9/2001, the fund was organized in a master/feeder structure.

PERFORMANCE MEASURES

The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the fund, and include all fund expenses.


To obtain the fund's current yield, call 888-556-9030. The current yield is the fund's net income over a recent seven-day period expressed as an annual rate of return.

Investor Expenses

The fund does not charge you any fees for buying, selling, or exchanging Institutional Class shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.


FEE TABLE
-----------------------------------------------------------------------
SHAREHOLDER FEES                                          None
-----------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.


            Management fees**                             0.15
PLUS:       Distribution (12b-1) fees***                  None
            Other expenses****                            0.78
EQUALS:     Total annual operating expense                0.93
MINUS:      Expense Reimbursement                         0.78
EQUALS:     Net expenses*****                             0.15

-----------------------------------------------------------------------

* THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 26.
**    "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.
*** THE FUND HAS ADOPTED A RULE 12b-1 PLAN, ALTHOUGH IT CURRENTLY DOES NOT CHARGE ANY DISTRIBUTION (12b-1) FEES. HOWEVER, UPON APPROVAL BY THE FUND'S BOARD OF TRUSTEES, THE FUND MAY CHARGE A MAXIMUM FEE OF 0.15% OF AVERAGE NET ASSETS.
**** OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. ***** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO
      REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 3/31/2008, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 0.15% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NBMI FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 0.15% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE.

      NBMI HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE IN THE AMOUNT OF 0.02% OF THE FUND'S AVERAGE NET ASSETS THROUGH 3/31/2006. AS A RESULT OF THIS WAIVER, THE INVESTMENT MANAGEMENT FEE OF THE FUND WILL BE LIMITED TO 0.08% OF ITS AVERAGE NET ASSETS.


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                1 Year         3 Years
Expenses        $15            $48

MANAGEMENT


JOHN C. DONOHUE, Senior Vice President, Lehman Brothers Asset Management Inc. ("LBAM") and Senior Vice President, Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital"), has primary responsibility for managing the Cash Management product group at Lincoln Capital and LBAM. (Lincoln Capital and LBAM are both wholly owned subsidiaries of Lehman Brothers Holdings Inc.) Prior to joining LBAM in 2004 and Lincoln Capital in 2003, Mr. Donohue worked at Opus Investment Management (Allmerica Asset Management), where he was a Vice President and Portfolio Manager. He joined Allmerica in 1995 and was responsible for the management of short term and money market portfolios. Prior to joining Allmerica, Mr. Donohue was a portfolio manager for CS First Boston Investment Management. He graduated with a BA from Saint Anselm College and an MBA from Assumption College.

ERIC D. HIATT, Vice President, LBAM and Vice President, Lincoln Capital, joined LBAM in 2004 and Lincoln Capital in 2003. (Lincoln Capital and LBAM are wholly owned subsidiaries of Lehman Brothers Holdings Inc.) For the previous five years, Mr. Hiatt was a Money Market Portfolio Manager with Opus Investment Management (Allmerica Asset Management) managing short term and money market portfolios. He currently serves as portfolio manager for numerous accounts and is a member of the Short-Term Strategy Group. Prior experience included work as a treasury analyst for Eastern Enterprises. He received a BS from Bentley College and has been awarded the Chartered Financial Analyst designation.

NEUBERGER BERMAN MANAGEMENT INC. is the fund's investment manager, administrator, and distributor. It engages LBAM as sub-adviser to provide day-to-day investment management services. As investment adviser, Neuberger Berman Management Inc. is responsible for overseeing the investment activities of LBAM. The fund will pay Neuberger Berman Management Inc. fees at the annual rate of 0.10% of average daily net assets for investment management services and 0.05% of average daily net assets for administrative services provided to the Institutional Class of shares. Neuberger Berman Management Inc. and LBAM are wholly owned subsidiaries of Lehman Brothers Holdings Inc.

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Year Ended October 31,                2000(1) 2001     2002     2003    2004
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each period indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

        Share price (NAV) at
        beginning of period            1.0000  1.0000   1.0000   1.0000  1.0000

PLUS:   Income from investment
        operations

        Net investment income          0.0307  0.0466   0.0176   0.0096  0.0092

 MINUS: Distributions to shareholders
        Income dividends               0.0307  0.0466   0.0176   0.0096  0.0092
        Capital gain distributions       -       -      0.0000       -   0.0000

        SUBTOTAL: DISTRIBUTIONS TO
        SHAREHOLDERS                   0.0307  0.0466   0.0176   0.0096  0.0092

EQUALS: Share price (NAV) at end of
        period                         1.0000  1.0000   1.0000   1.0000  1.0000

--------------------------------------------------------------------------------

RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the fund's expenses and net investment income --as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.

Net expenses -- actual                0.35(2) 0.29     0.28     0.28    0.28
Expenses(3)                           0.36(2) 0.29     0.28     0.28    0.28
Net investment income --actual
                                      6.45(2) 4.52     1.74     0.97    0.92

--------------------------------------------------------------------------------

OTHER DATA

Total return shows how an investment in the fund would have performed over each period, assuming all distributions were reinvested.

Total return (%)                      3.11(4) 4.76     1.77     0.97    0.93

Net assets at end of period (in
millions of dollars)                  635.4   2,125.1  3,156.5  2,682.1 2,691.5

--------------------------------------------------------------------------------

THE FIGURES ABOVE ARE FOR THE NEUBERGER BERMAN INSTITUTIONAL CASH FUND. EFFECTIVE ON OR AROUND 12/30/2004, THE NEUBERGER BERMAN INSTITUTIONAL CASH FUND WAS ORGANIZED AS A FEEDER FUND THAT INVESTS IN THE SAME MASTER PORTFOLIO AS THE FUND. THE FIGURES ABOVE FOR THE PERIODS 2/10/2001 THROUGH 10/31/2004 ARE FROM PERIODS DURING WHICH THE FUND WAS ORGANIZED IN A MULTICLASS STRUCTURE WITH ONE CLASS, THE TRUST CLASS. THE FIGURES ABOVE FOR THE PERIOD 5/8/2000 THROUGH 2/9/2001 ARE FROM THE FUND'S PREDECESSOR FEEDER FUND AND INCLUDE THE PREDECESSOR FEEDER FUND'S PROPORTIONATE SHARE OF THE MASTER FUND'S INCOME AND EXPENSE DURING THIS PERIOD. ALL OF THE ABOVE FIGURES HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).

(1) PERIOD FROM 5/8/2000 (BEGINNING OF OPERATIONS) TO 10/31/2000.
(2) ANNUALIZED.
(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.
(4) NOT ANNUALIZED.

Lehman Brothers


PRIME MONEY FUND


GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.


To pursue this goal, the fund invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The fund will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), and repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks. The fund seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the fund will invest more than 25% of total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations. With respect to one-third of its total assets (including the value of any loan collateral), the fund may engage in reverse repurchase agreements and securities lending (which could create leverage) and may invest the proceeds.


The investment managers monitor a range of economic and financial factors to weigh the value and credit worthiness of money market securities. While adhering to the fund's stringent credit quality policies, the managers invest the fund's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES OR 25 MONTHS FOR VARIABLE U.S. GOVERNMENT SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.


THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THIS FUND WILL ONLY INVEST IN SECURITIES THAT ARE RATED IN THE HIGHEST RATING CATEGORY OF AT LEAST TWO NRSROs.

MAIN RISKS

Most of the fund's performance depends on interest rates. When interest rates fall, the fund's yields will typically fall as well. The fund is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the fund normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the fund's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds. Relatively recent legislation permits broad consolidation of financial services companies, the impact of which is difficult to predict. Competition among companies in different portions of the financial services sector has been increasing, a trend that is likely to continue.

Reverse repurchase agreements and securities lending could create leverage, which would amplify gains or losses. (To reduce that risk, the fund does not intend to invest the proceeds of any reverse repurchase agreement in instruments having a maturity longer than the agreement.) Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the fund to some risk.

The fund's performance also could be affected if unexpected interest rate trends cause the fund's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the fund's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The fund's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition. Over time, money market funds may produce a lower return than bond or stock investments.

OTHER RISKS


ALTHOUGH THE FUND INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHILE THE FUND MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE FUND ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the fund had not yet commenced operations. Accordingly, performance charts are not included.
Investor Expenses

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling, or exchanging Institutional Class shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.


FEE TABLE
--------------------------------------------------------------------------------
SHAREHOLDER FEES                                            None
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)* These are deducted from fund assets, so you pay them indirectly

                          Management fees**                 0.15
PLUS:                     Distribution (12b-1) fees***      None
                          Other expenses****                0.42
EQUALS:                   Total annual operating expenses   0.57
MINUS:                    Expense Reimbursement             0.42
EQUALS:                   Net expenses*****                 0.15
--------------------------------------------------------------------------------

* THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 26.
**    "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.
*** THE FUND HAS ADOPTED A RULE 12b-1 PLAN, ALTHOUGH IT CURRENTLY DOES NOT CHARGE ANY DISTRIBUTION (12b-1) FEES. HOWEVER, UPON APPROVAL BY THE FUND'S BOARD OF TRUSTEES, THE FUND MAY CHARGE A MAXIMUM FEE OF 0.15% OF AVERAGE NET ASSETS.
**** OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. ***** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO
      REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 3/31/2008, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 0.15% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NBMI FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 0.15% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE.

      NBMI HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE IN THE AMOUNT OF 0.02% OF THE FUND'S AVERAGE NET ASSETS THROUGH 3/31/2006. AS A RESULT OF THIS WAIVER, THE INVESTMENT MANAGEMENT FEE OF THE FUND WILL BE LIMITED TO 0.08% OF ITS AVERAGE NET ASSETS.


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                1 Year         3 Years
Expenses        $15            $48

MANAGEMENT


JOHN C. DONOHUE, Senior Vice President, Lehman Brothers Asset Management Inc. ("LBAM") and Senior Vice President, Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital"), has primary responsibility for managing the Cash Management product group at Lincoln Capital and LBAM. (Lincoln Capital and LBAM are both wholly owned subsidiaries of Lehman Brothers Holdings Inc.) Prior to joining LBAM in 2004 and Lincoln Capital in 2003, Mr. Donohue worked at Opus Investment Management (Allmerica Asset Management), where he was a Vice President and Portfolio Manager. He joined Allmerica in 1995 and was responsible for the management of short term and money market portfolios. Prior to joining Allmerica, Mr. Donohue was a portfolio manager for CS First Boston Investment Management. He graduated with a BA from Saint Anselm College and an MBA from Assumption College.

ERIC D. HIATT, Vice President, LBAM and Vice President, Lincoln Capital, joined LBAM in 2004 and Lincoln Capital in 2003. (Lincoln Capital and LBAM are wholly owned subsidiaries of Lehman Brothers Holdings Inc.) For the previous five years, Mr. Hiatt was a Money Market Portfolio Manager with Opus Investment Management (Allmerica Asset Management) managing short term and money market portfolios. He currently serves as portfolio manager for numerous accounts and is a member of the Short-Term Strategy Group. Prior experience included work as a treasury analyst for Eastern Enterprises. He received a BS from Bentley College and has been awarded the Chartered Financial Analyst designation.

NEUBERGER BERMAN MANAGEMENT INC. is the fund's investment manager, administrator, and distributor. It engages LBAM as sub-adviser to provide day-to-day investment management services. As investment adviser, Neuberger Berman Management Inc. is responsible for overseeing the investment activities of LBAM. The fund will pay Neuberger Berman Management Inc. fees at the annual rate of 0.10% of average daily net assets for investment management services and 0.05% of average daily net assets for administrative services provided to the Institutional Class of shares. Neuberger Berman Management Inc. and LBAM are wholly owned subsidiaries of Lehman Brothers Holdings Inc.

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the fund was new and had no financial highlights to report.

Lehman Brothers


U.S. TREASURY FUND


GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the fund normally invests at least 80% of its net assets in direct obligations of the U.S. Treasury, including repurchase agreements collateralized by these same types of securities. Under normal market conditions, the fund will invest 20% of its net assets in U.S. Government and Agency Securities, including repurchase agreements collateralized by these same type of securities. The fund seeks to maintain a stable $1.00 share price.


With respect to one-third of its total assets (including the value of any loan collateral), the fund may engage in reverse repurchase agreements and securities lending (which could create leverage) and may invest the proceeds.


The investment managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the fund's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the fund's credit quality policies or jeopardizing the stability of its share price.

The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The fund will not change its strategy of investing at least 80% of its net assets in direct obligations of the U.S. Treasury without providing shareholders at least 60 days' advance notice. The term "net assets" here includes the amount of any borrowings for investment purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES OR 25 MONTHS FOR VARIABLE U.S. GOVERNMENT SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the fund's performance depends on interest rates. When interest rates fall, the fund's yields will typically fall as well. The fund is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Reverse repurchase agreements and securities lending could create leverage, which would amplify gains or losses. (To reduce that risk, the fund does not intend to invest the proceeds of any reverse repurchase agreement in instruments having a maturity longer than the agreement.)

Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. Over time, money market funds may produce a lower return than bond or stock investments.

OTHER RISKS


ALTHOUGH THE FUND INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHILE THE FUND MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE FUND ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

PERFORMANCE

When this prospectus was prepared, the fund had not yet commenced operations. Accordingly, performance charts are not included.
Investor Expenses

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling, or exchanging Institutional Class shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.


FEE TABLE
--------------------------------------------------------------------------------
SHAREHOLDER FEES                                            None
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)* These are deducted from fund assets, so you pay them indirectly

                          Management fees**                 0.15
PLUS:                     Distribution (12b-1) fees***      None
                          Other expenses****                1.28
EQUALS:                   Total annual operating expenses   1.43
MINUS:                    Expense Reimbursement             1.28
EQUALS:                   Net expenses*****                 0.15
--------------------------------------------------------------------------------

* THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 26.
**     "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.
*** THE FUND HAS ADOPTED A RULE 12b-1 PLAN, ALTHOUGH IT CURRENTLY DOES NOT CHARGE ANY DISTRIBUTION (12b-1) FEES. HOWEVER, UPON APPROVAL BY THE FUND'S BOARD OF TRUSTEES, THE FUND MAY CHARGE A MAXIMUM FEE OF 0.15% OF AVERAGE NET ASSETS.
****   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
       YEAR.
***** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 3/31/2008, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 0.15% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NBMI FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 0.15% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE.

       NBMI HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE IN THE AMOUNT OF 0.02% OF THE FUND'S AVERAGE NET ASSETS THROUGH 3/31/2006. AS A RESULT OF THIS WAIVER, THE INVESTMENT MANAGEMENT FEE OF THE FUND WILL BE LIMITED TO 0.08% OF ITS AVERAGE NET ASSETS.


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                1 Year         3 Years
Expenses        $15            $48

MANAGEMENT


JOHN C. DONOHUE, Senior Vice President, Lehman Brothers Asset Management Inc. ("LBAM") and Senior Vice President, Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital"), has primary responsibility for managing the Cash Management product group at Lincoln Capital and LBAM. (Lincoln Capital and LBAM are both wholly owned subsidiaries of Lehman Brothers Holdings Inc.) Prior to joining LBAM in 2004 and Lincoln Capital in 2003, Mr. Donohue worked at Opus Investment Management (Allmerica Asset Management), where he was a Vice President and Portfolio Manager. He joined Allmerica in 1995 and was responsible for the management of short term and money market portfolios. Prior to joining Allmerica, Mr. Donohue was a portfolio manager for CS First Boston Investment Management. He graduated with a BA from Saint Anselm College and an MBA from Assumption College.

ERIC D. HIATT, Vice President, LBAM and Vice President, Lincoln Capital, joined LBAM in 2004 and Lincoln Capital in 2003. (Lincoln Capital and LBAM are wholly owned subsidiaries of Lehman Brothers Holdings Inc.) For the previous five years, Mr. Hiatt was a Money Market Portfolio Manager with Opus Investment Management (Allmerica Asset Management) managing short term and money market portfolios. He currently serves as portfolio manager for numerous accounts and is a member of the Short-Term Strategy Group. Prior experience included work as a treasury analyst for Eastern Enterprises. He received a BS from Bentley College and has been awarded the Chartered Financial Analyst designation.

NEUBERGER BERMAN MANAGEMENT INC. is the fund's investment manager, administrator, and distributor. It engages LBAM as sub-adviser to provide day-to-day investment management services. As investment adviser, Neuberger Berman Management Inc. is responsible for overseeing the investment activities of LBAM. The fund will pay Neuberger Berman Management Inc. fees at the annual rate of 0.10% of average daily net assets for investment management services and 0.05% of average daily net assets for administrative services provided to the Institutional Class of shares. Neuberger Berman Management Inc. and LBAM are wholly owned subsidiaries of Lehman Brothers Holdings Inc.

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the fund was new and had no financial highlights to report.

Lehman Brothers

YOUR INVESTMENT

o     ELIGIBLE ACCOUNTS


The funds offer their Institutional Class shares for purchase by investors directly and through investment providers. Institutional Class shares are also available as cash sweep vehicles for certain institutional investors. The funds have a minimum initial investment of $10 million.


The Institutional Class shares of each of the funds described in this prospectus are also available to qualified retirement plans, benefit plans and other accounts managed by Lehman Brothers and other investment providers.


The fees and policies outlined in this prospectus are set by each of the funds described in this prospectus and by Neuberger Berman Management Inc. (NBMI). However, most of the information you'll need for managing your investment will come from Lehman Brothers or from your investment provider. This includes information on how to buy and sell Institutional Class shares, investor services, and additional policies.


In exchange for the services it offers, Lehman Brothers and your investment provider may charge fees, which are generally in addition to those described in this prospectus.

o     MAINTAINING YOUR ACCOUNT

PURCHASING SHARES AS CASH SWEEP VEHICLES

The funds offer their Institutional Class shares as cash sweep vehicles for investment advisory, brokerage, certain benefit plans and other accounts managed or established at Lehman Brothers or its affiliates. Fund shares may be made available to other programs in the future. To open a sweep account, contact Lehman Brothers. All investments must be made in U.S. dollars. Contact Lehman Brothers for more information on eligible benefit plans.

The funds are designed so that free credit cash balances held in an eligible account can be automatically invested in fund shares. All such available cash balances in an eligible account are automatically invested in the funds on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your plan's account.

PURCHASING SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER

WHEN YOU BUY SHARES -- Instructions for buying shares from Lehman Brothers are under "Buying Shares." See "Investment Providers" if you are buying shares through an investment provider. Whenever you make an initial investment in one of the funds or add to an existing account, you will be sent a statement confirming your transaction. All investments must be made in U.S. dollars.

When you purchase shares you will receive the next share price calculated after your order is received. Fund investors whose purchase order is received before 5:00 p.m. (3:00 p.m. in the case of the U.S. Treasury Fund) will accrue a dividend the same day.


WHEN YOU SELL SHARES -- If you bought your shares directly instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through Lehman Brothers or through an investment provider. You can place an order to sell some or all of your shares at any time. Investors do not receive dividends earned and accrued by the funds on the day they sell their shares.


In some cases, when you purchase shares directly or from an investment provider, you will have to place your order to sell shares in writing, and you will need a signature guarantee (see "Signature Guarantees").


If your account falls below the minimum initial investment level of $10 million, the funds have the right to request that you bring the balance back up to the minimum. If you have not done so within 60 days, we may close your account and send you the proceeds by wire.


The funds reserve the right to pay in kind for redemptions. The funds do not redeem in kind under normal circumstances, but would do so when NBMI has determined that it is in the best interests of a fund's shareholders as a whole. Investors are urged to call 888-556-9030 before effecting any large redemption.

MARKET TIMING POLICIES -- Frequent purchases, exchanges and redemptions in fund shares ("market-timing activities") can interfere with fund management and affect costs and performance for other shareholders. To discourage market-timing activities by fund shareholders, the funds' trustees have adopted market-timing policies and have approved the procedures of the principal underwriter for implementing those policies. As described in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the funds reserve the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege.


NBMI applies the funds' policies and procedures with respect to market-timing activities by monitoring trading activity in the funds, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of fund shares. These policies and procedures are applied consistently to all shareholders. Although the funds make efforts to monitor for market-timing activities, the ability of the funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the funds will be able to eliminate all market-timing activities.

STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES -- You can move money from one Lehman Brothers fund to another through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of another fund. There are three things to remember when making an exchange:

o  both accounts must have the same registration
o you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved
o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order.

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE -- Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you don't want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by fax or express delivery.

The proceeds from shares sold are generally credited to your account on the same business day the sell order is executed, and nearly always within three business days. Proceeds may be delayed beyond this time in unusual circumstances where the law allows additional time if needed.

There is no sales charge or commission paid for investment in fund shares. The funds do not issue certificates for shares.

OTHER POLICIES -- Under certain circumstances, the funds reserve the right to:



o     suspend the offering of shares
o     reject any exchange or purchase order
o     change, suspend, or revoke the exchange privilege
o     suspend the telephone order privilege
o suspend or postpone your right to sell fund shares, or postpone payments or redemptions for more than seven days, on days when trading on the New York Stock Exchange ("Exchange") is restricted, or as otherwise permitted by the SEC
o suspend or postpone your right to sell fund shares, or postpone payments or redemptions for more than seven days, on days when the Exchange or the Federal Reserve Wire System ("Federal Reserve") closes early (e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard)

o for the Institutional Liquidity and Prime Money Funds, postpone payments for redemption requests received after 3:30 p.m. Eastern time until the next business day, which would mean that your redemption proceeds would not be available to you on the day you placed your redemption order
o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors
o     take orders to purchase or sell fund shares when the Exchange is closed.





DISTRIBUTION AND SHAREHOLDER SERVICING FEES

Each fund has adopted a plan under which each fund's Institutional Class pays a maximum of 0.15% of its average net assets each year to support distribution and shareholder servicing. The funds do not currently charge such a fee but may do so upon approval of the fund's board of trustees. These fees increase the cost of investment. Over the long term, they could result in higher overall costs than other types of sales.


SIGNATURE GUARANTEES

You may need a signature guarantee when you purchase shares directly or from an investment provider. A signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Signature guarantees are required for a variety of transactions including requests for changes to your account, exchange privileges or instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a signature guarantee.

INVESTMENT PROVIDERS

The Institutional Class shares available in this prospectus may also be purchased through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the funds and by NBMI. However, if you use an investment provider, most of the information you'll need for managing your investment will come from that provider. This includes information on how to buy and sell shares, investor services, and additional policies.

If you use an investment provider, you must contact that provider to buy or sell shares of any of the funds described in this prospectus.

Most investment providers allow you to take advantage of the Lehman Brothers fund exchange program, which is designed for moving money from one Lehman Brothers fund to another through an exchange of shares. See "When You Exchange Shares" for more information.

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.


When you open an account, we (which may include your investment provider acting on our behalf or as our agent) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds.

PORTFOLIO HOLDINGS


A description of the funds' policies and procedures with respect to disclosure of the funds' portfolio securities is available in the funds' statement of additional information.

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through Lehman Brothers or an investment provider should contact them for instructions.

BUYING SHARES


--------------------------------------------------------------------------------
Method               Things to know                Instructions


--------------------------------------------------------------------------------
WIRING MONEY         The minimum initial purchase  Before wiring any money,
                     amount for this Fund is       call 888-556-9030 for an
                     $10 million; if your balance  order confirmation
                     should fall below this
                     amount for a substantial      Have your financial
                     period of time, we reserve    institution send your wire
                     the right to request that     to State Street Bank and
                     you bring your balance back   Trust Company
                     up to the minimum.  If you
                     have not done so within 60    Include your name, the fund
                     days, we may close your       name, your account number
                     account and send you the      and other information as
                     proceeds by mail.             requested


--------------------------------------------------------------------------------
EXCHANGING FROM      An exchange for an initial    Call 888-556-9030 to place
ANOTHER FUND         investment must be for at     your order
                     least $10 million.

                     Both accounts involved must
                     be registered in the same
                     name, address and tax ID
                     number

                     An exchange order cannot be
                     cancelled or changed once it
                     has been placed
--------------------------------------------------------------------------------
BY TELEPHONE         We do not accept phone        Call 888-556-9030 to notify
                     orders for an initial         us of your purchase
                     investment

                     Additional shares will be     Immediately follow up with a
                     purchased upon receipt of     wire
                     your money by our transfer

                     Not available on retirement
                     accounts
--------------------------------------------------------------------------------

SELLING SHARES

--------------------------------------------------------------------------------
Method               Things to know                Instructions

--------------------------------------------------------------------------------
SENDING US A LETTER  We will wire the proceeds to  Send us a letter requesting
                     the bank account designated   us to sell shares signed by
                     on your application.          all registered owners;
                                                   include your name, account
                     You may need a signature      number, the fund name, the
                     guarantee                     dollar amount or number of
                                                   shares you want to sell, and

                     Please also supply us with
                     your e-mail address and       If regi;ar first-class mail,
                     daytime telephone number
                     when you write to us in the      Lehman Brothers Funds
                     event we need to reach you       Boston Service Center
                                                      P.O. Box 8403
                                                      Boston, MA 02266-8403



                                                   If express delivery,
                                                   registered mail, or certified
                                                   mail, send to:

                                                      Lehman Brothers Funds
                                                      c/o State Street Bank and
                                                      Trust Company
                                                      66 Brooks Drive
                                                      Braintree, MA 02184-3839

--------------------------------------------------------------------------------
SENDING US A FAX     For amounts of up to $2       Write a request to sell
                     million                       shares as described above

                     Not available if you have     Call 888-556-9030 to obtain
                     changed the address on the    the appropriate fax number
                     account in the past 15 days
--------------------------------------------------------------------------------
CALLING IN YOUR      All phone orders to sell      Call 888-556-9030 to place
ORDER                shares must be for at least   your order
                     $1,000 unless you are
                     closing out an account        Give your name, account
                                                   number, the fund name, the
                     Not available if you have     dollar amount or number of
                     declined the phone option     shares you want to sell, and
                                                   any other instructions
                     Not available if you have
                     changed the address on the
                     account in the past 15 days
--------------------------------------------------------------------------------
EXCHANGING INTO      Both accounts must be         Call 888-556-9030 to place
ANOTHER FUND         registered in the same name,  your order
                     address and tax ID number

                     An exchange order cannot be
                     cancelled or changed once it
                     has been placed
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARE PRICES


Because Institutional Class shares of each fund do not have a sales charge, the price your account pays for each share of each fund is the net asset value per share. Similarly, because each fund does not charge any fee for selling shares, each fund pays the full share price when your account sells shares. Remember that your investment adviser may charge fees for its investment management services.

The funds are open for business every day that both the New York Stock Exchange and the Federal Reserve Wire System are open. The Exchange and the Federal Reserve are closed on all national holidays; the Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Fund shares will not be priced on those days and any other day the Exchange or Federal Reserve is closed. On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all purchase orders must be received by 1:00 p.m. Eastern time in order to be processed that day.

In general, every buy or sell order you place will be processed at the next share price to be calculated after your order has been received (see "Maintaining Your Account" for instructions on placing orders). The Institutional Liquidity Fund and the Prime Money Fund each calculates its share price as of 5:00 p.m. Eastern time. The U.S. Treasury Fund calculates its share price as of 3:00 p.m. Eastern time.

Shares purchased before 5:00 p.m. Eastern time in the case of Institutional Liquidity Fund and Prime Money Fund, and 3:00 p.m. Eastern time in the case of the U.S. Treasury Fund, will accrue dividends that same day. Shares sold will not accrue dividends on the day of the sale.

NBMI will process purchase orders when received, on the basis of a pre-existing arrangement to make payment on the same day by the close of the Federal Reserve Wire System. The funds and NBMI reserve the right to suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

In addition, for the funds to process your request, it must be in "good order." Good order means that you have provided sufficient information to process your request as outlined in this prospectus.

The Institutional Liquidity Fund and the Prime Money Fund will accept buy and sell orders until 5:00 p.m. Eastern time. The U.S. Treasury Fund will accept buy and sell orders until 3:00 p.m. Eastern time. If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when your order is received, it's possible that a fund's share price could change on days when you are unable to buy or sell shares. The funds intend to maintain a stable share price.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

SHARE PRICE CALCULATIONS

The price of Institutional Class shares of each fund is the total value of its assets attributable to Institutional Class minus its liabilities, attributable to that class, divided by the total number of shares. The funds do not anticipate that their share price will fluctuate.

When valuing portfolio securities, each fund uses a constant amortization method.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- Each fund pays out to shareholders any net investment income and realized net capital gains it earns. Each fund declares income dividends daily and pays them monthly. The funds do not anticipate making any long-term capital gain distributions. Any net short-term capital gains would be paid annually in December.


Consult your investment adviser about whether distributions from a fund to your account will be reinvested in additional shares of the fund or paid to your account in cash. Although fund distributions are actually made to the investment provider that holds the fund shares on your behalf, the following discussion describes distributions made to you and their tax consequences because you are the shares' beneficial owner.


HOW DISTRIBUTIONS ARE TAXED -- Fund dividends paid to qualified retirement plan accounts are tax-free. Eventual withdrawals from those accounts generally are subject to tax. Fund dividends paid to other accounts are generally taxable to you, regardless of whether they are paid in cash or reinvested in additional shares of the fund.


Dividends are taxable to you, if at all, in the year you receive them. In some cases, dividends you receive in January are taxable as if they had been paid the previous December 31st. Your tax statement (see "Taxes and You") will help clarify this for you. Distributions of income and net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

HOW SHARE TRANSACTIONS ARE TAXED -- When a qualified retirement plan sells (redeems) fund shares in its account, there are no tax consequences to the plan or its beneficiaries. Other accounts that sell (redeem) fund shares will not realize a taxable gain or loss as long as the fund maintains a share price of $1.00.


TAXES AND YOU

For non-retirement plan accounts, the taxes you actually owe on distributions can vary with many factors, such as your tax bracket.

How can you figure out your tax liability on fund distributions? One helpful tool is the tax statement that we or your investment provider send you or your institution every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you might have.

FUND STRUCTURE

The funds use a combined "master-feeder" and "multiple class" structure.

Rather than investing directly in securities, each fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. One potential benefit of this structure is lower costs, since the expenses of the master portfolio can be shared with any other feeder funds. In this prospectus we have used the word "fund" to mean each feeder fund and its master portfolio.

For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master portfolio or decide to manage its assets itself.


The funds offer one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Institutional Class of the feeder funds.

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES

INSTITUTIONAL CLASS SHARES

o     No load
o     No sales charges

If you'd like further details on these funds, you can request a free copy of the following documents:

SHAREHOLDER REPORTS --Published twice a year, the shareholder reports offer information about each fund's recent performance, including:

o a discussion by the portfolio managers about strategies and market conditions

o     fund performance data and financial statements

o     portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on each fund, including:

o     various types of securities and practices, and their risks

o     investment limitations and additional policies

o     information about each fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:  NEUBERGER BERMAN MANAGEMENT INC.

Sub-advisor:  LEHMAN BROTHERS ASSET MANAGEMENT

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

800-877-9700
212-476-8800

BROKER/DEALER AND INSTITUTIONAL SERVICES:  800-366-6264

WEB SITE:  www.nb.com
           ----------

EMAIL:  fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. They are also available from the EDGAR Database on the SEC's Web site at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

============================
LEHMAN BROTHERS
----------------------------
============================

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

SHAREHOLDER SERVICES
800-877-9700

INSTITUTIONAL SERVICES
800-366-6264

www.nb.com
----------

[A0630 02/02]


SEC file number 811-21648

                                                                 ===============
                                                                 LEHMAN BROTHERS
                                                                 ===============

                                     [LOGO]









Lehman Brothers
INSTITUTIONAL LIQUIDITY SERIES


RESERVE CLASS SHARES                      Institutional Liquidity Fund

                                          Prime Money Fund

                                          U.S. Treasury Fund




PROSPECTUS December 23, 2004



These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

LEHMAN BROTHERS

CONTENTS

      INSTITUTIONAL LIQUIDITY SERIES
      RESERVE CLASS SHARES

      Institutional Liquidity Fund..............1

      Prime Money Fund..........................7

      U.S. Treasury Fund........................13


      YOUR INVESTMENT
      Eligible Accounts.........................19
      Maintaining Your Account..................19
      Buying Shares.............................23
      Selling Shares............................24
      Share Prices..............................25
      Distributions and Taxes...................26
      Fund Structure............................26

THESE FUNDS:
o     require a minimum investment of $1 million
o Institutional Liquidity and Prime Money Funds price their shares at 5:00 p.m. Eastern time. U.S. Treasury Fund prices its shares at 3:00 p.m. Eastern time
o carry certain risks, including the risk that you could lose money if fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
o use a master-feeder structure, meaning that rather than investing directly in securities, each fund invests in a "master portfolio"; see page 26 for information on how it works









(C)2004 Lehman Brothers.  All rights reserved.

Lehman Brothers


INSTITUTIONAL LIQUIDITY FUND


GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.


To pursue this goal, the fund invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The fund will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), and repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks. The fund seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the fund will invest more than 25% of total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations. With respect to one-third of its total assets (including the value of any loan collateral), the fund may engage in reverse repurchase agreements and securities lending (which could create leverage) and may invest the proceeds.


The investment managers monitor a range of economic and financial factors to weigh the value and credit worthiness of money market securities. While adhering to the fund's stringent credit quality policies, the managers invest the fund's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES OR 25 MONTHS IN THE CASE OF VARIABLE U.S. GOVERNMENT SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).


THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THIS FUND WILL ONLY INVEST IN SECURITIES THAT ARE RATED IN THE HIGHEST RATING CATEGORY OF AT LEAST TWO NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS ("NRSROS").

MAIN RISKS

Most of the fund's performance depends on interest rates. When interest rates fall, the fund's yields will typically fall as well. The fund is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the fund normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the fund's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds. Relatively recent legislation permits broad consolidation of financial services companies, the impact of which is difficult to predict. Competition among companies in different portions of the financial services sector has been increasing, a trend that is likely to continue.

Reverse repurchase agreements and securities lending could create leverage, which would amplify gains or losses. (To reduce that risk, the fund does not intend to invest the proceeds of any reverse repurchase agreement in instruments having a maturity longer than the agreement.) Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the fund to some risk.

The fund's performance also could be affected if unexpected interest rate trends cause the fund's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the fund's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The fund's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition. Over time, money market funds may produce a lower return than bond or stock investments.

OTHER RISKS


ALTHOUGH THE FUND INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHILE THE FUND MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE FUND ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE


The charts below provide an indication of the risks of investing in Reserve Class shares of the fund. When this prospectus was prepared, the fund had not yet commenced operations. However, the bar chart shows the performance of the Neuberger Berman Institutional Cash Fund, a fund that invests in the same master portfolio as the fund. The bar chart shows how the Neuberger Berman Institutional Cash Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.


YEAR-BY-YEAR % RETURNS as of 12/31 each year*


=======================
Year            %
=======================
2001            4.01
=======================
2002            1.64
=======================
2003            0.88
=======================
Best quarter: Q1 '01, 1.41%          Worst quarter: Q3 '03, 0.19%

*Performance shown above is that of the Neuberger Berman Institutional Cash Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the fund because it invests in the same portfolio of securities. Annual returns would differ only to the extent that the fund and the Neuberger Berman Institutional Cash Fund do not have the same expenses. For the periods 2/10/2001 through 12/31/03, Neuberger Berman Institutional Cash Fund was organized in a multiple class structure with one class, the Trust Class, rather than as a feeder fund in a master/feeder structure. As of December 30, 2004, portfolio management of the Fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management Inc.


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/03

====================================================
                          1 Year   Since Inception
                                      5/8/2000*
====================================================
INSTITUTIONAL CASH         0.88          2.94
====================================================
* For the period from the Neuberger Berman Institutional Cash Fund's inception through 2/9/2001, the fund was organized in a master/feeder structure.

PERFORMANCE MEASURES

The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the fund, and include all fund expenses.


To obtain the fund's current yield, call 888-556-9030. The current yield is the fund's net income over a recent seven-day period expressed as an annual rate of return.

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling, or exchanging Reserve Class shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.


FEE TABLE
-----------------------------------------------------------------------
SHAREHOLDER FEES                                          None
-----------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.


            Management fees**                             0.18
PLUS:       Distribution (12b-1) fees                     0.05
            Other expenses***                             0.32
EQUALS:     Total annual operating expense                0.55
MINUS:            Expense Reimbursement                   0.35
EQUALS:     Net expenses****                              0.20
-----------------------------------------------------------------------

* THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 26.
**   "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.
*** OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. **** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO
     REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 3/31/2008, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 0.20% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NBMI FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 0.20% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE.

     NBMI HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE IN THE AMOUNT OF 0.02% OF THE FUND'S AVERAGE NET ASSETS THROUGH 3/31/2006. AS A RESULT OF THIS WAIVER, THE INVESTMENT MANAGEMENT FEE OF THE FUND WILL BE LIMITED TO 0.08% OF ITS AVERAGE NET ASSETS.


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                1 Year         3 Years
Expenses        $20            $64

MANAGEMENT


JOHN C. DONOHUE, Senior Vice President, Lehman Brothers Asset Management Inc. ("LBAM") and Senior Vice President, Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital"), has primary responsibility for managing the Cash Management product group at Lincoln Capital and LBAM. (Lincoln Capital and LBAM are both wholly owned subsidiaries of Lehman Brothers Holdings Inc.) Prior to joining LBAM in 2004 and Lincoln Capital in 2003, Mr. Donohue worked at Opus Investment Management (Allmerica Asset Management), where he was a Vice President and Portfolio Manager. He joined Allmerica in 1995 and was responsible for the management of short term and money market portfolios. Prior to joining Allmerica, Mr. Donohue was a portfolio manager for CS First Boston Investment Management. He graduated with a BA from Saint Anselm College and an MBA from Assumption College.

ERIC D. HIATT, Vice President, LBAM and Vice President, Lincoln Capital, joined LBAM in 2004 and Lincoln Capital in 2003. (Lincoln Capital and LBAM are wholly owned subsidiaries of Lehman Brothers Holdings Inc.) For the previous five years, Mr. Hiatt was a Money Market Portfolio Manager with Opus Investment Management (Allmerica Asset Management) managing short term and money market portfolios. He currently serves as portfolio manager for numerous accounts and is a member of the Short-Term Strategy Group. Prior experience included work as a treasury analyst for Eastern Enterprises. He received a BS from Bentley College and has been awarded the Chartered Financial Analyst designation.

NEUBERGER BERMAN MANAGEMENT INC. is the fund's investment manager, administrator, and distributor. It engages LBAM as sub-adviser to provide day-to-day investment management services. As investment adviser, Neuberger Berman Management Inc. is responsible for overseeing the investment activities of LBAM. The fund will pay Neuberger Berman Management Inc. fees at the annual rate of 0.10% of average daily net assets for investment management services and 0.05% of average daily net assets for administrative services provided to the Reserve Class of shares. Neuberger Berman Management Inc. and LBAM are wholly owned subsidiaries of Lehman Brothers Holdings Inc.

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Year Ended October 31,                2000(1) 2001     2002     2003    2004
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each period indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

        Share price (NAV) at
        beginning of period            1.0000  1.0000   1.0000   1.0000  1.0000

PLUS:   Income from investment
        operations
        Net investment income          0.0307  0.0466   0.0176   0.0096  0.0092

 MINUS: Distributions to shareholders
        Income dividends               0.0307  0.0466   0.0176   0.0096  0.0092
        Capital gain distributions       -       -      0.0000       -   0.0000
        SUBTOTAL: DISTRIBUTIONS TO
        SHAREHOLDERS                   0.0307  0.0466   0.0176   0.0096  0.0092

EQUALS: Share price (NAV) at end of
        period                         1.0000  1.0000   1.0000   1.0000  1.0000

--------------------------------------------------------------------------------

RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the fund's expenses and net investment income --as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.

Net expenses -- actual                0.35(2) 0.29     0.28     0.28    0.28
Expenses(3)                           0.36(2) 0.29     0.28     0.28    0.28
Net investment income --actual
                                      6.45(2) 4.52     1.74     0.97    0.92
--------------------------------------------------------------------------------

OTHER DATA

Total return shows how an investment in the fund would have performed over each period, assuming all distributions were reinvested.

Total return (%)                      3.11(4) 4.76     1.77     0.97    0.93

Net assets at end of period (in
millions of dollars)                  635.4   2,125.1  3,156.5  2,682.1 2,691.5

--------------------------------------------------------------------------------

THE FIGURES ABOVE ARE FOR THE NEUBERGER BERMAN INSTITUTIONAL CASH FUND. EFFECTIVE ON OR AROUND 12/30/2004, THE NEUBERGER BERMAN INSTITUTIONAL CASH FUND WAS ORGANIZED AS A FEEDER FUND THAT INVESTS IN THE SAME MASTER PORTFOLIO AS THE FUND. THE FIGURES ABOVE FOR THE PERIODS 2/10/2001 THROUGH 10/31/2004 ARE FROM PERIODS DURING WHICH THE FUND WAS ORGANIZED IN A MULTICLASS STRUCTURE WITH ONE CLASS, THE TRUST CLASS. THE FIGURES ABOVE FOR THE PERIOD 5/8/2000 THROUGH 2/9/2001 ARE FROM THE FUND'S PREDECESSOR FEEDER FUND AND INCLUDE THE PREDECESSOR FEEDER FUND'S PROPORTIONATE SHARE OF THE MASTER FUND'S INCOME AND EXPENSE DURING THIS PERIOD. ALL OF THE ABOVE FIGURES HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).

(1) PERIOD FROM 5/8/2000 (BEGINNING OF OPERATIONS) TO 10/31/2000.
(2) ANNUALIZED.
(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.
(4) NOT ANNUALIZED.

Lehman Brothers
PRIME MONEY FUND


GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.


To pursue this goal, the fund invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The fund will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), and repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks. The fund seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the fund will invest more than 25% of total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations. With respect to one-third of its total assets (including the value of any loan collateral), the fund may engage in reverse repurchase agreements and securities lending (which could create leverage) and may invest the proceeds.


The investment managers monitor a range of economic and financial factors to weigh the value and credit worthiness of money market securities. While adhering to the fund's stringent credit quality policies, the managers invest the fund's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES OR 25 MONTHS FOR VARIABLE U.S. GOVERNMENT SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.


THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THIS FUND WILL ONLY INVEST IN SECURITIES THAT ARE RATED IN THE HIGHEST RATING CATEGORY OF AT LEAST TWO NRSROS.

MAIN RISKS

Most of the fund's performance depends on interest rates. When interest rates fall, the fund's yields will typically fall as well. The fund is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the fund normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the fund's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds. Relatively recent legislation permits broad consolidation of financial services companies, the impact of which is difficult to predict. Competition among companies in different portions of the financial services sector has been increasing, a trend that is likely to continue.

Reverse repurchase agreements and securities lending could create leverage, which would amplify gains or losses. (To reduce that risk, the fund does not intend to invest the proceeds of any reverse repurchase agreement in instruments having a maturity longer than the agreement.) Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the fund to some risk.

The fund's performance also could be affected if unexpected interest rate trends cause the fund's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the fund's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The fund's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition. Over time, money market funds may produce a lower return than bond or stock investments.

OTHER RISKS


ALTHOUGH THE FUND INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHILE THE FUND MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE FUND ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the fund had not yet commenced operations. Accordingly, performance charts are not included.

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling, or exchanging Reserve Class shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.


FEE TABLE
--------------------------------------------------------------------------------
SHAREHOLDER FEES                                            None
--------------------------------------------------------------------------------
-ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly

                          Management fees**                 0.18
PLUS:                     Distribution (12b-1) fees         0.05
                          Other expenses***                 0.13
EQUALS:                   Total annual operating expenses   0.36
MINUS:                    Expense Reimbursement             0.16
EQUALS:                   Net expenses****                  0.20
--------------------------------------------------------------------------------

* THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 26.
**   "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.
*** OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. **** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO
     REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 3/31/2008, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 0.20% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NBMI FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 0.20% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE.

     NBMI HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE IN THE AMOUNT OF 0.02% OF THE FUND'S AVERAGE NET ASSETS THROUGH 3/31/2006. AS A RESULT OF THIS WAIVER, THE INVESTMENT MANAGEMENT FEE OF THE FUND WILL BE LIMITED TO 0.08% OF ITS AVERAGE NET ASSETS.


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                1 Year         3 Years
Expenses        $20            $64

MANAGEMENT


JOHN C. DONOHUE, Senior Vice President, Lehman Brothers Asset Management Inc. ("LBAM") and Senior Vice President, Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital"), has primary responsibility for managing the Cash Management product group at Lincoln Capital and LBAM. (Lincoln Capital and LBAM are both wholly owned subsidiaries of Lehman Brothers Holdings Inc.) Prior to joining LBAM in 2004 and Lincoln Capital in 2003, Mr. Donohue worked at Opus Investment Management (Allmerica Asset Management), where he was a Vice President and Portfolio Manager. He joined Allmerica in 1995 and was responsible for the management of short term and money market portfolios. Prior to joining Allmerica, Mr. Donohue was a portfolio manager for CS First Boston Investment Management. He graduated with a BA from Saint Anselm College and an MBA from Assumption College.

ERIC D. HIATT, Vice President, LBAM and Vice President, Lincoln Capital, joined LBAM in 2004 and Lincoln Capital in 2003. (Lincoln Capital and LBAM are wholly owned subsidiaries of Lehman Brothers Holdings Inc.) For the previous five years, Mr. Hiatt was a Money Market Portfolio Manager with Opus Investment Management (Allmerica Asset Management) managing short term and money market portfolios. He currently serves as portfolio manager for numerous accounts and is a member of the Short-Term Strategy Group. Prior experience included work as a treasury analyst for Eastern Enterprises. He received a BS from Bentley College and has been awarded the Chartered Financial Analyst designation.

NEUBERGER BERMAN MANAGEMENT INC. is the fund's investment manager, administrator, and distributor. It engages LBAM as sub-adviser to provide day-to-day investment management services. As investment adviser, Neuberger Berman Management Inc. is responsible for overseeing the investment activities of LBAM. The fund will pay Neuberger Berman Management Inc. fees at the annual rate of 0.10% of average daily net assets for investment management services and 0.05% of average daily net assets for administrative services provided to the Reserve Class of shares. Neuberger Berman Management Inc. and LBAM are wholly-owned subsidiaries of Lehman Brothers Holdings Inc.

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the fund was new and had no financial highlights to report.

Lehman Brothers


U.S. TREASURY FUND


GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the fund normally invests at least 80% of its net assets in direct obligations of the U.S. Treasury, including repurchase agreements collateralized by these same types of securities. Under normal market conditions, the fund will invest 20% of its net assets in U.S. Government and Agency Securities, including repurchase agreements collateralized by these same type of securities. The fund seeks to maintain a stable $1.00 share price.


With respect to one-third of its total assets (including the value of any loan collateral), the fund may engage in reverse repurchase agreements and securities lending (which could create leverage) and may invest the proceeds.


The investment managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the fund's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the fund's credit quality policies or jeopardizing the stability of its share price.

The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The fund will not change its strategy of investing at least 80% of its net assets in direct obligations of the U.S. Treasury without providing shareholders at least 60 days' advance notice. The term "net assets" here includes the amount of any borrowings for investment purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES OR 25 MONTHS FOR VARIABLE U.S. GOVERNMENT SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the fund's performance depends on interest rates. When interest rates fall, the fund's yields will typically fall as well. The fund is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Reverse repurchase agreements and securities lending could create leverage, which would amplify gains or losses. (To reduce that risk, the fund does not intend to invest the proceeds of any reverse repurchase agreement in instruments having a maturity longer than the agreement.)

Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. Over time, money market funds may produce a lower return than bond or stock investments.

OTHER RISKS


ALTHOUGH THE FUND INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHILE THE FUND MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE FUND ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

PERFORMANCE

When this prospectus was prepared, the fund had not yet commenced operations. Accordingly, performance charts are not included.

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling, or exchanging Reserve Class shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.


FEE TABLE
--------------------------------------------------------------------------------
SHAREHOLDER FEES                                            None
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly

                          Management fees**                 0.18
PLUS:                     Distribution (12b-1) fees         0.05
                          Other expenses***                 0.16
EQUALS:                   Total annual operating expenses   0.39
MINUS:                    Expense Reimbursement             0.19
EQUALS:                   Net expenses****                  0.20
--------------------------------------------------------------------------------

* THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 26.
**   "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.
*** OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. **** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO
     REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 3/31/2008, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 0.20% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NBMI FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 0.20% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE.

     NBMI HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE IN THE AMOUNT OF 0.02% OF THE FUND'S AVERAGE NET ASSETS THROUGH 3/31/2006. AS A RESULT OF THIS WAIVER, THE INVESTMENT MANAGEMENT FEE OF THE FUND WILL BE LIMITED TO 0.08% OF ITS AVERAGE NET ASSETS.


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                1 Year         3 Years
Expenses        $20            $64

MANAGEMENT


JOHN C. DONOHUE, Senior Vice President, Lehman Brothers Asset Management Inc. ("LBAM") and Senior Vice President, Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital"), has primary responsibility for managing the Cash Management product group at Lincoln Capital and LBAM. (Lincoln Capital and LBAM are both wholly owned subsidiaries of Lehman Brothers Holdings Inc.) Prior to joining LBAM in 2004 and Lincoln Capital in 2003, Mr. Donohue worked at Opus Investment Management (Allmerica Asset Management), where he was a Vice President and Portfolio Manager. He joined Allmerica in 1995 and was responsible for the management of short term and money market portfolios. Prior to joining Allmerica, Mr. Donohue was a portfolio manager for CS First Boston Investment Management. He graduated with a BA from Saint Anselm College and an MBA from Assumption College.

ERIC D. HIATT, Vice President, LBAM and Vice President, Lincoln Capital, joined LBAM in 2004 and Lincoln Capital in 2003. (Lincoln Capital and LBAM are wholly owned subsidiaries of Lehman Brothers Holdings Inc.) For the previous five years, Mr. Hiatt was a Money Market Portfolio Manager with Opus Investment Management (Allmerica Asset Management) managing short term and money market portfolios. He currently serves as portfolio manager for numerous accounts and is a member of the Short-Term Strategy Group. Prior experience included work as a treasury analyst for Eastern Enterprises. He received a BS from Bentley College and has been awarded the Chartered Financial Analyst designation.

NEUBERGER BERMAN MANAGEMENT INC. is the fund's investment manager, administrator, and distributor. It engages LBAM as sub-adviser to provide day-to-day investment management services. As investment adviser, Neuberger Berman Management Inc. is responsible for overseeing the investment activities of LBAM. The fund will pay Neuberger Berman Management Inc. fees at the annual rate of 0.10% of average daily net assets for investment management services and 0.05% of average daily net assets for administrative services provided to the Reserve Class of shares. Neuberger Berman Management Inc. and LBAM are wholly-owned subsidiaries of Lehman Brothers Holdings Inc.

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the fund was new and had no financial highlights to report.

Lehman Brothers

YOUR INVESTMENT


o     ELIGIBLE ACCOUNTS


The funds offer their Reserve Class shares for purchase by investors directly and through investment providers. Reserve Class shares are also available as cash sweep vehicles for certain institutional investors. The funds have a minimum initial investment of $1 million.


The Reserve Class shares of each of the funds described in this prospectus are also available to qualified retirement plans, benefit plans and other accounts managed by Lehman Brothers and other investment providers.


The fees and policies outlined in this prospectus are set by each of the funds described in this prospectus and by Neuberger Berman Management, Inc. (NBMI). However, most of the information you'll need for managing your investment will come from Lehman Brothers or from your investment provider. This includes information on how to buy and sell Reserve Class shares, investor services, and additional policies.


In exchange for the services it offers, Lehman Brothers and your investment provider may charge fees, which are generally in addition to those described in this prospectus.

o     MAINTAINING YOUR ACCOUNT

PURCHASING SHARES AS CASH SWEEP VEHICLES

The funds offer their Reserve Class shares as cash sweep vehicles for investment advisory, brokerage, certain benefit plans and other accounts managed or established at Lehman Brothers or its affiliates. Fund shares may be made available to other programs in the future. To open a sweep account, contact Lehman Brothers. All investments must be made in U.S. dollars. Contact Lehman Brothers for more information on eligible benefit plans.

The funds are designed so that free credit cash balances held in an eligible account can be automatically invested in fund shares. All such available cash balances in an eligible account are automatically invested in the funds on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your plan's account.

PURCHASING SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER


WHEN YOU BUY SHARES -- Instructions for buying shares from Lehman Brothers are under "Buying Shares." See "Investment Providers" if you are buying shares through an investment provider. Whenever you make an initial investment in one of the funds or add to an existing account, you will be sent a statement confirming your transaction. All investments must be made in U.S. dollars.

When you purchase shares you will receive the next share price calculated after your order is received. Fund investors whose purchase order is received before 5:00 p.m. (3:00 p.m. in the case of the U.S. Treasury Fund) will accrue a dividend the same day.


WHEN YOU SELL SHARES -- If you bought your shares directly instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through Lehman Brothers or through an investment provider. You can place an order to sell some or all of your shares at any time. Investors do not receive dividends earned and accrued by the funds on the day they sell their shares.


In some cases, when you purchase shares directly or from an investment provider, you will have to place your order to sell shares in writing, and you will need a signature guarantee (see "Signature Guarantees").

If your account falls below the minimum initial investment level of $1 million, the funds have the right to request that you bring the balance back up to the minimum. If you have not done so within 60 days, we may close your account and send you the proceeds by wire.

The funds reserve the right to pay in kind for redemptions. The funds do not redeem in kind under normal circumstances, but would do so when NBMI has determined that it is in the best interests of a fund's shareholders as a whole. Investors are urged to call 888-556-9030 before effecting any large redemption.



MARKET TIMING POLICIES -- Frequent purchases, exchanges and redemptions in fund shares ("market-timing activities") can interfere with fund management and affect costs and performance for other shareholders. To discourage market-timing activities by fund shareholders, the funds' trustees have adopted market-timing policies and have approved the procedures of the principal underwriter for implementing those policies. As described in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the funds reserve the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege.


NBMI applies the funds' policies and procedures with respect to market-timing activities by monitoring trading activity in the funds, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of fund shares. These policies and procedures are applied consistently to all shareholders. Although the funds make efforts to monitor for market-timing activities, the ability of the funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the funds will be able to eliminate all market-timing activities.

STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES -- You can move money from one Lehman Brothers fund to another through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of another fund. There are three things to remember when making an exchange:

o     both accounts must have the same registration
o you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved
o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order.

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE -- Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you don't want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by fax or express delivery.

The proceeds from shares sold are generally credited to your account on the same business day the sell order is executed, and nearly always within three business days. Proceeds may be delayed beyond this time in unusual circumstances where the law allows additional time if needed.

There is no sales charge or commission paid for investment in fund shares. The funds do not issue certificates for shares.

OTHER POLICIES -- Under certain circumstances, the funds reserve the right to:


o     suspend the offering of shares
o     reject any exchange or purchase order
o     change, suspend, or revoke the exchange privilege
o     suspend the telephone order privilege
o suspend or postpone your right to sell fund shares, or postpone payments or redemptions for more than seven days, on days when trading on the New York Stock Exchange ("Exchange") is restricted, or as otherwise permitted by the SEC
o suspend or postpone your right to sell fund shares, or postpone payments or redemptions for more than seven days, on days when the Exchange or the Federal Reserve Wire System ("Federal Reserve") closes early (e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard)

o for the Institutional Liquidity and Prime Money Funds, postpone payments for redemption requests received after 3:30 p.m. Eastern time until the next business day, which would mean that your redemption proceeds would not be available to you on the day you placed your redemption order

o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors
o     take orders to purchase or sell fund shares when the Exchange is closed.




DISTRIBUTION AND SHAREHOLDER SERVICING FEES

Each fund has adopted a plan under which each fund's Reserve Class pays 0.05% of its average net assets every year to support share distribution and shareholder servicing. These fees increase the cost of investment. Over the long term, they could result in higher overall costs than other types of sales charges.

SIGNATURE GUARANTEES


You may need a signature guarantee when you purchase shares directly or from an investment provider. A signature guarantee is a guarantee that your signature is authentic.


Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Signature guarantees are required for a variety of transactions including requests for changes to your account, exchange privileges or instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a signature guarantee.

INVESTMENT PROVIDERS

The Reserve Class shares available in this prospectus may also be purchased through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the funds and by NBMI. However, if you use an investment provider, most of the information you'll need for managing your investment will come from that provider. This includes information on how to buy and sell shares, investor services, and additional policies.

If you use an investment provider, you must contact that provider to buy or sell shares of any of the funds described in this prospectus.

Most investment providers allow you to take advantage of the Lehman Brothers fund exchange program, which is designed for moving money from one Lehman Brothers fund to another through an exchange of shares. See "When You Exchange Shares" for more information.

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.


When you open an account, we (which may include your investment provider acting on our behalf or as our agent) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds.


PORTFOLIO HOLDINGS


A description of the funds' policies and procedures with respect to disclosure of the funds' portfolio securities is available in the funds' statement of additional information.

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through Lehman Brothers or an investment provider should contact them for instructions.

BUYING SHARES



--------------------------------------------------------------------------------
Method               Things to know                Instructions
--------------------------------------------------------------------------------
WIRING MONEY         The minimum initial purchase  Before wiring any money,
                     amount for this Fund is $1    call 888-556-9030 for an
                     million; if your balance      order confirmation
                     should fall below this
                     amount for a substantial      Have your financial
                     period of time, we reserve    institution send your wire
                     the right to request that     to State Street Bank and
                     you bring your balance back   Trust Company
                     up to the minimum.  If you
                     have not done so within 60    Include your name, the fund
                     days, we may close your       name, your account number
                     account and send you the      and other information as
                     proceeds by mail.             requested


--------------------------------------------------------------------------------
EXCHANGING FROM      An exchange for an initial    Call 888-556-9030 to place
ANOTHER FUND         investment must be for at     your order
                     least $1 million.

                     Both accounts involved must
                     be registered in the same
                     name, address and tax ID
                     number

                     An exchange order cannot be
                     cancelled or changed once it
                     has been placed
--------------------------------------------------------------------------------
BY TELEPHONE         We do not accept phone        Call 888-556-9030 to notify
                     orders for an initial         us of your purchase
                     investment
                                                   Immediately follow up with a
                     Additional shares will be     wire
                     purchased upon receipt of
                     your money by our transfer
                     agent

                     Not available on retirement
                     accounts
--------------------------------------------------------------------------------

SELLING SHARES


--------------------------------------------------------------------------------
Method               Things to know                Instructions
--------------------------------------------------------------------------------
SENDING US A LETTER  We will wire the proceeds to  Send us a letter requesting
                     the bank account designated   us to sell shares signed by
                     on your application.          all registered owners;
                                                   include your name, account
                     You may need a signature      number, the fund name, the
                     guarantee                     dollar amount or number of
                                                   shares you want to sell, and
                     Please also supply us with    any other instructions
                     your e-mail address and
                     daytime telephone number      If regular first-class mail,
                     when you write to us in the   send to:
                     the event we need to reach
                     you                              Lehman Brothers Funds
                                                      Boston Service Center
                                                      P.O. Box 8403
                                                      Boston, MA 02266-8403

                                                   If express delivery,
                                                   registered mail, or certified
                                                   mail, send to:

                                                      Lehman Brothers Funds
                                                      c/o State Street Bank and
                                                      Trust Company
                                                      66 Brooks Drive
                                                      Braintree, MA 02184-3839
--------------------------------------------------------------------------------
SENDING US A FAX     For amounts of up to $250,000 Write a request to sell
                                                   shares as described above
                     Not available if you have
                     changed the address on the    Call 888-556-9030 to obtain
                     account in the past 15 days   the appropriate fax number
--------------------------------------------------------------------------------
CALLING IN YOUR      All phone orders to sell      Call 888-556-9030 to place
ORDER                shares must be for at least   your order
                     $1,000 unless you are
                     closing out an account        Give your name, account
                                                   number, the fund name, the
                     Not available if you have     dollar amount or number of
                     declined the phone option     shares you want to sell, and
                                                   any other instructions
                     Not available if you have
                     changed the address on the
                     account in the past 15 days
--------------------------------------------------------------------------------
EXCHANGING INTO      Both accounts must be         Call 888-556-9030 to place
ANOTHER FUND         registered in the same name,  your order
                     address and tax ID number

                     An exchange order cannot be
                     cancelled or changed once it
                     has been placed
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARE PRICES


Because Reserve Class shares of each fund do not have a sales charge, the price your account pays for each share of each fund is the net asset value per share. Similarly, because each fund does not charge any fee for selling shares, each fund pays the full share price when your account sells shares. Remember that your investment adviser may charge fees for its investment management services.

The funds are open for business every day that both the New York Stock Exchange and the Federal Reserve Wire System are open. The Exchange and the Federal Reserve are closed on all national holidays; the Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Fund shares will not be priced on those days and any other day the Exchange or Federal Reserve is closed. On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all purchase orders must be received by 1:00 p.m. Eastern time in order to be processed that day.

In general, every buy or sell order you place will be processed at the next share price to be calculated after your order has been received (see "Maintaining Your Account" for instructions on placing orders). The Institutional Liquidity Fund and the Prime Money Fund each calculates its share price as of 5:00 p.m. Eastern time. The U.S. Treasury Fund calculates its share price as of 3:00 p.m. Eastern time.

Shares purchased before 5:00 p.m. Eastern time in the case of Institutional Liquidity Fund and Prime Money Fund, and 3:00 p.m. Eastern time in the case of the U.S. Treasury Fund, will accrue dividends that same day. Shares sold will not accrue dividends on the day of the sale.

NBMI will process purchase orders when received, on the basis of a pre-existing arrangement to make payment on the same day by the close of the Federal Reserve Wire System. The funds and NBMI reserve the right to suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

In addition, for the funds to process your request, it must be in "good order." Good order means that you have provided sufficient information to process your request as outlined in this prospectus.

The Institutional Liquidity Fund and the Prime Money Fund will accept buy and sell orders until 5:00 p.m. Eastern time. The U.S. Treasury Fund will accept buy and sell orders until 3:00 p.m. Eastern time. If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when your order is received, it's possible that a fund's share price could change on days when you are unable to buy or sell shares. The funds intend to maintain a stable share price.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

SHARE PRICE CALCULATIONS

The price of Reserve Class shares of each fund is the total value of its assets attributable to Reserve Class minus its liabilities, attributable to that class, divided by the total number of shares. The funds do not anticipate that their share price will fluctuate.

When valuing portfolio securities, each fund uses a constant amortization method.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- Each fund pays out to shareholders any net investment income and realized net capital gains it earns. Each fund declares income dividends daily and pays them monthly. The funds do not anticipate making any long-term capital gain distributions. Any net short-term capital gains would be paid annually in December.


Consult your investment adviser about whether distributions from a fund to your account will be reinvested in additional shares of the fund or paid to your account in cash. Although fund distributions are actually made to the investment provider that holds the fund shares on your behalf, the following discussion describes distributions made to you and their tax consequences because you are the shares' beneficial owner.


HOW DISTRIBUTIONS ARE TAXED -- Fund dividends paid to qualified retirement plan accounts are tax-free. Eventual withdrawals from those accounts generally are subject to tax. Fund dividends paid to other accounts are generally taxable to you, regardless of whether they are paid in cash or reinvested in additional shares of the fund.


Dividends are taxable to you, if at all, in the year you receive them. In some cases, dividends you receive in January are taxable as if they had been paid the previous December 31st. Your tax statement (see "Taxes and You") will help clarify this for you. Distributions of income and net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

HOW SHARE TRANSACTIONS ARE TAXED -- When a qualified retirement plan sells (redeems) fund shares in its account, there are no tax consequences to the plan or its beneficiaries. Other accounts that sell (redeem) fund shares will not realize a taxable gain or loss as long as the fund maintains a share price of $1.00.


TAXES AND YOU

For non-retirement plan accounts, the taxes you actually owe on distributions can vary with many factors, such as your tax bracket.

How can you figure out your tax liability on fund distributions? One helpful tool is the tax statement that we or your investment provider send you or your institution every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you might have.

FUND STRUCTURE

The funds use a combined "master-feeder" and "multiple class" structure.

Rather than investing directly in securities, each fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. One potential benefit of this structure is lower costs, since the expenses of the master portfolio can be shared with any other feeder funds. In this prospectus we have used the word "fund" to mean each feeder fund and its master portfolio.

For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master portfolio or decide to manage its assets itself.


The funds offer one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Reserve Class of the feeder funds.

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES

RESERVE CLASS SHARES

o     No load
o     No sales charges

If you'd like further details on these funds, you can request a free copy of the following documents:

SHAREHOLDER REPORTS --Published twice a year, the shareholder reports offer information about each fund's recent performance, including:

o a discussion by the portfolio managers about strategies and market conditions

o     fund performance data and financial statements

o     portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on each fund, including:

o     various types of securities and practices, and their risks

o     investment limitations and additional policies

o     information about each fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:  NEUBERGER BERMAN MANAGEMENT INC.

Sub-advisor:  LEHMAN BROTHERS ASSET MANAGEMENT

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

800-877-9700
212-476-8800

BROKER/DEALER AND INSTITUTIONAL SERVICES:  800-366-6264

WEB SITE:  www.nb.com
           ----------

EMAIL:  fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. They are also available from the EDGAR Database on the SEC's Web site at www.sec.gov.
                                                                -----------

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

===================
LEHMAN BROTHERS
-------------------
===================

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

SHAREHOLDER SERVICES
800-877-9700

INSTITUTIONAL SERVICES
800-366-6264

www.nb.com
----------
[A0630 02/02]


SEC file number 811-21648

                                                    ===================
                                                      Lehman Brothers
                                                    ===================

                                     [LOGO]





Lehman Brothers
INSTITUTIONAL LIQUIDITY SERIES


INVESTOR CLASS SHARES                Institutional Liquidity Fund

                                     Prime Money Fund

                                     U.S. Treasury Fund


PROSPECTUS December 23, 2004



These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Lehman Brothers
CONTENTS

     INSTITUTIONAL LIQUIDITY SERIES
     INVESTOR CLASS SHARES

     Institutional Liquidity Fund..................................1

    Prime Money Fund...............................................7

     U.S. Treasury Fund............................................13


     YOUR INVESTMENT
     Eligible Accounts.............................................19
     Maintaining Your Account......................................19
     Buying Shares.................................................23
     Selling Shares................................................24
     Share Prices..................................................25
     Distributions and Taxes.......................................26
     Fund Structure................................................26

THESE FUNDS:
o    require a minimum investment of $250,000
o Institutional Liquidity and Prime Money Funds price their shares at 5:00 p.m. Eastern time. U.S. Treasury Fund prices its shares at 3:00 p.m. Eastern time
o carry certain risks, including the risk that you could lose money if fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
o use a master-feeder structure, meaning that rather than investing directly in securities, each fund invests in a "master portfolio"; see page 26 for information on how it works




(C)2004 Lehman Brothers.  All rights reserved.

Lehman Brothers

INSTITUTIONAL LIQUIDITY FUND

GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the fund invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The fund will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), and repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks. The fund seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the fund will invest more than 25% of total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations. With respect to one-third of its total assets (including the value of any loan collateral), the fund may engage in reverse repurchase agreements and securities lending (which could create leverage) and may invest the proceeds.

The investment managers monitor a range of economic and financial factors to weigh the value and credit worthiness of money market securities. While adhering to the fund's stringent credit quality policies, the managers invest the fund's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES OR 25 MONTHS IN THE CASE OF VARIABLE U.S. GOVERNMENT SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THIS FUND WILL ONLY INVEST IN SECURITIES THAT ARE RATED IN THE HIGHEST RATING CATEGORY OF AT LEAST TWO NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS ("NRSROs").

MAIN RISKS

Most of the fund's performance depends on interest rates. When interest rates fall, the fund's yields will typically fall as well. The fund is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the fund normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the fund's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds. Relatively recent legislation permits broad consolidation of financial services companies, the impact of which is difficult to predict. Competition among companies in different portions of the financial services sector has been increasing, a trend that is likely to continue.

Reverse repurchase agreements and securities lending could create leverage, which would amplify gains or losses. (To reduce that risk, the fund does not intend to invest the proceeds of any reverse repurchase agreement in instruments having a maturity longer than the agreement.) Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the fund to some risk.

The fund's performance also could be affected if unexpected interest rate trends cause the fund's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the fund's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The fund's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition. Over time, money market funds may produce a lower return than bond or stock investments.

OTHER RISKS

ALTHOUGH THE FUND INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE FUND MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE FUND ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Investor Class shares of the fund. When this prospectus was prepared, the fund had not yet commenced operations. However, the bar chart shows the performance of the Neuberger Berman Institutional Cash Fund, a fund that invests in the same master portfolio as the fund. The bar chart shows how the Neuberger Berman Institutional Cash Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

=================================
Year                   %
=================================
2001                  4.01
=================================
2002                  1.64
=================================
2003                  0.88
=================================

Best quarter: Q1 '01, 1.41%                        Worst quarter: Q3 '03, 0.19%

*Performance shown above is that of the Neuberger Berman Institutional Cash Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the fund because it invests in the same portfolio of securities. Annual returns of the fund would be lower because its expenses are higher than the Neuberger Berman Institutional Cash Fund's expenses. For the periods 2/10/2001 through 12/31/03, Neuberger Berman Institutional Cash Fund was organized in a multiple class structure with one class, the Trust Class, rather than as a feeder fund in a master/feeder structure. As of December 30, 2004, portfolio management of the Fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management Inc.

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/03

============================================================================
                                                       Since Inception
                                        1 Year             5/8/2000*
============================================================================
INSTITUTIONAL CASH                       0.88                2.94
============================================================================
* For the period from the Neuberger Berman Institutional Cash Fund's inception through 2/9/2001, the fund was organized in a master/feeder structure.

PERFORMANCE MEASURES

The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the fund, and include all fund expenses.

To obtain the fund's current yield, call 888-556-9030. The current yield is the fund's net income over a recent seven-day period expressed as an annual rate of return.

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling, or exchanging Investor Class shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE
--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                          None
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.

         Management fees**                                                0.25
PLUS:    Distribution (12b-1) fees                                        0.15
         Other expenses***                                                1.73
EQUALS:  Total annual operating expense                                   2.13
MINUS:   Expense Reimbursement                                            1.68
EQUALS:  Net expenses****                                                 0.45
--------------------------------------------------------------------------------

* THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 26.
**   "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.
*** OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. **** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO
     REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 3/31/2008, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 0.45% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NBMI FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 0.45% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE.

     NBMI HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE IN THE AMOUNT OF 0.02% OF THE FUND'S AVERAGE NET ASSETS THROUGH 3/31/2006. AS A RESULT OF THIS WAIVER, THE INVESTMENT MANAGEMENT FEE OF THE FUND WILL BE LIMITED TO 0.08% OF ITS AVERAGE NET ASSETS.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year               3 Years
Expenses                $46                  $144

MANAGEMENT

JOHN C. DONOHUE, Senior Vice President, Lehman Brothers Asset Management Inc. ("LBAM") and Senior Vice President, Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital"), has primary responsibility for managing the Cash Management product group at Lincoln Capital and LBAM. (Lincoln Capital and

LBAM are both wholly owned subsidiaries of Lehman Brothers Holdings Inc.) Prior to joining LBAM in 2004 and Lincoln Capital in 2003, Mr. Donohue worked at Opus Investment Management (Allmerica Asset Management), where he was a Vice President and Portfolio Manager. He joined Allmerica in 1995 and was responsible for the management of short term and money market portfolios. Prior to joining Allmerica, Mr. Donohue was a portfolio manager for CS First Boston Investment Management. He graduated with a BA from Saint Anselm College and an MBA from Assumption College.

ERIC D. HIATT, Vice President, LBAM and Vice President, Lincoln Capital, joined LBAM in 2004 and Lincoln Capital in 2003. (Lincoln Capital and LBAM are wholly owned subsidiaries of Lehman Brothers Holdings Inc.) For the previous five years, Mr. Hiatt was a Money Market Portfolio Manager with Opus Investment Management (Allmerica Asset Management) managing short term and money market portfolios. He currently serves as portfolio manager for numerous accounts and is a member of the Short-Term Strategy Group. Prior experience included work as a treasury analyst for Eastern Enterprises. He received a BS from Bentley College and has been awarded the Chartered Financial Analyst designation.

NEUBERGER BERMAN MANAGEMENT INC. is the fund's investment manager, administrator, and distributor. It engages LBAM as sub-adviser to provide day-to-day investment management services. As investment adviser, Neuberger Berman Management Inc. is responsible for overseeing the investment activities of LBAM. The fund will pay Neuberger Berman Management Inc. fees at the annual rate of 0.10% of average daily net assets for investment management services and 0.15% of average daily net assets for administrative services provided to the Investor Class of shares. Neuberger Berman Management Inc. and LBAM are wholly owned subsidiaries of Lehman Brothers Holdings Inc.


FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------

Year Ended October 31,                                   2000(1)     2001         2002         2003         2004
------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)
Data apply to a single share throughout each period indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
            Share price (NAV) at beginning of period     1.0000      1.0000       1.0000       1.0000       1.0000

PLUS:       Income from investment operations
            Net investment income                        0.0307      0.0466       0.0176       0.0096       0.0092

MINUS:      Distributions to shareholders
            Income dividends                             0.0307      0.0466       0.0176       0.0096       0.0092
            Capital gain distributions                     -            -         0.0000             -      0.0000

            SUBTOTAL: DISTRIBUTIONS TO SHAREHOLDERS      0.0307      0.0466       0.0176       0.0096       0.0092

EQUALS:     Share price (NAV) at end of period           1.0000      1.0000       1.0000       1.0000       1.0000



------------------------------------------------------------------------------------------------------------------------

RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses -- actual                                   0.35(2)     0.29         0.28         0.28         0.28
Expenses(3)                                              0.36(2)     0.29         0.28         0.28         0.28
Net investment income --actual                           6.45(2)     4.52         1.74         0.97         0.92

------------------------------------------------------------------------------------------------------------------------

OTHER DATA

Total return shows how an investment in the fund would have performed over each period, assuming all distributions were reinvested.

Total return (%)                                         3.11(4)     4.76         1.77         0.97         0.93
Net assets at end of period (in millions of dollars)     635.4       2,125.1      3,156.5      2,682.1      2,691.5

------------------------------------------------------------------------------------------------------------------------

THE FIGURES ABOVE ARE FOR THE NEUBERGER BERMAN INSTITUTIONAL CASH FUND. EFFECTIVE ON OR AROUND 12/30/2004, THE NEUBERGER
BERMAN INSTITUTIONAL CASH FUND WAS ORGANIZED AS A FEEDER FUND THAT INVESTS IN THE SAME MASTER PORTFOLIO AS THE FUND. THE
FIGURES ABOVE FOR THE PERIODS 2/10/2001 THROUGH 10/31/2004 ARE FROM PERIODS DURING WHICH THE FUND WAS ORGANIZED IN A
MULTICLASS STRUCTURE WITH ONE CLASS, THE TRUST CLASS. THE FIGURES ABOVE FOR THE PERIOD 5/8/2000 THROUGH 2/9/2001 ARE FROM
THE FUND'S PREDECESSOR FEEDER FUND AND INCLUDE THE PREDECESSOR FEEDER FUND'S PROPORTIONATE SHARE OF THE MASTER FUND'S INCOME
AND EXPENSE DURING THIS PERIOD. ALL OF THE ABOVE FIGURES HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT
SHAREHOLDER REPORT (SEE BACK COVER).


(1) PERIOD FROM 5/8/2000 (BEGINNING OF OPERATIONS) TO 10/31/2000.
(2) ANNUALIZED.
(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.
(4) NOT ANNUALIZED.

Lehman Brothers

PRIME MONEY FUND

GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the fund invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The fund will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), and repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks. The fund seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the fund will invest more than 25% of total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations. With respect to one-third of its total assets (including the value of any loan collateral), the fund may engage in reverse repurchase agreements and securities lending (which could create leverage) and may invest the proceeds.

The investment managers monitor a range of economic and financial factors to weigh the value and credit worthiness of money market securities. While adhering to the fund's stringent credit quality policies, the managers invest the fund's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES OR 25 MONTHS FOR VARIABLE U.S. GOVERNMENT SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THIS FUND WILL ONLY INVEST IN SECURITIES THAT ARE RATED IN THE HIGHEST RATING CATEGORY OF AT LEAST TWO NRSROs.

MAIN RISKS

Most of the fund's performance depends on interest rates. When interest rates fall, the fund's yields will typically fall as well. The fund is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the fund normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the fund's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds. Relatively recent legislation permits broad consolidation of financial services companies, the impact of which is difficult to predict. Competition among companies in different portions of the financial services sector has been increasing, a trend that is likely to continue.

Reverse repurchase agreements and securities lending could create leverage, which would amplify gains or losses. (To reduce that risk, the fund does not intend to invest the proceeds of any reverse repurchase agreement in instruments having a maturity longer than the agreement.) Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the fund to some risk.

The fund's performance also could be affected if unexpected interest rate trends cause the fund's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the fund's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The fund's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition. Over time, money market funds may produce a lower return than bond or stock investments.

OTHER RISKS

ALTHOUGH THE FUND INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE FUND MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE FUND ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the fund had not yet commenced operations. Accordingly, performance charts are not included.

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling, or exchanging Investor Class shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE
--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                         None
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly

                       Management fees**                                 0.25
PLUS:                  Distribution (12b-1) fees                         0.15
                       Other expenses***                                 0.40
EQUALS:                Total annual operating expenses                   0.80
MINUS:                 Expense Reimbursement                             0.35
EQUALS:                Net expenses****                                  0.45
--------------------------------------------------------------------------------

* THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 26.
**   "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.
*** OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. **** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO
     REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 3/31/2008, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 0.45% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NBMI FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 0.45% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE.

     NBMI HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE IN THE AMOUNT OF 0.02% OF THE FUND'S AVERAGE NET ASSETS THROUGH 3/31/2006. AS A RESULT OF THIS WAIVER, THE INVESTMENT MANAGEMENT FEE OF THE FUND WILL BE LIMITED TO 0.08% OF ITS AVERAGE NET ASSETS.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year                3 Years
Expenses                $46                   $144

MANAGEMENT

JOHN C. DONOHUE, Senior Vice President, Lehman Brothers Asset Management Inc. ("LBAM") and Senior Vice President, Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital"), has primary responsibility for managing the

Cash Management product group at Lincoln Capital and LBAM. (Lincoln Capital and LBAM are both wholly owned subsidiaries of Lehman Brothers Holdings Inc.) Prior to joining LBAM in 2004 and Lincoln Capital in 2003, Mr. Donohue worked at Opus Investment Management (Allmerica Asset Management), where he was a Vice President and Portfolio Manager. He joined Allmerica in 1995 and was responsible for the management of short term and money market portfolios. Prior to joining Allmerica, Mr. Donohue was a portfolio manager for CS First Boston Investment Management. He graduated with a BA from Saint Anselm College and an MBA from Assumption College.

ERIC D. HIATT, Vice President, LBAM and Vice President, Lincoln Capital, joined LBAM in 2004 and Lincoln Capital in 2003. (Lincoln Capital and LBAM are wholly owned subsidiaries of Lehman Brothers Holdings Inc.) For the previous five years, Mr. Hiatt was a Money Market Portfolio Manager with Opus Investment Management (Allmerica Asset Management) managing short term and money market portfolios. He currently serves as portfolio manager for numerous accounts and is a member of the Short-Term Strategy Group. Prior experience included work as a treasury analyst for Eastern Enterprises. He received a BS from Bentley College and has been awarded the Chartered Financial Analyst designation.

NEUBERGER BERMAN MANAGEMENT INC. is the fund's investment manager, administrator, and distributor. It engages LBAM as sub-adviser to provide day-to-day investment management services. As investment adviser, Neuberger Berman Management Inc. is responsible for overseeing the investment activities of LBAM. The fund will pay Neuberger Berman Management Inc. fees at the annual rate of 0.10% of average daily net assets for investment management services and 0.15% of average daily net assets for administrative services provided to the Investor Class of shares. Neuberger Berman Management Inc. and LBAM are wholly owned subsidiaries of Lehman Brothers Holdings Inc.

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the fund was new and had no financial highlights to report.

Lehman Brothers

U.S. TREASURY FUND

GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the fund normally invests at least 80% of its net assets in direct obligations of the U.S. Treasury, including repurchase agreements collateralized by these same types of securities. Under normal market conditions, the fund will invest 20% of its net assets in U.S. Government and Agency Securities, including repurchase agreements collateralized by these same type of securities. The fund seeks to maintain a stable $1.00 share price.

With respect to one-third of its total assets (including the value of any loan collateral), the fund may engage in reverse repurchase agreements and securities lending (which could create leverage) and may invest the proceeds.

The investment managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the fund's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the fund's credit quality policies or jeopardizing the stability of its share price.

The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The fund will not change its strategy of investing at least 80% of its net assets in direct obligations of the U.S. Treasury without providing shareholders at least 60 days' advance notice. The term "net assets" here includes the amount of any borrowings for investment purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES OR 25 MONTHS FOR VARIABLE U.S. GOVERNMENT SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the fund's performance depends on interest rates. When interest rates fall, the fund's yields will typically fall as well. The fund is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Reverse repurchase agreements and securities lending could create leverage, which would amplify gains or losses. (To reduce that risk, the fund does not intend to invest the proceeds of any reverse repurchase agreement in instruments having a maturity longer than the agreement.)

Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. Over time, money market funds may produce a lower return than bond or stock investments.

OTHER RISKS

ALTHOUGH THE FUND INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE FUND MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE FUND ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

PERFORMANCE

When this prospectus was prepared, the fund had not yet commenced operations. Accordingly, performance charts are not included.

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling, or exchanging Investor Class shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE
--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                       None
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly

                        Management fees**                              0.25
PLUS:                   Distribution (12b-1) fees                      0.15
                        Other expenses***                              0.34
EQUALS:                 Total annual operating expenses                0.74
MINUS:                  Expense Reimbursement                          0.29
EQUALS:                 Net expenses****                               0.45
--------------------------------------------------------------------------------

* THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 26.
**   "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.
*** OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. **** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO
     REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 3/31/2008, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 0.45% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NBMI FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 0.45% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE.

     NBMI HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE IN THE AMOUNT OF 0.02% OF THE FUND'S AVERAGE NET ASSETS THROUGH 3/31/2006. AS A RESULT OF THIS WAIVER, THE INVESTMENT MANAGEMENT FEE OF THE FUND WILL BE LIMITED TO 0.08% OF ITS AVERAGE NET ASSETS.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year                3 Years
Expenses                $46                   $144

MANAGEMENT

JOHN C. DONOHUE, Senior Vice President, Lehman Brothers Asset Management Inc. ("LBAM") and Senior Vice President, Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital"), has primary responsibility for managing the

Cash Management product group at Lincoln Capital and LBAM. (Lincoln Capital and LBAM are both wholly owned subsidiaries of Lehman Brothers Holdings Inc.) Prior to joining LBAM in 2004 and Lincoln Capital in 2003, Mr. Donohue worked at Opus Investment Management (Allmerica Asset Management), where he was a Vice President and Portfolio Manager. He joined Allmerica in 1995 and was responsible for the management of short term and money market portfolios. Prior to joining Allmerica, Mr. Donohue was a portfolio manager for CS First Boston Investment Management. He graduated with a BA from Saint Anselm College and an MBA from Assumption College.

ERIC D. HIATT, Vice President, LBAM and Vice President, Lincoln Capital, joined LBAM in 2004 and Lincoln Capital in 2003. (Lincoln Capital and LBAM are wholly owned subsidiaries of Lehman Brothers Holdings Inc.) For the previous five years, Mr. Hiatt was a Money Market Portfolio Manager with Opus Investment Management (Allmerica Asset Management) managing short term and money market portfolios. He currently serves as portfolio manager for numerous accounts and is a member of the Short-Term Strategy Group. Prior experience included work as a treasury analyst for Eastern Enterprises. He received a BS from Bentley College and has been awarded the Chartered Financial Analyst designation.

NEUBERGER BERMAN MANAGEMENT INC. is the fund's investment manager, administrator, and distributor. It engages LBAM as sub-adviser to provide day-to-day investment management services. As investment adviser, Neuberger Berman Management Inc. is responsible for overseeing the investment activities of LBAM. The fund will pay Neuberger Berman Management Inc. fees at the annual rate of 0.10% of average daily net assets for investment management services and 0.15% of average daily net assets for administrative services provided to the Investor Class of shares. Neuberger Berman Management Inc. and LBAM are wholly owned subsidiaries of Lehman Brothers Holdings Inc.

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the fund was new and had no financial highlights to report.

Lehman Brothers

YOUR INVESTMENT

o    ELIGIBLE ACCOUNTS

The funds offer their Investor Class shares for purchase by investors directly and through investment providers. Investor Class shares are also available as cash sweep vehicles for certain institutional investors. The funds have a minimum initial investment of $250,000.

The Investor Class shares of each of the funds described in this prospectus are also available to qualified retirement plans, benefit plans and other accounts managed by Lehman Brothers and other investment providers.

The fees and policies outlined in this prospectus are set by each of the funds described in this prospectus and by Neuberger Berman Management Inc. (NBMI). However, most of the information you'll need for managing your investment will come from Lehman Brothers or from your investment provider. This includes information on how to buy and sell Investor Class shares, investor services, and additional policies.

In exchange for the services it offers, Lehman Brothers and your investment provider may charge fees, which are generally in addition to those described in this prospectus.

o    MAINTAINING YOUR ACCOUNT

PURCHASING SHARES AS CASH SWEEP VEHICLES

The funds offer their Investor Class shares as cash sweep vehicles for investment advisory, brokerage, certain benefit plans and other accounts managed or established at Lehman Brothers or its affiliates. Fund shares may be made available to other programs in the future. To open a sweep account, contact Lehman Brothers. All investments must be made in U.S. dollars. Contact Lehman Brothers for more information on eligible benefit plans.

The funds are designed so that free credit cash balances held in an eligible account can be automatically invested in fund shares. All such available cash balances in an eligible account are automatically invested in the funds on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your plan's account.

PURCHASING SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER

WHEN YOU BUY SHARES -- Instructions for buying shares from Lehman Brothers are under "Buying Shares." See "Investment Providers" if you are buying shares through an investment provider. Whenever you make an initial investment in one of the funds or add to an existing account, you will be sent a statement confirming your transaction. All investments must be made in U.S. dollars.

When you purchase shares you will receive the next share price calculated after your order is received. Fund investors whose purchase order is received before 5:00 p.m. (3:00 p.m. in the case of the U.S. Treasury Fund) will accrue a dividend the same day.

WHEN YOU SELL SHARES -- If you bought your shares directly instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through Lehman Brothers or through an investment provider. You can place an order to sell some or all of your shares at any time. Investors do not receive dividends earned and accrued by the funds on the day they sell their shares.

In some cases, when you purchase shares directly or from an investment provider, you will have to place your order to sell shares in writing, and you will need a signature guarantee (see "Signature Guarantees").

If your account falls below the minimum initial investment level of $250,000, the funds have the right to request that you bring the balance back up to the minimum. If you have not done so within 60 days, we may close your account and send you the proceeds by wire.

The funds reserve the right to pay in kind for redemptions. The funds do not redeem in kind under normal circumstances, but would do so when NBMI has determined that it is in the best interests of a fund's shareholders as a whole. Investors are urged to call 888-556-9030 before effecting any large redemption.

MARKET TIMING POLICIES -- Frequent purchases, exchanges and redemptions in fund shares ("market-timing activities") can interfere with fund management and affect costs and performance for other shareholders. To discourage market-timing activities by fund shareholders, the funds' trustees have adopted market-timing policies and have approved the procedures of the principal underwriter for implementing those policies. As described in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the funds reserve the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege.

NBMI applies the funds' policies and procedures with respect to market-timing activities by monitoring trading activity in the funds, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of fund shares. These policies and procedures are applied consistently to all shareholders. Although the funds make efforts to monitor for market-timing activities, the ability of the funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the funds will be able to eliminate all market-timing activities.

STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES -- You can move money from one Lehman Brothers fund to another through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of another fund. There are three things to remember when making an exchange:

o    both accounts must have the same registration
o you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved

o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order.

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE -- Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you don't want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by fax or express delivery.

The proceeds from shares sold are generally credited to your account on the same business day the sell order is executed, and nearly always within three business days. Proceeds may be delayed beyond this time in unusual circumstances where the law allows additional time if needed.

There is no sales charge or commission paid for investment in fund shares. The funds do not issue certificates for shares.

OTHER POLICIES -- Under certain circumstances, the funds reserve the right to:

o    suspend the offering of shares
o    reject any exchange or purchase order
o    change, suspend, or revoke the exchange privilege
o    suspend the telephone order privilege

o suspend or postpone your right to sell fund shares or postpone payments or redemptions for more than seven days, on days when trading on the New York Stock Exchange ("Exchange") is restricted, or as otherwise permitted by the SEC
o suspend or postpone your right to sell fund shares, or postpone payments or redemptions for more than seven days, on days when the Exchange or the Federal Reserve Wire System ("Federal Reserve") closes early (e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard)

o for the Institutional Liquidity and Prime Money Funds, postpone payments for redemption requests received after 3:30 p.m. Eastern time until the next business day, which would mean that your redemption proceeds would not be available to you on the day you placed your redemption order
o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors
o    take orders to purchase or sell fund shares when the Exchange is closed.


DISTRIBUTION AND SHAREHOLDER SERVICING FEES

Each fund has adopted a plan under which each fund's Investor Class pays 0.15% of its average net assets every year to support share distribution and shareholder servicing. These fees increase the cost of investment. Over the long term, they could result in higher overall costs than other types of sales charges.

SIGNATURE GUARANTEES

You may need a signature guarantee when you purchase shares directly or from an investment provider. A signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Signature guarantees are required for a variety of transactions including requests for changes to your account, exchange privileges or instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a signature guarantee.

INVESTMENT PROVIDERS

The Investor Class shares available in this prospectus may also be purchased through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the funds and by NBMI. However, if you use an investment provider, most of the information you'll need for managing your investment will come from that provider. This includes information on how to buy and sell shares, investor services, and additional policies.

If you use an investment provider, you must contact that provider to buy or sell shares of any of the funds described in this prospectus.

Most investment providers allow you to take advantage of the Lehman Brothers fund exchange program, which is designed for moving money from one Lehman Brothers fund to another through an exchange of shares. See "When You Exchange Shares" for more information.

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your investment provider acting on our behalf or as our agent) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures with respect to disclosure of the funds' portfolio securities is available in the funds' statement of additional information.

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through Lehman Brothers or an investment provider should contact them for instructions.

BUYING SHARES


---------------------------------------------------------------------------------------------------------------
Method                 Things to know                               Instructions
---------------------------------------------------------------------------------------------------------------
WIRING MONEY           The minimum initial purchase amount for      Before wiring any money, call
                       this Fund is $250,000; if your balance       888-556-9030 for an order confirmation
                       should fall below this amount for a
                       substantial period of time, we reserve the   Have your financial institution send your
                       right to request that you bring your         wire to State Street Bank and Trust
                       balance back up to the minimum.  If you      Company
                       have not done so within 60 days, we may
                       close your account and send you the          Include your name, the fund name, your
                       proceeds by mail.                            account number and other information as
                                                                    requested
---------------------------------------------------------------------------------------------------------------
EXCHANGING FROM        An exchange for an initial investment must   Call 888-556-9030 to place your order
ANOTHER FUND           be for at least $250,000.

                       Both accounts involved must be registered in the same name, address and tax ID number

                       An exchange order cannot be cancelled or
                       changed once it has been placed
---------------------------------------------------------------------------------------------------------------
BY TELEPHONE           We do not accept phone orders for an         Call 888-556-9030 to notify us of your
                       initial investment                           purchase

                       Additional shares will be purchased upon     Immediately follow up with a wire
                       receipt of your money by our transfer
                       agent

                       Not available on retirement accounts
---------------------------------------------------------------------------------------------------------------



SELLING SHARES

----------------------------------------------------------------------------------------------------------------------
Method                        Things to know                               Instructions
----------------------------------------------------------------------------------------------------------------------
SENDING US A LETTER           We will wire the proceeds to the bank        Send us a letter requesting us to sell
                              account designated on your application.      shares signed by all registered owners;
                                                                           include your name, account number, the
                              You may need a signature guarantee           fund name, the dollar amount or number of
                                                                           shares you want to sell, and any other
                              Please also supply us with your e-mail       instructions
                              address and daytime telephone number when
                              you write to us in the event we need to      If regular first-class mail, send to:
                              reach you
                                                                                Lehman Brothers Funds
                                                                                Boston Service Center
                                                                                P.O. Box 8403
                                                                                Boston, MA 02266-8403

                                                                           If express delivery, registered mail, or
                                                                           certified mail, send to:

                                                                                Lehman Brothers Funds
                                                                                c/o State Street Bank and Trust
                                                                                Company
                                                                                66 Brooks Drive
                                                                                Braintree, MA 02184-3839
----------------------------------------------------------------------------------------------------------------------
SENDING US A FAX              For amounts of up to $50,000                 Write a request to sell shares as
                                                                           described above
                              Not available if you have changed the
                              address on the account in the past 15 days   Call 888-556-9030 to obtain the
                                                                           appropriate fax number
----------------------------------------------------------------------------------------------------------------------
CALLING IN YOUR ORDER         All phone orders to sell shares must be      Call 888-556-9030 to place your order
                              for at least $1,000 unless you are closing
                              out an account                               Give your name, account number, the fund
                                                                           name, the dollar amount or number of
                              Not available if you have declined the       shares you want to sell, and any other
                              phone option                                 instructions

                              Not available if you have changed the
                              address on the account in the past 15 days
----------------------------------------------------------------------------------------------------------------------
EXCHANGING INTO               Both accounts must be registered in the      Call 888-556-9030 to place your order
ANOTHER FUND                  same name, address and tax ID number

                              An exchange order cannot be cancelled or
                              changed once it has been placed
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------


SHARE PRICES

Because Investor Class shares of each fund do not have a sales charge, the price your account pays for each share of each fund is the net asset value per share. Similarly, because each fund does not charge any fee for selling shares, each fund pays the full share price when your account sells shares. Remember that your investment adviser may charge fees for its investment management services.

The funds are open for business every day that both the New York Stock Exchange and the Federal Reserve Wire System are open. The Exchange and the Federal Reserve are closed on all national holidays; the Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Fund shares will not be priced on those days and any other day the Exchange or Federal Reserve is closed. On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all purchase orders must be received by 1:00 p.m. Eastern time in order to be processed that day.

In general, every buy or sell order you place will be processed at the next share price to be calculated after your order has been received (see "Maintaining Your Account" for instructions on placing orders). The Institutional Liquidity Fund and the Prime Money Fund each calculates its share price as of 5:00 p.m. Eastern time. The U.S. Treasury Fund calculates its share price as of 3:00 p.m. Eastern time.

Shares purchased before 5:00 p.m. Eastern time in the case of Institutional Liquidity Fund and Prime Money Fund, and 3:00 p.m. Eastern time in the case of the U.S. Treasury Fund, will accrue dividends that same day. Shares sold will not accrue dividends on the day of the sale.

NBMI will process purchase orders when received, on the basis of a pre-existing arrangement to make payment on the same day by the close of the Federal Reserve Wire System. The funds and NBMI reserve the right to suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

In addition, for the funds to process your request, it must be in "good order." Good order means that you have provided sufficient information to process your request as outlined in this prospectus.

The Institutional Liquidity Fund and the Prime Money Fund will accept buy and sell orders until 5:00 p.m. Eastern time. The U.S. Treasury Fund will accept buy and sell orders until 3:00 p.m. Eastern time. If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when your order is received, it's possible that a fund's share price could change on days when you are unable to buy or sell shares. The funds intend to maintain a stable share price.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

SHARE PRICE CALCULATIONS

The price of Investor Class shares of each fund is the total value of its assets attributable to Investor Class minus its liabilities, attributable to that class, divided by the total number of shares. The funds do not anticipate that their share price will fluctuate.

When valuing portfolio securities, each fund uses a constant amortization method.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- Each fund pays out to shareholders any net investment income and realized net capital gains it earns. Each fund declares income dividends daily and pays them monthly. The funds do not anticipate making any long-term capital gain distributions. Any net short-term capital gains would be paid annually in December.

Consult your investment adviser about whether distributions from a fund to your account will be reinvested in additional shares of the fund or paid to your account in cash. Although fund distributions are actually made to the investment provider that holds the fund shares on your behalf, the following discussion describes distributions made to you and their tax consequences because you are the shares' beneficial owner.

HOW DISTRIBUTIONS ARE TAXED -- Fund dividends paid to qualified retirement plan accounts are tax-free. Eventual withdrawals from those accounts generally are subject to tax. Fund dividends paid to other accounts are generally taxable to you, regardless of whether they are paid in cash or reinvested in additional shares of the fund.

Dividends are taxable to you, if at all, in the year you receive them. In some cases, dividends you receive in January are taxable as if they had been paid the previous December 31st. Your tax statement (see "Taxes and You") will help clarify this for you. Distributions of income and net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

HOW SHARE TRANSACTIONS ARE TAXED -- When a qualified retirement plan sells (redeems) fund shares in its account, there are no tax consequences to the plan or its beneficiaries. Other accounts that sell (redeem) fund shares will not realize a taxable gain or loss as long as the fund maintains a share price of $1.00.

TAXES AND YOU

For non-retirement plan accounts, the taxes you actually owe on distributions can vary with many factors, such as your tax bracket.

How can you figure out your tax liability on fund distributions? One helpful tool is the tax statement that we or your investment provider send you or your institution every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you might have.

FUND STRUCTURE

The funds use a combined "master-feeder" and "multiple class" structure.

Rather than investing directly in securities, each fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. One potential benefit of this structure is lower costs, since the expenses of the master portfolio can be shared with any other feeder funds. In this prospectus we have used the word "fund" to mean each feeder fund and its master portfolio.

For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master portfolio or decide to manage its assets itself.

The funds offer one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Investor Class of the feeder funds.

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES

INVESTOR CLASS SHARES

o    No load
o    No sales charges

If you'd like further details on these funds, you can request a free copy of the following documents:

SHAREHOLDER REPORTS --Published twice a year, the shareholder reports offer information about each fund's recent performance, including:

o a discussion by the portfolio managers about strategies and market conditions

o    fund performance data and financial statements

o    portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on each fund, including:

o    various types of securities and practices, and their risks

o    investment limitations and additional policies

o    information about each fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:  NEUBERGER BERMAN MANAGEMENT INC.

Sub-advisor:  LEHMAN BROTHERS ASSET MANAGEMENT

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

800-877-9700
212-476-8800

BROKER/DEALER AND INSTITUTIONAL SERVICES:  800-366-6264

WEB SITE:  www.nb.com
           ----------

EMAIL:  FUNDINQUIRIES@NB.COM
        --------------------

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. They are also available from the EDGAR Database on the SEC's Web site at www.sec.gov.
                                                                -----------

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

=======================
LEHMAN BROTHERS
-----------------------

=======================

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

SHAREHOLDER SERVICES
800-877-9700

INSTITUTIONAL SERVICES
800-366-6264

www.nb.com
----------

[A0630 02/02]


SEC file number 811-21648

                 LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES

                       STATEMENT OF ADDITIONAL INFORMATION


                           Institutional Class Shares
                              Reserve Class Shares
                              Investor Class Shares

                            DATED: December 23, 2004

                  LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUND
                        LEHMAN BROTHERS PRIME MONEY FUND
                       LEHMAN BROTHERS U.S. TREASURY FUND

              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll Free 800-877-9700
--------------------------------------------------------------------------------

     Lehman Brothers INSTITUTIONAL LIQUIDITY Fund, Lehman Brothers PRIME MONEY Fund and Lehman Brothers U.S. TREASURY Fund (each a "Fund") are mutual funds that offer shares pursuant to a Prospectus dated December 23, 2004. Lehman Brothers INSTITUTIONAL LIQUIDITY Fund, Lehman Brothers PRIME MONEY Fund, and Lehman Brothers U.S. TREASURY Fund each invests all of its net investable assets in Institutional Liquidity Portfolio, Prime Portfolio and U.S. Treasury Portfolio (each a "Portfolio"), respectively, each a series of Institutional Liquidity Trust.

     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Funds' Prospectus, which provides more information about the Funds that you should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the Prospectus carefully before investing. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Funds' Prospectus.

     No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

(C)2004 Lehman Brothers.  All rights reserved.

                                TABLE OF CONTENTS

INVESTMENT INFORMATION.......................................................1

     Investment Policies and Limitations.....................................1

     Additional Investment Information.......................................4

CERTAIN RISK CONSIDERATIONS.................................................14

TRUSTEES AND OFFICERS.......................................................14

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................26

     Investment Manager and Administrator...................................26

     Management and Administration Fees.....................................27

     Waivers and Reimbursements.............................................28

     Institutional Class....................................................28

     Reserve Class..........................................................28

     Investor Class.........................................................28

     Sub-Adviser............................................................29

     Investment Companies Managed...........................................31

     Codes of Ethics........................................................33

     Management and Control of NB Management and LBAM.......................33

DISTRIBUTION ARRANGEMENTS...................................................34

ADDITIONAL PURCHASE INFORMATION.............................................36

     Share Prices and Net Asset Value.......................................36

ADDITIONAL EXCHANGE INFORMATION.............................................37

ADDITIONAL REDEMPTION INFORMATION...........................................37

     Suspension of Redemptions..............................................37

     Redemptions in Kind....................................................38

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................38

ADDITIONAL TAX INFORMATION..................................................39

     Taxation of the Funds..................................................39

     Taxation of the Portfolios.............................................40

     Taxation of the Funds' Shareholders....................................41

VALUATION OF PORTFOLIO SECURITIES...........................................41

PORTFOLIO TRANSACTIONS......................................................41

     Proxy Voting...........................................................44

REPORTS TO SHAREHOLDERS.....................................................45

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS..............................45

     The Funds..............................................................45

     The Portfolios.........................................................46

CUSTODIAN AND TRANSFER AGENT................................................47

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................48

LEGAL COUNSEL...............................................................48

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................48

REGISTRATION STATEMENT......................................................48

FINANCIAL STATEMENTS........................................................48

APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER.................A-1

                             INVESTMENT INFORMATION

     Each Fund is a separate operating series of Lehman Brothers Institutional Liquidity Series ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company. Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Institutional Liquidity Trust ("Master Trust") that has an investment objective identical to, and a name similar to, that of each Fund. Each Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of each Fund. (The Trust and Master Trust are together referred to below as the "Trusts.") Each Portfolio is advised by NB Management and sub-advised by Lehman Brothers Asset Management Inc. ("LBAM").

     The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of the Master Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund or Portfolio may not be changed without the approval of the lesser of:

     (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented, or

     (2) a majority of the outstanding shares of the Fund or Portfolio.

     These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, a Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

Investment Policies and Limitations
-----------------------------------

     Each Fund has the following fundamental investment policy, to enable it to invest in a Portfolio:

          Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

     All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolios, it applies equally to their corresponding Fund.

     A Portfolio determines the "issuer" of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act. Also for purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificates of deposit ("CDs") are interpreted to include similar types of time deposits.

     Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio. If events subsequent to a transaction result in a Portfolio exceeding the percentage limitation on borrowing or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

     The following investment policies and limitations are fundamental and apply to each Portfolio unless otherwise indicated:

               1.   BORROWING.  The Portfolio may not borrow money,  except that it may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 33-1/3% limitation. In addition to the foregoing, the Portfolio may borrow from any person for temporary purposes in an amount not exceeding 5% of the Portfolio's total assets at the time the loan is made.

               2. COMMODITIES. The Portfolio may not purchase commodities or contracts thereon, but this restriction shall not prohibit the Portfolio from purchasing the securities of issuers that own interests in any of the foregoing.

               3.   DIVERSIFICATION.  The  Portfolio may not with respect to 75%
          of the value of its total assets purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government and Agency Securities"), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, the Portfolio is subject to the diversification requirements under Rule 2a-7 of the 1940 Act.)

               4. INDUSTRY CONCENTRATION. No Portfolio may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that each Portfolio normally will invest more than 25% of its total assets in the obligations of issuers having their principal business activities in the financial services industries or repurchase agreements on such obligations. There is no investment limitation with respect to (i) U.S. Government Securities or its agencies and instrumentalities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.

               5. LENDING. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies, and limitations,
          (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

               6. REAL ESTATE. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

               7. SENIOR SECURITIES. No Portfolio may issue senior securities, except as permitted under the 1940 Act.

               8. UNDERWRITING. No Portfolio may engage in the business of underwriting securities of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

     Senior Securities: The SEC staff has asserted that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include repurchase agreements, short futures and options positions, forward contracts and when-issued securities. However, the Commission has taken the position that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the Commission will not raise senior securities issues under the 1940 Act.

     The following investment policies and limitations are non-fundamental and apply to each Portfolio unless otherwise indicated:

               1. INVESTMENTS IN ANY ONE ISSUER. No Portfolio may purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7 under the 1940 Act) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.

               2. ILLIQUID SECURITIES. No Portfolio may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

               3. BORROWING. No Portfolio will invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, the Portfolio does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

               4. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, no Portfolio may make any loans other than securities loans.

               5. MARGIN TRANSACTIONS. No Portfolio may purchase securities on margin from brokers or other lenders, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions.

Additional Investment Information
---------------------------------

     Each Fund may make the following investments, among others, some of which are part of the Fund's principal investment strategies and some of which are not. The principal risks of each Fund's principal investment strategies are disclosed in the Prospectus. A Fund may not buy all of the types of securities or use all of the investment techniques that are described.

     FINANCIAL SERVICES OBLIGATIONS. Obligations of issuers in the financial services industries include, but are not limited to, CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations and repurchase agreements on such obligations issued by domestic and foreign banks, savings institutions, consumer and industrial finance companies, issuers of asset-backed securities, securities brokerage companies and a variety of firms in the insurance field. Because the Institutional Liquidity Portfolio and Prime Portfolio normally will concentrate more than 25% of its total assets in the obligations of companies in the financial services industries, they will have greater exposure to the risks associated with those industries, such as adverse interest rate trends, increased credit defaults, potentially burdensome government regulation, the availability and cost of capital funds, and general economic conditions.

     CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which a Portfolio invests typically are not covered by deposit insurance.

     POLICIES AND LIMITATIONS. Institutional Liquidity Portfolio and Prime Portfolio normally will invest more than 25% of their respective total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

     LEVERAGE. A Portfolio may make investments while borrowings are outstanding. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in a Portfolio's net asset value ("NAV"). Although the principal of such borrowings will be fixed, a Portfolio's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for a Portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Portfolio will have to pay, that Portfolio's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Portfolio will be less than it would be if leverage were not used, and therefore the amount available for distribution to that Portfolio's shareholders as dividends will be reduced. Reverse repurchase agreements, securities lending transactions and when-issued transactions may create leverage.

     POLICIES AND LIMITATIONS. Each Portfolio may borrow money from banks for temporary or emergency purposes or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). A Portfolio may also borrow up to 5% of its total assets for temporary purposes, e.g., for the purpose of settling purchase and sale transactions; these temporary borrowings are not subject to the 33-1/3% limitation. However, as an operating policy, a Portfolio will not invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions in the aggregate.

     FIXED INCOME SECURITIES. Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Some debt securities in which a Portfolio may invest are also subject to the risk that the issuer might repay them early ("call risk").

     RATINGS OF FIXED INCOME SECURITIES.

     As discussed in the Prospectus, each Portfolio may purchase securities rated by S&P, Moody's, or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although a Portfolio may rely on the ratings of any NRSRO, a Portfolio mainly refers to ratings assigned by S&P, Moody's and Fitch, which are described in Appendix A. A Portfolio may also invest in unrated securities that are deemed comparable in quality by LBAM to the rated securities in which a Portfolio may permissibly invest.

     RATINGS DOWNGRADES. Subsequent to its purchase by a Portfolio, the rating of an issue of debt securities may be reduced so that the securities would no longer be eligible for purchase by the Portfolio. LBAM will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7 under the 1940 Act.

     DURATION AND MATURITY

     Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration a Portfolio will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influences of interest rates on prepayments and coupon flow.

     Each Portfolio has a policy of investing in instruments with maturities of 397 days or less with the exception of variable rate U.S. Government securities, which will be limited to a final maturity of 762 days at the time of purchase. For purposes of complying with this policy, a Portfolio will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7 under the 1940 Act. Rule 2a-7 permits a Portfolio to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. The Institutional Liquidity Portfolio and the U.S. Treasury Portfolio are required to maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Prime Portfolio has a stricter standard for maturity and seeks to maintain a dollar-weighted average portfolio maturity of no more than 60 days.

     U.S. GOVERNMENT AND AGENCY SECURITIES. "U.S. Government Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States. "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Sallie Mae (formerly known as the "Student Loan Marketing Association"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a theoretical possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the Government and generally fluctuate inversely with changing interest rates.

     POLICIES AND LIMITATIONS. The U.S. Treasury Portfolio may invest 20% or more of its total assets in U.S. Government and Agency Securities. The Institutional Liquidity Portfolio and Prime Portfolio may invest 25% or more of its total assets in U.S. Government and Agency Securities.

     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless LBAM, acting pursuant to guidelines established by the Trustees, determines they are liquid. Illiquid securities may be difficult for a Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolios may be subject to legal restrictions which could be costly to the Portfolios.

     POLICIES AND LIMITATIONS. Each Portfolio may invest up to 10% of its net assets in illiquid securities.

     REPURCHASE AGREEMENTS. In a repurchase agreement, a Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. LBAM monitors the creditworthiness of sellers.

     POLICIES AND LIMITATIONS. Repurchase agreements with a maturity or demand feature of more than seven days are considered to be illiquid securities; no Portfolio may enter into a repurchase agreement with a maturity or put feature of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

     SECURITIES LOANS. Each Portfolio may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by LBAM, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with a Portfolio. A Portfolio may invest the cash collateral and earn income, or it may receive an agreed-upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay a Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. A Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. LBAM believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Portfolios can loan securities through a separate operating unit of Neuberger Berman or an affiliate of Neuberger Berman, acting as agent. The

Portfolios also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order.

     POLICIES AND LIMITATIONS. In order to realize income, each Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by LBAM. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limitation. However, as an operating policy, a Portfolio does not currently intend to invest more than 20% of its total assets in securities lending transactions. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing collateral in a form determined to be satisfactory by the Fund Trustees.

     RESTRICTED SECURITIES AND RULE 144A SECURITIES. Each Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, a Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. LBAM, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

     Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time a Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

     POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Portfolio's 10% limit on investments in illiquid securities.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions involve a commitment by each Portfolio to purchase securities that will be issued at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

     When-issued and delayed delivery transactions enable a Portfolio to "lock in" what LBAM believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Portfolio might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, a Portfolio may lose the opportunity to obtain a favorable price.

     The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of a Portfolio's NAV starting on the date of the agreement to purchase the securities. Because a Portfolio has not yet paid for the securities, this produces an effect similar to leverage. A Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

     POLICIES AND LIMITATIONS. A Portfolio will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it has been entered into. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. Commitments will not exceed 90 days. A Portfolio may realize capital gains or losses in connection with these transactions.

     When a Portfolio purchases securities on a when-issued or delayed delivery basis, the Portfolio will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. This procedure is designed to ensure that the Portfolio maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.

     COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. A Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, LBAM may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

     POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to each Portfolio's 10% limit on investments in illiquid securities.

     REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in a Portfolio's and Fund's NAVs and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Portfolio. LBAM monitors the creditworthiness of counterparties to reverse repurchase agreements.

     A Portfolio's investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Portfolio generally will enter into a reverse repurchase agreement only if LBAM anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances, the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where a Portfolio receives a large-scale redemption near the close of regular trading on the New York Stock Exchange ("NYSE").

     POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of a Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to a Portfolio's obligations under the agreement. A Portfolio may invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation. As an operating policy, a Portfolio does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit. While a reverse repurchase agreement is outstanding, a Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement.

     BANKING  AND  SAVINGS  INSTITUTION  SECURITIES.  These  include  CDs,  time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which a Portfolio invests typically are not covered by deposit insurance.

     A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

     Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

     VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

     POLICIES AND LIMITATIONS. Each Portfolio may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7 under the 1940 Act.

     For purposes of determining its dollar-weighted average maturity, a Portfolio calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act. In calculating its dollar-weighted average maturity and duration, a Portfolio is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, LBAM considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

     FUNDING AGREEMENTS. Each Portfolio may invest in funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protections under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

     POLICIES AND LIMITATIONS. Funding Agreements are generally regarded as illiquid. Thus, each Portfolio may not invest in such Funding Agreements if, as a result, more than 10% of the value of its net assets would then be invested in illiquid securities.

     EXTENDIBLE COMMERCIAL NOTES ("ECNs"). Each Portfolio may invest in ECNs. ECNs are short-term (90 days or less) securities that automatically extend to a 390-day maximum maturity if the issuer does not redeem the ECNs on the Initial

Redemption Date (the equivalent of a commercial paper maturity). The extension feature substitutes for bank back-up. Investors receive a premium for giving the issuer the option to extend the maturity. However, investors receive a sizable additional premium if the maturity is extended. ECNs carry the same credit rating(s) as the issuer's commercial paper.

     LOAN PARTICIPATIONS. Each Portfolio may invest in loan participations, which represent a participation in a corporate loan of a commercial bank. Such loans must be to corporations in whose obligations the Portfolios may invest. Since the issuing bank does not guarantee the participations in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. It may be necessary under the terms of the loan participation for a Portfolio to assert through the issuing bank such rights as may exist against the corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due. In such circumstances, a Portfolio may be subject to delays, expenses and risks that are greater than if the Portfolio had purchased a direct obligation (such as commercial paper) of such borrower. Further, under the terms of the loan participation, the Portfolio may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Portfolio may also be subject to the risk that the issuing bank may become insolvent. The secondary market for loan participations is extremely limited, and therefore loan participations purchased by a Portfolio are generally regarded as illiquid.

     MONEY MARKET FUNDS. Each Portfolio may invest up to 10% of its total assets in the securities of other money market funds. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause a Portfolio to bear proportionately the costs incurred by the other investment companies' operations. At the same time, the Portfolio will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

     POLICIES AND LIMITATIONS. For cash management purposes, each Portfolio may invest up to 25% of its assets in a money market fund managed by NB Management or its affiliates, pursuant to an SEC exemptive order. Otherwise, a Portfolio's investment in securities of other investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in all investment companies in the aggregate.

     ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Portfolio may invest are subject to the Portfolio's overall credit requirements. Asset-backed securities in general, however, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt, thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

     U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES. These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad, and it may be especially difficult to sue a foreign government in the courts of that country.

     POLICIES AND LIMITATIONS. These investments are subject to each Portfolio's quality, maturity, and duration standards.

     MUNICIPAL OBLIGATIONS. Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax.

     Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include private activity bonds, which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

     The value of municipal obligations is dependent on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of a Portfolio's investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

     Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are under way that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities or the securities of particular issuers.

     POLICIES  AND   LIMITATIONS.   Each   Portfolio  may  invest  in  municipal
obligations that otherwise meet its criteria for quality and maturity.

     TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Portfolio service providers and the Portfolios' operations.

     CALL RISK. Some debt securities in which a Portfolio may invest are also subject to the risk that the issuer might repay them early ("call risk"). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, a Portfolio holding a callable security may not enjoy the increase in the security's market price that usually accompanies a decline in rates. Furthermore, the Portfolio would have to reinvest the proceeds from the called security at the current, lower rates.

                           CERTAIN RISK CONSIDERATIONS

     A Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

     Although each Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that the Portfolios will achieve its investment objective.

                              TRUSTEES AND OFFICERS

     The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by NB Management.

Information about the Board of Trustees
---------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                Number of
                                                                                ---------
                                                                              Portfolios in
                                                                              -------------
                         Position and                                          Fund Complex     Other Directionships
                         ------------                                          -------------    --------------------
Name, Age, and          Length of Time                                          Overseen by      Held Outside Fund
---------------         ---------------                                         ------------     -----------------
Address(1)                Served(2)         Principal Occupation(s)(3)            Trustee        Complex by Trustee
----------                ---------         --------------------------            -------        ------------------
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
John Cannon (74)            Trustee       Consultant. Formerly, Chairman,           41         Independent Trustee
                            since 1994    CDC Investment Advisers                              or Director of three
                                          (registered investment adviser),                     series of
                                          1993 to January 1999; formerly,                      OppenheimerFunds:
                                          President and Chief Executive                        Limited Term New
                                          Officer, AMA Investment                              York Municipal Fund,
                                          Advisors, an affiliate of the                        Rochester Fund
                                          American Medical Association.                        Municipals, and
                                                                                               Oppenheimer
                                                                                               Convertible
                                                                                               Securities Fund,
                                                                                               since 1992.
----------------------------------------------------------------------------------------------------------------------
Faith Colish (69)           Trustee       Counsel, Carter Ledyard &                 41         Director, American
                            since 2000    Millburn LLP (law firm) since                        Bar Retirement
                                          October 2002; formerly,                              Association (ABRA)
                                          Attorney-at-Law and President,                       since 1997
                                          Faith Colish, A Professional                         (not-for-profit
                                          Corporation, 1980 to 2002.                           membership
                                                                                               association).
----------------------------------------------------------------------------------------------------------------------
Walter G. Ehlers (70)       Trustee       Consultant; Retired President             41         None.
                            since 2000    and Trustee, Teachers Insurance
                                          & Annuity (TIAA) and College
                                          Retirement Equities Fund (CREF).
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                Number of
                                                                                ---------
                                                                              Portfolios in
                                                                              -------------
                         Position and                                          Fund Complex     Other Directionships
                         ------------                                          -------------    --------------------
Name, Age, and          Length of Time                                          Overseen by      Held Outside Fund
---------------         ---------------                                         ------------     -----------------
Address(1)                Served(2)         Principal Occupation(s)(3)            Trustee        Complex by Trustee
----------                ---------         --------------------------            -------        ------------------
----------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (67)         Trustee       Consultant, C. A. Harvey                  41         President, Board of
                            since 2000    Associates, since June 2001;                         Associates to The
                                          formerly, Director, AARP, 1978                       National Rehabilitation
                                          to December 2001.                                    Hospital's Board of
                                                                                               Directors, since 2002;
                                                                                               formerly, Member,
                                                                                               Individual Investors
                                                                                               Advisory Committee to
                                                                                               the New York Stock
                                                                                               Exchange Board of
                                                                                               Directors, 1998 to June
                                                                                               2002; formerly, Member,
                                                                                               American Savings
                                                                                               Education Council's
                                                                                               Policy Board (ASEC),
                                                                                               1998 to 2000; formerly,
                                                                                               Member, Executive
                                                                                               Committee, Crime
                                                                                               Prevention Coalition of
                                                                                               America, 1997 to 2000.
----------------------------------------------------------------------------------------------------------------------
Barry Hirsch (71)           Trustee       Attorney-at-Law. Formerly,                41         None.
                            since 1993    Senior Counsel, Loews
                                          Corporation (diversified financial
                                          corporation) May 2002 until April
                                          2003; formerly, Senior Vice President,
                                          Secretary and General Counsel, Loews
                                          Corporation.
----------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (77)       Trustee       Marcus Nadler Professor Emeritus          41         Director, DEL
                            since 1993    of Finance and Economics, New                        Laboratories, Inc.
                                          York University Stern School of                      (cosmetics and
                                          Business.                                            pharmaceuticals)
                                                                                               since 1978;
                                                                                               Director, The Caring
                                                                                               Community
                                                                                               (not-for-profit).
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                Number of
                                                                                ---------
                                                                              Portfolios in
                                                                              -------------
                         Position and                                          Fund Complex     Other Directionships
                         ------------                                          -------------    --------------------
Name, Age, and          Length of Time                                          Overseen by      Held Outside Fund
---------------         ---------------                                         ------------     -----------------
Address(1)                Served(2)         Principal Occupation(s)(3)            Trustee        Complex by Trustee
----------                ---------         --------------------------            -------        ------------------
----------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (67)       Trustee       Retired. Formerly, Vice                   41         Director, WHX
                            since 2000    President and Special Counsel,                       Corporation (holding
                                          WHX Corporation (holding                             company) since
                                          company) 1993 to 2001.                               August 2002;
                                                                                               Director, Webfinancial
                                                                                               Corporation (holding
                                                                                               company) since December
                                                                                               2002; Director, State
                                                                                               Theatre of New Jersey
                                                                                               (not-for-profit theater)
                                                                                               since 2000; formerly,
                                                                                               Director, Kevlin
                                                                                               Corporation
                                                                                               (manufacturer of
                                                                                               microwave and other
                                                                                               products).
----------------------------------------------------------------------------------------------------------------------
William E. Rulon (72)       Trustee       Retired. Formerly, Senior Vice            41         Director, Pro-Kids
                            since 1993    President, Foodmaker, Inc.                           Golf and Learning
                                          (operator and franchiser of                          Academy (teach golf
                                          restaurants) until January 1997.                     and computer usage
                                                                                               to "at risk"
                                                                                               children) since
                                                                                               1998; formerly,
                                                                                               Director, Prandium,
                                                                                               Inc. (restaurants)
                                                                                               from March 2001
                                                                                               until July 2002.
----------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (73)      Trustee       Founding General Partner, Oxford          41         Director, Capital
                            since 2000    Partners and Oxford Bioscience                       Cash Management
                                          Partners (venture capital                            Trust (money market
                                          partnerships) and President,                         fund), Naragansett
                                          Oxford Venture Corporation.                          Insured Tax-Free
                                                                                              Income Fund, Rocky
                                                                                               Mountain Equity Fund,
                                                                                               Prime Cash Fund, several
                                                                                               private companies and
                                                                                               QuadraMed Corporation
                                                                                               (NASDAQ).
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                Number of
                                                                                ---------
                                                                              Portfolios in
                                                                              -------------
                         Position and                                          Fund Complex     Other Directionships
                         ------------                                          -------------    --------------------
Name, Age, and          Length of Time                                          Overseen by      Held Outside Fund
---------------         ---------------                                         ------------     -----------------
Address(1)                Served(2)         Principal Occupation(s)(3)            Trustee        Complex by Trustee
----------                ---------         --------------------------            -------        ------------------
----------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (54)        Trustee       General Partner, Seip                     41         Director, H&R Block,
                            since 2000    Investments LP (a private                            Inc. (financial
                                          investment partnership);                             services company)
                                          formerly, President and CEO,                         since May 2001;
                                          Westaff, Inc. (temporary                             Director, Forward
                                          staffing), May 2001 to January                       Management, Inc.
                                          2002; Senior Executive at the                        (asset management)
                                          Charles Schwab Corporation from                      since 2001;
                                          1983 to 1999, including Chief                        formerly, Director,
                                          Executive Officer, Charles                           General Magic (voice
                                          Schwab Investment Management,                        recognition
                                          Inc. and Trustee, Schwab Family                      software) 2001 to
                                          of Funds and Schwab Investments                      2002; Director,
                                          from 1997 to 1998 and Executive                      E-Finance
                                          Vice President-Retail Brokerage,                     Corporation (credit
                                          Charles Schwab Investment                            decisioning
                                          Management from 1994 to 1997.                        services) 1999 to
                                                                                               2003; formerly,
                                                                                               Director,
                                                                                               Save-Daily.com
                                                                                               (micro investing
                                                                                               services) 1999 to
                                                                                               2003; Director,
                                                                                               Offroad Capital Inc.
                                                                                               (pre-public internet
                                                                                               commerce company).
----------------------------------------------------------------------------------------------------------------------
Candace L. Straight         Trustee       Private investor and consultant           41         Director, The
(57)                        since 1993    specializing in the insurance                        Proformance
                                          industry; formerly, Advisory                         Insurance Company
                                          Director, Securitas Capital LLC                      (personal lines
                                          (a global private equity                             property and
                                          investment firm dedicated to                         casualty insurance)
                                          making investments in the                            since March 2004;
                                          insurance sector) 1998 to                            Director, Providence
                                          December 2002.                                       Washington (property
                                                                                               and casualty insurance
                                                                                               company) since December
                                                                                               1998; Director, Summit
                                                                                               Global Partners
                                                                                               (insurance brokerage
                                                                                               firm) since October
                                                                                               2000.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                Number of
                                                                                ---------
                                                                              Portfolios in
                                                                              -------------
                         Position and                                          Fund Complex     Other Directionships
                         ------------                                          -------------    --------------------
Name, Age, and          Length of Time                                          Overseen by      Held Outside Fund
---------------         ---------------                                         ------------     -----------------
Address(1)                Served(2)         Principal Occupation(s)(3)            Trustee        Complex by Trustee
----------                ---------         --------------------------            -------        ------------------
----------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (60)         Trustee       Regional Manager for Atlanta              41         None.
                            since 2000    Region, Ford Motor Credit
                                          Company since August 1997;
                                          formerly, President, Ford Life
                                          Insurance Company, April 1995 to
                                          August 1997.
----------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
----------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien*          Trustee       Formerly, Member, Investment              41         Director, Legg
(76)                        since 2000    Policy Committee, Edward Jones                       Mason, Inc.
                                          1993 to 2001; President,                             (financial services
                                          Securities Industry Association                      holding company)
                                          (SIA) (securities industry's                         since 1993;
                                          representative in government                         formerly, Director,
                                          relations and regulatory matters                     Boston Financial
                                          at the federal and state levels)                     Group (real estate
                                          from 1974 to 1992; Adviser to                        and tax shelters)
                                          SIA, November 1992 to November                       1993 to 1999.
                                          1993.
----------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (64)        President     Executive Vice President and              41         Director, Dale
                            and Trustee   Chief Investment Officer,                            Carnegie and
                            since         Neuberger Berman Inc. (holding                       Associates, Inc.
                            December      company) since 2002 and 2003,                        (private company)
                            2002          respectively; Executive Vice                         since 1998; Director,
                                          President and Chief Investment                       Emagin Corp. (public
                                          Officer, Neuberger Berman since                      company) since 1997;
                                          December 2002 and 2003,                              Director, Solbright,
                                          respectively; Director and                           Inc. (private
                                          Chairman, NB Management since                        company) since 1998;
                                          December 2002; formerly,                             Director, Infogate,
                                          Executive Vice President,                            Inc. (private
                                          Citigroup Investments, Inc. from                     company) since 1997;
                                          September 1995 to February 2002;                     Director, Broadway
                                          formerly, Executive Vice                             Television Network
                                          President, Citigroup Inc. from                       (private company)
                                          September 1995 to February 2002.                     since 2000.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                Number of
                                                                                ---------
                                                                              Portfolios in
                                                                              -------------
                         Position and                                          Fund Complex     Other Directionships
                         ------------                                          -------------    --------------------
Name, Age, and          Length of Time                                          Overseen by      Held Outside Fund
---------------         ---------------                                         ------------     -----------------
Address(1)                Served(2)         Principal Occupation(s)(3)            Trustee        Complex by Trustee
----------                ---------         --------------------------            -------        ------------------
----------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (45)      Chairman of   Executive Vice President,                 41         Director and Vice
                            the Board,    Neuberger Berman Inc. (holding                       President,
                            Chief         company) since 1999; Head of                         Neuberger & Berman
                            Executive     Neuberger Berman Inc.'s Mutual                       Agency, Inc. since
                            Officer and   Funds and Institutional Business                     2000; formerly,
                            Trustee       since 1999; President and                            Director, Neuberger
                            since 2000    Director, NB Management since                        Berman Inc. (holding
                                          1999; Executive Vice President,                      company) from
                                          Neuberger Berman since 1999;                         October 1999 through
                                          formerly, Principal, Neuberger                       March 2003; Trustee,
                                          Berman from 1997 until 1999;                         Frost Valley YMCA.
                                          formerly, Senior Vice President,
                                          NB Management from 1996 to 1999.
----------------------------------------------------------------------------------------------------------------------

(1)  The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)  Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation;
     (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3)  Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

*    Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Funds by virtue of the fact that each is an officer and/or director of NB
     Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Funds by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Funds and other funds for which NB Management serves as investment manager.


Information about the Officers of the Trust
-------------------------------------------

                                           Position and Length of Time
                                           ---------------------------
Name, Age, and Address(1)                            Served(2)                        Principal Occupation(s)(3)
-------------------------                            ---------                        --------------------------
Claudia A. Brandon (48)                   Secretary since 1985                Vice President-Mutual Fund Board Relations,
                                                                              NB Management since 2000; Vice President,
                                                                              Neuberger Berman since 2002 and employee
                                                                              since 1999; formerly, Vice President, NB
                                                                              Management from 1986 to 1999; Secretary,
                                                                              fourteen registered investment companies for
                                                                              which NB Management acts as investment
                                                                              manager and administrator (four since 2002,
                                                                              three since 2003 and four since 2004).

Robert Conti (48)                         Vice President since 2000           Senior Vice President, Neuberger Berman
                                                                              since 2003; formerly, Vice President,
                                                                              Neuberger Berman from 1999 to 2003; Senior
                                                                              Vice President, NB Management since 2000;
                                                                              formerly, Controller, NB Management until
                                                                              1996; formerly, Treasurer, NB Management
                                                                              from 1996 to 1999; Vice President, fourteen
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator (three since 2000, four since
                                                                              2002, three since 2003 and four since 2004).

Brian J. Gaffney (51)                     Vice President since 2000           Managing Director, Neuberger Berman since
                                                                              1999; Senior Vice President, NB Management
                                                                              since 2000; formerly, Vice President, NB
                                                                              Management from 1997 until 1999; Vice
                                                                              President, fourteen registered investment
                                                                              companies for which NB Management acts as
                                                                              investment manager and administrator (three
                                                                              since 2000, four since 2002, three since
                                                                              2003 and four since 2004).

Sheila R. James (39)                      Assistant Secretary since 2002      Employee, Neuberger Berman since 1999;
                                                                              formerly, Employee, NB Management from 1991
                                                                              to 1999; Assistant Secretary, fourteen
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator (seven since 2002, three since
                                                                              2003 and four since 2004).

Kevin Lyons (49)                          Assistant Secretary since 2003      Employee, Neuberger Berman since 1999;
                                                                              formerly, Employee, NB Management from 1993
                                                                              to 1999; Assistant Secretary, fourteen
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator (ten since 2003 and four since
                                                                              2004).

Information about the Officers of the Trust
-------------------------------------------

                                           Position and Length of Time
                                           ---------------------------
Name, Age, and Address(1)                            Served(2)                        Principal Occupation(s)(3)
-------------------------                            ---------                        --------------------------
John M. McGovern (34)                     Assistant Treasurer since 2002      Vice President, Neuberger Berman since
                                                                              January 2004; Employee, NB Management since
                                                                              1993; Assistant Treasurer, fourteen
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator (seven since 2002, three since
                                                                              2003 and four since 2004).

Barbara Muinos (46)                       Treasurer and Principal Financial   Vice President, Neuberger Berman since 1999;
                                          and Accounting Officer since 2002;  formerly, Assistant Vice President, NB
                                          formerly, Assistant Treasurer       Management from 1993 to 1999; Treasurer and
                                          since 1996                          Principal Financial and Accounting Officer,
                                                                              fourteen registered investment companies for
                                                                              which NB Management acts as investment
                                                                              manager and administrator (seven since 2002,
                                                                              three since 2003 and four since 2004);
                                                                              formerly, Assistant Treasurer of three
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator from 1996 to 2002.

Frederic B. Soule (58)                    Vice President since 2000           Senior Vice President, Neuberger Berman
                                                                              since 2003; formerly, Vice President,
                                                                              Neuberger Berman from 1999 to 2003;
                                                                              formerly, Vice President, NB Management from
                                                                              1995 to 1999; Vice President, fourteen
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator (three since 2000, four since
                                                                              2002, three since 2003 and four since 2004).

--------------------

(1)  The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)  Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation.
     Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3)  Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees
---------------------

     The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund's advisory and sub-advisory contracts and other principal contracts. It is the Funds' policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Funds' management. The standing committees of the Board of Trustees are described below.

     AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Funds' accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Funds' financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Funds' independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds' independent auditors; and (e) to act as a liaison between the Funds' independent auditors and the full Board. Its members are John Cannon, Walter G. Ehlers, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees.

     CODE OF ETHICS COMMITTEE. The Code of Ethics Committee oversees the administration of the Trust's Code of Ethics, which restricts the personal securities transactions of employees, officers, and trustees. Its members are Faith Colish, C. Anne Harvey, Robert A. Kavesh (Chairman), Howard A. Mileaf and Edward I. O'Brien. All members, except for Mr. O'Brien, are Independent Fund Trustees. The entire Board will receive required quarterly reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman and NB Management.

     CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for review and oversight of the Trust's principal contractual arrangements. Its members are Faith Colish (Chairwoman), Barry Hirsch, Howard A. Mileaf, William
E. Rulon and Candace L. Straight. All members are Independent Fund Trustees.

     EXECUTIVE COMMITTEE. The Executive Committee has all the powers of the Board of Trustees when the Board of Trustees is not in session. Its members are John Cannon, Howard A. Mileaf, Edward I. O'Brien, Jack L. Rivkin, William E. Rulon, Cornelius T. Ryan and Peter E. Sundman (Chairman). All members, except for Mr. O'Brien, Mr. Rivkin and Mr. Sundman, are Independent Fund Trustees.

     NOMINATING COMMITTEE. The Nominating Committee is responsible for nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, and as officers of the Trust. Its members are C. Anne Harvey (Chairwoman), Barry Hirsch, Robert A. Kavesh, Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Lehman Brothers Institutional Liquidity Series, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180.

     PORTFOLIO TRANSACTIONS COMMITTEE. The Portfolio Transactions Committee from time to time reviews, among other things, quality of execution of portfolio trades, actual and potential uses of portfolio brokerage commissions, agency cross-transactions, information relating to the commissions charged by Neuberger Berman and Lehman Brothers Holdings Inc. to the Funds, and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability, reports prepared by third party consultants regarding the execution of the Funds' trades and the consideration given to alternative trading systems. Its members are Faith Colish, Walter G. Ehlers,
C. Anne  Harvey, Cornelius T. Ryan,  Candace L.  Straight (Chairwoman) and Peter
P. Trapp.  All members are Independent Fund Trustees.

     PRICING COMMITTEE. The Pricing Committee oversees the procedures for pricing the Funds' portfolio securities, and from time to time may be called upon to establish or ratify the fair value of portfolio securities for which market prices are not readily available. Its members are John Cannon, Edward I. O'Brien, Jack L. Rivkin, William E. Rulon (Vice Chairman), and Tom D. Seip (Chairman). All members, except for Mr. O'Brien and Mr. Rivkin, are Independent Fund Trustees.

     The Trust's Trust Instrument and Master Trust's Declaration of Trust provide that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

     The following table sets forth information concerning the compensation of the Fund Trustees. The Trust does not have any retirement plan for its trustees.

                                            TABLE OF COMPENSATION
                                       FOR FISCAL YEAR ENDED 03/31/06*
                                       -------------------------------
                                                                                  Total Compensation from
                                                                                Investment Companies in the
                                              Aggregate Compensation                  Neuberger Berman
Name and Position with the Trust                  from the Trust                       Fund Complex
---------------------------------                 --------------                       ------------
INDEPENDENT TRUSTEES

John Cannon                                          $24,038                              $91,000
Trustee

Faith Colish                                         $22,453                              $85,000
Trustee

C. Anne Harvey                                       $22,453                              $85,000
Trustee

Barry Hirsch                                         $22,453                              $85,000
Trustee

Robert A. Kavesh                                     $22,453                              $85,000
Trustee

                                                                                  Total Compensation from
                                                                                Investment Companies in the
                                              Aggregate Compensation                  Neuberger Berman
Name and Position with the Trust                  from the Trust                       Fund Complex
---------------------------------                 --------------                       ------------
Howard A. Mileaf                                     $22,453                              $85,000
Trustee

William E. Rulon                                     $22,453                              $85,000
Trustee

Cornelius T. Ryan                                    $25,358                              $96,000
Trustee

Tom Decker Seip                                      $24,038                              $91,000
Trustee

Candace L. Straight                                  $22,453                              $85,000
Trustee

Peter P. Trapp                                       $24,038                              $91,000
Trustee

TRUSTEES WHO ARE "INTERESTED PERSONS"

Edward I. O'Brien                                    $22,453                              $85,000
Trustee

Jack L. Rivkin                                          $0                                  $0
President and Trustee

Peter E. Sundman                                        $0                                  $0
Chairman of the Board, Chief
Executive Officer and Trustee

* Because the Trust has not yet  commenced  operations,  the amounts shown in the table are estimates for the
Trust's first full fiscal year ended March 31, 2006.


     As the Funds were not operational prior to the date of this SAI, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

--------------------------------------------------------------------------------
                                         AGGREGATE DOLLAR RANGE OF EQUITY
                                         SECURITIES IN ALL REGISTERED INVESTMENT
                                         COMPANIES OVERSEEN BY TRUSTEE IN FAMILY
NAME OF TRUSTEE                          OF INVESTMENT COMPANIES*
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
John Cannon                                                                 None
--------------------------------------------------------------------------------
Faith Colish                                                       Over $100,000
--------------------------------------------------------------------------------
Walter G. Ehlers                                                            None
--------------------------------------------------------------------------------
C. Anne Harvey                                                  $50,001-$100,000
--------------------------------------------------------------------------------
Barry Hirsch                                                                None
--------------------------------------------------------------------------------
Robert A. Kavesh                                               $10,001 - $50,000
--------------------------------------------------------------------------------
Howard A. Mileaf                                                   Over $100,000
--------------------------------------------------------------------------------
William E. Rulon                                                $50,001-$100,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                         AGGREGATE DOLLAR RANGE OF EQUITY
                                         SECURITIES IN ALL REGISTERED INVESTMENT
                                         COMPANIES OVERSEEN BY TRUSTEE IN FAMILY
NAME OF TRUSTEE                          OF INVESTMENT COMPANIES*
--------------------------------------------------------------------------------
Cornelius T. Ryan                                               $50,001-$100,000
--------------------------------------------------------------------------------
Tom Decker Seip                                                       $1-$10,000
--------------------------------------------------------------------------------
Candace L. Straight                                                Over $100,000
--------------------------------------------------------------------------------
Peter P. Trapp                                                 $10,001 - $50,000
--------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------------------------------------------------
Edward I. O'Brien                                                  Over $100,000
--------------------------------------------------------------------------------
Jack L. Rivkin                                                        $1-$10,000
--------------------------------------------------------------------------------
Peter E. Sundman                                                   Over $100,000
--------------------------------------------------------------------------------
* Valuation as of December 31, 2003.

Independent Trustees Ownership of Securities
--------------------------------------------

     No Independent Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

     Because all of the Funds' net investable assets are invested in their corresponding Portfolios, the Funds do not need an investment manager. NB Management serves as the Portfolios' investment manager pursuant to a management agreement with Master Trust, on behalf of the Portfolios, dated as of December 23, 2004 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in all the Portfolios on December 23, 2004.

     The Management Agreement provides in substances that NB Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop and investment program for the Portfolios' assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Portfolios through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although NB Management has no current plan to pay a material amount of such compensations.

     NB Management has sub-contracted certain of its responsibilities under the Management Agreement to LBAM, who is responsible for the day-to-day investment management of the Funds; NB Management is responsible for overseeing the investment activities of LBAM with respect to its management of the Funds.

     Under the Management Agreement, NB Management provides to each Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB

Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Master Trust who are officers, directors, or employees of NB Management. Two persons who are directors and officers and two persons who are officers of NB Management (three of whom are officers of Neuberger Berman), presently serve as trustees and/or officers of the Trusts. See "Trustees and Officers." Each Portfolio pays NB Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.

     NB Management provides similar facilities, services, and personnel to each Fund pursuant to an administration agreement with the Trust, dated December 23, 2004 ("Administration Agreement"). For such administrative services, each Fund pays NB Management a fee based on the Fund's average daily net assets, as described in the Prospectus.

     Under the Administration Agreement, NB Management also provides to each Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent. NB Management provides the direct shareholder services specified in the
Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement. From time to time, NB Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

     From time to time, NB Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

Management and Administration Fees
----------------------------------

     For investment management services, each Class of each Fund pays NB Management a fee at the annual rate of 0.10% of average daily net assets. NB Management has voluntarily agreed to waive its management fee in the amount of 0.02% of the average net assets of each Class of each Fund through March 31, 2006.

     NB Management provides administrative services to each Fund that include furnishing facilities and personnel for the Fund and performing accounting, recordkeeping, and other services. For such administrative services, each class of each Fund pays NB Management a certain annual percentage rate of its average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses.

Institutional Class pays 0.05%; Reserve Class pays 0.08%; and Investor Class pays 0.15%. With a Fund's consent NB Management may subcontract to third parties some of its responsibilities to that Fund under the Administration Agreement and may compensate broker-dealers, banks, third-party administrators and other institutions that provide such services. (A portion of this payment may be derived from the Rule 12b-1 fee paid to NB Management by certain classes of the funds; see "Distribution Arrangements" below.)

Waivers and Reimbursements
--------------------------

     NB Management has undertaken to provide certain waivers or reimbursements of Fund expenses. With respect to any Fund, the appropriateness of any such undertaking is determined on a class-by-class basis. If any Fund is omitted from the descriptions of the class-by-class waivers or reimbursements below, that class of the Fund is not subject to any waivers or reimbursements.

Institutional Class
-------------------

     NB Management has contractually undertaken to reimburse the Institutional Class of the Funds so that the total operating expenses of the Institutional
Class (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) are limited to 0.15% of average daily net assets of each Fund. This undertaking lasts until March 31, 2008. The Institutional Class of each Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.15% each Fund's of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

Reserve Class
-------------

     NB Management has contractually undertaken to reimburse the Reserve Class of the Funds so that the total operating expenses of the Reserve Class (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) are limited to 0.20% of average daily net assets of each Fund. This undertaking lasts until March 31, 2008. The Reserve Class of each Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.20% each Fund's of average daily net assets and the reimbursements are made.

Investor Class
--------------

     NB Management has contractually undertaken to reimburse the Investor Class of the Funds so that the total operating expenses of the Investor Class
(exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) are limited to 0.45% of average daily net assets of each Fund. This undertaking lasts until March 31, 2008. The Investor Class of each Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.45% each Fund's of average daily net assets and the reimbursements are made.

All Classes
-----------

     The Management Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of NB Management or the Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and
(2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in that Portfolio. The Administration Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

     The Management Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Sub-Adviser
-----------

     NB Management retains LBAM, 399 Park Avenue, New York, NY 10022, as sub-adviser with respect to each Portfolio pursuant to a sub-advisory agreement dated December 23, 2004 ("Sub-Advisory Agreement").

     Pursuant  to  the  Sub-Advisory  Agreement,  NB  Management  has  delegated responsibility for the Portfolios' day-to-day management to LBAM. The Sub-Advisory Agreement provides in substance that LBAM will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Sub-Advisory Agreement permits LBAM to effect securities transactions on behalf of the Portfolios through associated persons of LBAM. The Sub-Advisory Agreement also specifically permits LBAM to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although LBAM has no current plans to pay a material amount of such compensation.

     The Sub-Advisory Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto, and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. The Sub-Advisory Agreements are subject to termination, without penalty, with respect to each Fund by Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB

Management, or by LBAM on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Fund if they are assigned or if the Management Agreement terminates with respect to that Fund.

     Most money managers that come to the Lehman Brothers organization have at least fifteen years experience. LBAM and NB Management employ experienced professionals that work in a competitive environment.

Board Consideration of the Management and Sub-Advisory Agreements
-----------------------------------------------------------------

     In evaluating the Management and Sub-Advisory Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by NB Management and LBAM and met with senior representatives of NB Management and LBAM regarding their personnel, operations and financial condition. The Independent Fund Trustees were advised by independent legal counsel throughout this process.

     The Board considered the following factors to be of primary importance to its approval of the Management Agreement: (1) the favorable history, reputation, qualifications, and background of NB Management, as well as the qualifications of its personnel and its financial condition; (2) the fee and expense ratio of each Fund relative to comparable mutual funds; (3) that the fee and expense ratio of each Fund appeared to the Board to be reasonable given the quality of services expected to be provided; and (4) the commitment of NB Management to undertake a contractual and voluntary expense limitation for each Fund.

     The Board evaluated the terms of the Management Agreement and whether the agreement was in the best interests of each Fund and its shareholders. The Board primarily considered the nature and quality of the services to be provided under the agreement and the overall fairness of the agreement to the Funds. With respect to the nature and quality of the services provided, the Board considered the performance of funds managed in a similar investment style by NB Management in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the portfolio manager. The Board also considered NB Management's positive compliance history, as the firm has been free of significant compliance problems.

     With respect to the overall fairness of the agreement, the Board primarily considered the fee structure of the agreement. The Board reviewed overall expense ratios, for funds comparable in size, character and investment strategy to the Funds. The Board noted that the Funds were close to or below the median compensation paid. The Board also considered the limit on Fund expenses undertaken by NB Management. Given the relatively low level of the management fee for each Fund, the Board determined there was no need for Management Agreement fee changes or breakpoints at this time.

     The Board also evaluated whether the Sub-Advisory Agreement was in the best interests of the each Fund and its shareholders. The Board primarily considered the nature and quality of the services to be provided under the agreement and the overall fairness of the agreement to the Funds. The Board requested and evaluated information from LBAM designed to inform the Board's consideration of these and other issues.

     With respect to the nature and quality of the services provided, the Board considered information that included a comparison of the performance and fees of funds sub-advised by LBAM with the performance and fees of a peer group of investment companies pursuing broadly similar strategies. The Board further considered the experience and expertise of and the degree of risk undertaken by the portfolio managers. The Board also considered LBAM's positive compliance history, as the firm has been free of significant compliance problems. With respect to the overall fairness of the agreement, the Board primarily considered the fee structure of the agreement and considered whether there are any fall-out benefits resulting from LBAM's association with the Fund. The Board concluded that the Sub-Advisory Agreement fee is fair and reasonable.

     These matters were also considered by the Independent Fund Trustees with experienced 1940 Act counsel that is independent of NB Management and LBAM. Generally, the Board's contract review extends over two regular meetings of the Board, to ensure that management has time to respond to any questions the Independent Fund Trustees may have on their initial review of the report, and the Independent Fund Trustees have time to consider those responses.

Investment Companies Managed
----------------------------

     As of September 30, 2004, the investment companies managed by NB Management had aggregate net assets of approximately $26.4 billion. NB Management currently serves as investment manager of the following investment companies:

                                                                 Approximate
                                                               Net Assets at
Name                                                      September 30, 2004
----                                                      ------------------

Neuberger Berman Cash Reserves..................................$547,301,286

Neuberger Berman Government Money Fund..........................$465,767,630

Neuberger Berman High Income Bond Fund..........................$771,375,862

Neuberger Berman Institutional Cash ..........................$2,779,570,316

Neuberger Berman Limited Maturity Bond Fund.....................$192,918,784

Neuberger Berman Municipal Money Fund...........................$441,049,748

Neuberger Berman Municipal Securities Trust......................$36,521,549

Neuberger Berman Strategic Income Fund...........................$28,827,211

Neuberger Berman Century Fund....................................$14,202,372

Neuberger Berman Fasciano Fund..................................$418,891,339

Neuberger Berman Focus Fund...................................$1,527,663,492

                                                                 Approximate
                                                               Net Assets at
Name                                                      September 30, 2004
----                                                      ------------------

Neuberger Berman Genesis Fund.................................$7,078,581,393

Neuberger Berman Guardian Fund................................$1,634,169,708

Neuberger Berman International Fund.............................$201,144,138

Neuberger Berman Manhattan Fund.................................$330,601,035

Neuberger Berman Millennium Fund.................................$49,127,000

Neuberger Berman Partners Fund................................$1,646,678,161

Neuberger Berman Real Estate Fund................................$38,982,818

Neuberger Berman Regency Fund....................................$53,656,791

Neuberger Berman Socially Responsive Fund.......................$270,304,862

Neuberger Berman Advisers Management Trust....................$1,940,128,827

Neuberger Berman Intermediate Municipal Fund Inc................$489,756,263

Neuberger Berman California Intermediate Municipal Fund Inc.....$160,243,096

Neuberger Berman New York Intermediate Municipal Fund Inc.......$130,696,515

Neuberger Berman Real Estate Income Fund Inc....................$145,046,536

Neuberger Berman Realty Income Fund Inc.........................$754,846,520

Neuberger Berman Real Estate Securities Income Fund, Inc. ......$753,662,472

Neuberger Berman Income Opportunity Fund Inc. ..................$413,615,873

Neuberger Berman Dividend Advantage Fund Inc....................$167,843,661


     The investment decisions concerning the Portfolios and the other registered investment companies managed by NB Management or LBAM (collectively, "Other Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other Funds differ from the Funds. Even where the investment objectives are similar, however, the methods used by the Other Funds and the Portfolios to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management or LBAM have varied from one another in the past and are likely to vary in the future.

     There may be occasions when a Portfolio and one or more of the Other Funds or other accounts managed by NB Management or LBAM are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Fund, in other cases it is believed that a Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Funds' having their advisory arrangements with NB Management and LBAM outweighs any disadvantages that may result from contemporaneous transactions.

     The Portfolios are subject to certain limitations imposed on all advisory clients of NB Management and LBAM (including the Portfolios, the Other Funds, and other managed accounts) and personnel of NB Management and LBAM and their affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NB Management and LBAM that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics
---------------

     The Funds, NB Management and LBAM have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Fund managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the Funds. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and LBAM
------------------------------------------------

     NB Management and LBAM are wholly owned by Lehman Brothers Holdings, Inc. ("Lehman Brothers"), a publicly-owned holding company. The directors, officers and/or employees of NB Management, Neuberger Berman, LLC and Neuberger Berman Inc. who are deemed "control persons," all of whom have offices at the same address as NB Management, are: Kevin Handwerker, Jeffrey B. Lane, Robert Matza, Jeffrey S. Maurer, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust. The directors, officers and/or employees of LBAM who are deemed "control persons," all of whom have offices at the same address as LBAM, are: John C. Crowe, Nadja Fidelia, Jacqueline A. Frommer, Edward S. Grieb, Theodore P. Janulis, Richard M. Knee, Kurt A. Locher, Daniel T. Shum, Bradley C. Tank, Chamaine Williams, and Bruce M. Witherell.

     Lehman Brothers is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman
Brothers maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers' address is 745 Seventh Avenue, New York, New York 10019.

     According to a Schedule 13G jointly filed on February 10, 2004 by AXA Assurances I.A.R.D. Mutuelle, AXA Assurances Vie Mutuelle, AXA Conseil Vie Assurance Mutuelle, and AXA Courtage Assurance Mutuelle (collectively, the "Mutuelles AXA"), AXA ("AXA"), and AXA Financial, Inc., a subsidiary of AXA ("AFI"): (a) the Mutuelles AXA, which as a group control AXA, and AXA beneficially own 13,744,899 shares of common stock of Lehman Brothers solely for investment purposes and have sole voting power with respect to 6,704,335 of such shares, shared voting power with respect to 1,352,064 of such shares, and sole dispositive power with respect to all of such shares, and (b) 13,739,590 of such shares are beneficially owned by Alliance Capital Management L.P., a subsidiary of AFI, and the remainder of such shares are beneficially owned by other affiliates of AXA. Addresses of the joint filers are as follows: the Mutuelles AXA, 370, rue Saint Honore, 75001 Paris, France and 26, rue Louis le Grand, 75002 Paris, France; AXA, 25, avenue Matignon, 75008 Paris, France; and AFI, 1290 Avenue of the Americas, New York, NY 10104.

                            DISTRIBUTION ARRANGEMENTS

     The Funds offer three classes of shares, known as Institutional Class, Reserve Class and Investor Class.

Distributor
-----------

     NB Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares. Institutional Class, Reserve Class and Investor Class shares are offered on a no-load basis.

     In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.

     For each Fund's shares, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Fund, through use of its shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Fund's shareholders any investment products or services other than those managed or distributed by NB Management, Neuberger Berman or LBAM.

     The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution and Service Agreement with respect to each Class ("Distribution Agreement"). The Distribution Agreement continues until October 31, 2006. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreement.

     The Trust, on behalf of each Fund, has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with respect to each Class ("Distribution Plan") which, among other things, permits the Funds to pay NB Management fees for its services related to the sales and distribution of each Class of shares and provide ongoing services to holders of those Classes of shares. Under its respective Distribution Plan, each Class of each Fund pays NB Management a certain annual percentage rate of its average daily net assets. No fees are currently contemplated for the Institutional Class, however, upon Board approval, each Fund may charge up to a maximum of 0.15% to Institutional Class shareholders. Reserve Class pays 0.05% and Investor Class pays 0.15%. Payments with respect to a Class are made only from assets attributable to that Class. For each Class, NB Management may pay up to the full amount of the distribution fee it receives to broker-dealers, banks, third-party administrators and other institutions that support the sale and distribution of shares or provide services to that Class and its shareholders. The fee paid to such institutions is based on the level of such services provided. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to the respective Class of shares only. The amount of fees paid by each Class of a Fund during any year may be more or less than the cost of distribution and other services provided to that Class of the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. Each Distribution Plan complies with these rules.

     Each Distribution Plan requires that NB Management provide the Fund Trustees, for their review, a quarterly written report identifying the amounts expended by each Fund and the purposes for which such expenditures were made.

     Prior to approving the Distribution Plans, the Fund Trustees considered various factors relating to the implementation of each Distribution Plan and determined that there is a reasonable likelihood that the Distribution Plans will benefit the Funds and their shareholders. To the extent the Distribution Plans allow the Funds to penetrate markets to which they would not otherwise have access, the Distribution Plans may result in additional sales of Fund shares; this, in turn, may enable the Funds to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by institutions with which shareholders have an existing relationship.

     The Distribution Plans continue for one year from the date of their execution. The Distribution Plans are renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of those Independent Fund Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Distribution Plans ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Distribution Plans may not be amended to increase materially the amount of fees paid by any Class of any Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the class and by the Fund Trustees in the manner described above. A Distribution Plan is terminable with respect to a Class of a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the Class.

     From time to time, one or more of the Funds may be closed to new investors. Because the Distribution Plans for the Reserve and Investor Class shares of the Funds pay for ongoing shareholder and account services, the Board may determine that it is appropriate for a Fund to continue paying a 12b-1 fee, even though the Fund is closed to new investors.

                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

     Each Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for each Class of each Fund and its corresponding Portfolio is calculated by subtracting total liabilities of that class from total assets attributable to the class (in the case of a Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of a Fund, its percentage interest in its corresponding Portfolio, multiplied by the Portfolio's NAV, plus any other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding attributable to that class and rounding the result to the nearest full cent.

     Each Fund tries to maintain a stable NAV of $1.00 per share. Each Portfolio values securities at their cost at the time of purchase and assumes a constant amortization to maturity of any discount or premium. The Institutional Liquidity Portfolio and the Prime Portfolio and each corresponding Fund calculates its NAV as of 5 p.m. Eastern time on each day the NYSE and the Federal Reserve Wire System are open ("Business Day"). The U.S. Treasury Portfolio and its corresponding Fund calculates its NAV as of 3 p.m. Eastern time on each Business Day.

     If there is no reported sale of a security on a particular day, the security is valued at the mean between its closing bid and asked prices on that day. The Portfolio values all other securities and assets, including restricted securities, by a method that the Fund Trustees believe accurately reflects fair value.

     If NB Management believes that the price of a security obtained under a Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the trustees Fund Trustees believe accurately reflects fair value.

                         ADDITIONAL EXCHANGE INFORMATION

     As more fully set forth in the section of the Prospectus entitled "Shareholder Services -- Exchange Privilege," shareholders may redeem least a Fund's shares and invest the proceeds in shares of one or more of the Lehman Brothers Funds, provided that the minimum investment requirements of the other fund(s) are met. See the section of the Prospectus entitled "Shareholder Services -- Exchange Privilege" of each Class for the minimum amount required for an exchange.

     The Funds described herein, and any of the funds described above, may terminate or modify their exchange privileges in the future.

     Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes, and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.

     There can be no assurance that any Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption share price of $1.00, will be able to maintain that price. An investment in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

     The right to redeem Fund shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed or when the NYSE or Federal Reserve Wire System closes early, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or fairly to determine the value of its net assets, (4) when redemption requests are received after 3:30 p.m. Eastern time (may postpone redemption request until the next Business Day) or (5) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first Business Day after termination of the suspension.

     The Institutional Liquidity Portfolio and the Prime Portfolio and each corresponding Fund prices its shares as of 5 p.m. Eastern time on each Business Day after the close of regular trading on the NYSE and the Federal Wire System, which is normally 4 p.m. Eastern time. The NYSE or Federal Reserve Wire System may occasionally close early, e.g., on the eve of a major holiday or because of a local emergency, such as a blizzard. On those days, these Funds will generally price their shares as of the earlier closing time.

Redemptions in Kind
-------------------

     Each Fund reserves the right, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.


                        DIVIDENDS AND OTHER DISTRIBUTIONS

     Each Fund distributes to its shareholders substantially all of its share of the net investment income (after deducting expenses attributable to a Class), and any net capital gains (both long-term and short-term) it earns or realizes (including, in each case, its proportionate share of its corresponding Portfolio's net investment income and gains). A Portfolio's net investment income consists of all income accrued on its assets less accrued expenses but does not include capital gains and losses. Net investment income and net gains and losses are reflected in each Portfolio's NAV (and hence, each Fund's NAV) until they are distributed. The Institutional Liquidity Portfolio and the Prime Portfolio and each corresponding Fund calculates their net investment income and NAV per share as of 5 p.m. Eastern time on each Business Day. The U.S. Treasury Portfolio and its corresponding Fund calculates its net investment income and NAV per share as of 3 p.m. Eastern time on each Business Day.

     Income dividends are declared daily; dividends declared for each month are paid on the last Business Day of the month. Fund shares begin earning income dividends on the Business Day the proceeds of the purchase order are converted to "federal funds" and continue to earn dividends through the Business Day before they are redeemed. Distributions of net realized capital gains, if any, normally are paid once annually, in December.

     Each Fund's dividends and other distributions are automatically reinvested in additional shares of the relevant Class of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of a Lehman Brothers Fund, designated in the shareholder's account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Fund shares.

     A shareholder's cash election with respect to any Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder for 180 days, however, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

     Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant Class of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

Taxation of the Funds
---------------------

     To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended, each Fund -- which is treated as a separate corporation for federal tax purposes -- must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and the excess of net short-term capital gain over net long-term capital loss, all determined without regard to any deduction for dividends paid), and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

     By qualifying for treatment as a RIC, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to its shareholders. If a Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions as dividends (taxable as ordinary income, except the part thereof that is "qualified dividend income," which is taxable for individual shareholders at the rate for net capital gain - a maximum of 15%) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

     Series of other registered investment companies that previously invested in master-feeder structures and were managed by NB Management received rulings from the Internal Revenue Service ("Service") that each series thereof, as an investor in its corresponding master portfolio, would be deemed to own a proportionate share of the portfolio's assets, and to earn a proportionate share of the portfolio's income, for purposes of determining whether the series satisfies all of the requirements described above to qualify as a RIC. Although the Funds may not rely on these rulings as precedent, NB Management believes the reasoning thereof and, hence, their conclusion apply to the Funds as well.

     Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the Excise Tax.

     See the next section for a discussion of the tax consequences to a Fund of distributions to it from a Portfolio, investments by the Portfolio in certain securities, and certain other transactions engaged in by the Portfolio.

Taxation of the Portfolios
--------------------------

     Series of other registered investment companies that previously invested in master-feeder structures and were managed by NB Management received rulings from the Service to the effect that, among other things, each master portfolio would be treated as a separate partnership for federal income tax purposes and would not be a "publicly traded partnership." Although the Portfolios may not rely on these rulings as precedent, NB Management believes the reasoning thereof and, hence, their conclusion apply to the Portfolios as well. As a result, no Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware or New York income or franchise tax.

     Because each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

     Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any distributed cash exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables the Portfolio holds, (3) loss may be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables, and (4) gain or loss may be recognized on an in-kind distribution by the Portfolio. A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

     Interest a Portfolio receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Taxation of the Funds' Shareholders
-----------------------------------

     Each Fund is required to withhold 28% of all dividends payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number or who otherwise are subject to backup withholding.

     The income dividends each Fund pays to a non-resident alien individual or foreign corporation (i.e., a non-U.S. person) generally are subject to a 30% (or lower treaty rate) federal withholding tax ("withholding tax"). Pursuant to the American Jobs Creation Act of 2004, Fund distributions that are (1) made to a beneficial owner of its shares that certifies that it is a non-U.S. person, with certain exceptions, (2) attributable to the Fund's (including its share of the Portfolio's) "qualified net interest income" and/or short-term capital gain, and
(3) with respect to a taxable year beginning after December 31, 2004, and before January 1, 2008, are exempt from withholding tax.

                        VALUATION OF PORTFOLIO SECURITIES

     Each Portfolio relies on Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation to enable its corresponding Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Portfolios' reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Funds, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in either of these Funds, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                             PORTFOLIO TRANSACTIONS

     Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Portfolios typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

     In effecting securities transactions, each Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Portfolio plans to continue to use Neuberger Berman and/or Lehman Brothers as its broker where, in the judgment of LBAM, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Fund's knowledge, no affiliate of the Portfolios receive give-ups or reciprocal business in connection with its securities transactions.

     The use of Neuberger Berman and Lehman Brothers as brokers for each Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

     Under the 1940 Act, commissions paid by a Portfolio to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Portfolio's policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Portfolio and (2) at least as favorable as those charged by other brokers having comparable execution capability in LBAM's judgment. The Portfolios do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio unless an appropriate exemption is available.

     A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Funds and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers effect brokerage transactions for the Funds must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

     To ensure that accounts of all investment clients, including a Portfolio, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

     Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of a Portfolio. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Portfolio cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Portfolios participate in.

Portfolio Holdings Disclosure Policy
------------------------------------

     The Portfolios prohibit the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Portfolios, rating and ranking organizations, and affiliated persons of the Portfolios or NB Management (the "Potential Recipients") unless such disclosure is consistent with a Portfolio's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

     NB Management and the Portfolios have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Portfolios with a specific business reason to know the portfolio holdings of a Portfolio (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The Portfolios' President or a Senior Vice President may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Portfolios prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures
----------------------------------------

     Disclosure of portfolio holdings may be requested only by an officer of NB Management or a Portfolio by completing a holdings disclosure form. The completed form must be submitted to the Portfolios' President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Portfolios or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Portfolios or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

     No Portfolio, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Portfolios' Chief Compliance Officer, the Board of Directors reviews the Portfolios' portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

     Pursuant to Codes of Ethics adopted by the Portfolios, NB Management and LBAM ("Code"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Portfolios except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Portfolios shareholders. The Codes also prohibit any person associated with the Portfolios, NB Management or LBAM, in connection with the purchase or sale, directly or indirectly, by such person of a security held or the be acquired by the Portfolios from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Proxy Voting
------------

     The Board has delegated to NB Management the responsibility to vote proxies related to the securities held in the Portfolios. Under this authority, NB Management is required by the Board to vote proxies related to portfolio securities in the best interests of the Funds and their shareholders. The Board permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

     NB Management has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of its advisory clients for whom NB Management has voting authority, including the Funds. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

     NB Management's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with NB Management's voting guidelines.

     NB Management's guidelines adopt the voting recommendations of ISS. NB Management retains final authority and fiduciary responsibility for proxy voting. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

     In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with NB Management's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

     If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional present a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

     Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                             REPORTS TO SHAREHOLDERS

     Shareholders of each Fund will receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund. Each Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Funds
---------

     Each Fund is a separate series of the Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated as of October 1, 2004. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has three separate operating series (the Funds). The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

     DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Fund Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

     SHAREHOLDER MEETINGS. The Fund Trustees do not intend to hold annual meetings of shareholders of the Funds. The Fund Trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund or Class entitled to vote at the meeting.

     CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

The Portfolios
--------------

     Each Portfolio is a separate operating series of the Master Trust, a Delaware statutory trust organized as of October 1, 2004. The Master Trust is registered under the 1940 Act as a diversified, open-end management investment company and has three separate portfolios (including the Portfolios). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     FUNDS' INVESTMENTS IN PORTFOLIOS. Each Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio, which is a "master fund." Each Portfolio, which has the same investment objective, policies, and limitations as the Fund that invests in it, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.

     Each Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Portfolio.

     Each Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in a Portfolio on the same terms and conditions as a Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, could have a different administration fee and expenses than a Fund, and might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares directly to members of the general public. Information regarding any Fund that invests in a Portfolio is available from NB Management by calling 800-877-9700.

     The Fund Trustees believe that investment in a Portfolio by other potential investors in addition to the Funds may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, a Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in a Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

     Each Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the Fund Trustees determine that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the Fund Trustees. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If a Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from a Portfolio, the Fund Trustees would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

     INVESTOR MEETINGS AND VOTING. Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of Portfolio investors, a Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in a Portfolio, they could have voting control of the Portfolio.

     CERTAIN PROVISIONS. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of the Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Master Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Master Trust or Portfolio and provides for indemnification out of Master Trust or Portfolio property of any shareholder nevertheless held personally liable for Master Trust or Portfolio obligations, respectively, merely on the basis of being a shareholder.

                          CUSTODIAN AND TRANSFER AGENT

     Each Fund and Portfolio has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Lehman Brothers Institutional Liquidity Series, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Lehman Brothers INSTITUTIONAL LIQUIDITY Fund and its corresponding portfolio, Institutional Liquidity Portfolio, has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the Independent Registered Public Accounting Firm that will audit its financial statements. Lehman Brothers PRIME MONEY Fund and Lehman Brothers U.S. TREASURY Fund and their corresponding portfolios, Prime Portfolio and U.S. Treasury Portfolio, respectively, have selected Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA, 19103, as the Independent Registered Public Accounting Firm that will audit their financial statements.

                                  LEGAL COUNSEL

     The Trusts have selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, DC 20036-1221, as their legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Lehman Brothers INSTITUTIONAL LIQUIDITY Fund, Lehman Brothers PRIME MONEY Fund, and Lehman Brothers U.S. TREASURY Fund have not yet commenced operations as of the date of this SAI.

                             REGISTRATION STATEMENT

     This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds and Portfolios.

     Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS


     The following financial statements and related documents of Neuberger Berman INSTITUTIONAL CASH Fund are incorporated herein by reference from Neuberger Berman Income Funds' Annual Report to shareholders for the reporting period ended October 31, 2004:

           The audited financial statements of Neuberger Berman Income Fund and the notes thereto for the fiscal year ended October 31, 2004, and the reports of Ernst & Young LLP, independent registered public accounting firm, with respect to Neuberger Berman Institutional Cash Fund.

     The following seed capital financial statements of the Lehman Brothers PRIME MONEY Fund for the one-day period ended December 21, 2004, have been audited by Tait, Weller & Baker, Independent Registered Public Accounting Firm to the Fund.


LEHMAN BROTHERS PRIME MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 21, 2004


ASSETS
Cash                                                 $100,000
                                                  -----------------------------
Total assets                                          100,000
                                                  -----------------------------

                                                  -----------------------------
NET ASSETS AT VALUE                                  $100,000
                                                  =============================

NET ASSETS CONSIST OF:
Paid-in capital                                      $100,000
                                                  =============================

SHARES OUTSTANDING ($.001 PAR VALUE;
  UNLIMITED SHARES AUTHORIZED)                        100,000
                                                  =============================
NET ASSET VALUE, PER SHARE                              $1.00
                                                  =============================

See Notes to Financial Statements

LEHMAN BROTHERS PRIME MONEY FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 21, 2004


NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1.  ORGANIZATION:

Lehman Brothers Prime Money Fund (the "Fund") is a separate operating series of Lehman Brothers Institutional Liquidity Series (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, (the "1940 Act") and its shares are registered under the Securities Act of 1933, as amended (the "1933 Act"). The Fund offers Institutional Class shares. The Fund has had no operations to date, other than the sale to Neuberger Berman Management Inc., the Fund's investment manager ("Management'), on December 21, 2004 of 100,000 shares of beneficial interest for $100,000 ($1.00 per share).

The Fund seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio of Institutional Liquidity Trust (the "Portfolio") having the same investment objective and policies as the Fund. The performance of the Fund is directly affected by the performance of the Portfolio.

2. ACCOUNTING POLICIES:

The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.

It is the policy of the Fund to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires Management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

3.  CONCENTRATION OF RISK:

The Fund normally concentrates in the financial services industries; therefore, factors influencing the health of those industries could have a significant negative effect on the Fund's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds. Relatively recent legislation permits broad consolidation of financial services companies, the impact of which is difficult to predict.

4.  EXPENSE ALLOCATION:

Certain expenses are applicable to multiple funds. Expenses directly attributable to a Fund are charged to the Fund. Expenses of the Trust that are not directly attributed to the Fund are allocated among the funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the funds can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to the Fund or the Trust, are allocated among the funds and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

5. OTHER:

All net investment income and realized and unrealized capital gains and losses of the Portfolio are allocated pro rata among its respective funds and any other investors in the Portfolio.

NOTE B -- INVESTMENT MANAGEMENT AGREEMENT, ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES:

Under the terms of a Management Agreement, the Portfolio pays Management a fee at the annual rate of 0.10% of average daily net assets. Management has voluntarily agreed to waive its management fee in the amount of 0.02% of the average net assets of the Fund through March 31, 2006.

Pursuant to an Administration Agreement between Management and the Fund, the Fund has agreed to pay Management an administration fee payable on a monthly basis at the annual rate of 0.05% of the Fund's average daily net assets.

Management has contractually undertaken to reimburse the Fund so that the total operating expenses of the Fund which include the Fund's proportionate share of Portfolio expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) are limited to 0.15% of their average daily net assets. This undertaking lasts until March 31, 2008. The Fund has contractually undertaken to reimburse Management for the excess expenses paid by Management, provided the reimbursement does not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.15% of the Fund's average daily net assets and the reimbursement is made within three years after the year in which Management incurred the expense.

Management and Lehman Brothers Asset Management ("LBAM"), the sub-adviser to the Portfolio, are wholly-owned by Lehman Brothers Holdings Inc., a publicly-owned holding company. Several individuals who are officers and/or trustees of the Fund are also employees of Management and/or LBAM.

The Fund also has a distribution agreement with Management. Management receives no compensation therefore and no commissions for sales or redemptions of shares of beneficial interest of the Fund.

NOTE C -- ORGANIZATION EXPENSES:

Costs incurred by the Fund in connection with its organization and initial registration will be borne by Management.

NOTE D - FEDERAL INCOME TAXES:

The Fund intends to qualify as a "regulated investment company" and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, such that it will not be subject to Federal income tax.

        The following seed capital financial statements of the PRIME PORTFOLIO for the one-day ended December 22, 2004, have been audited by Tait, Weller & Baker, Independent Registered Public Accounting Firm to the Portfolio.

PRIME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 22, 2004

ASSETS
Cash                                                               $200,000
                                                                --------------

LIABILITIES                                                               --
                                                                --------------

NET ASSETS Applicable to Investors' Beneficial Interests           $200,000
                                                                ==============

NET ASSETS CONSIST OF:
Paid-in capital                                                    $200,000
                                                                ==============


See Notes to Financial Statement

PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENT
DECEMBER 22, 2004


NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1.  ORGANIZATION:

Prime Portfolio (the "Portfolio") is a separate operating series of Institutional Liquidity Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Portfolio has had no operations to date, other than the contribution of beneficial interest from the Lehman Brothers Prime Money Fund and the Neuberger Berman Prime Money Fund of $100,000 and $100,000, respectively, on December 21, 2004.

Other regulated investment companies sponsored by Neuberger Berman Management Inc., the Portfolio's investment manager ("Management"), and Lehman Brothers Asset Management Inc. ("LBAM"), the sub-adviser to the Portfolio, whose financial statements are not presented herein, also invest in this Portfolio.

2. ACCOUNTING POLICIES:

The assets of the Portfolio belong only to the Portfolio, and the liabilities of the Portfolio are borne solely by the Portfolio and no other series of the Trust.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires Management, to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

3.  CONCENTRATION OF RISK:

Prime Portfolio normally concentrates in the financial services industries; therefore, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds. Relatively recent legislation permits broad consolidation of financial services companies, the impact of which is difficult to predict.

4.  EXPENSE ALLOCATION:

Certain expenses are applicable to multiple portfolios. Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses of the Trust that are not directly attributed to the Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to the Portfolio or the Trust, are allocated among the Portfolios and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

NOTE B -- INVESTMENT MANAGEMENT AGREEMENT, ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES:

Under the terms of a Management Agreement, the Portfolio pays Management a fee at the annual rate of 0.10% of average daily net assets. Management has voluntarily agreed to waive its management fee in the amount of 0.02% of the average net assets of the Portfolio through March 31, 2006.

LBAM, as sub-adviser to the Portfolio receives a monthly fee for its services paid by Management. The Portfolio does not pay a fee directly to LBAM for such services.

Management and LBAM are wholly-owned by Lehman Brothers Holdings, Inc., a publicly-owned holding company. Several individuals who are officers and/or trustees of the Portfolio are also employees of Management and/or LBAM.

NOTE C -- ORGANIZATION EXPENSES:

All costs incurred by the Portfolio in connection with its organization and initial registration are being paid by Management.

NOTE D - FEDERAL INCOME TAXES:

The Portfolio intends to comply with the requirements of the Internal Revenue Code. The Portfolio also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. The Portfolio will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDER AND BOARD OF TRUSTEES
LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES


We have audited the accompanying statement of assets and liabilities of the Lehman Brothers Prime Money Fund (the "Fund"), a series of Lehman Brothers Institutional Liquidity Series as of December 21, 2004. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the Lehman Brothers Prime Money Fund, at December 21, 2004, in conformity with accounting principles generally accepted in the United States.


                                                  /s/TAIT,   WELLER & BAKER

                                                   TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
DECEMBER 22, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDER AND BOARD OF TRUSTEES
INSTITUTIONAL LIQUIDITY TRUST


We have audited the accompanying statement of assets and liabilities of the Prime Portfolio, a series of Institutional Liquidity Trust (the "Trust") as of December 22, 2004. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above presents fairly, in all material respects, the financial position of the Prime Portfolio at December 22, 2004, in conformity with accounting principles generally accepted in the United States.


                                                   /s/TAIT, WELLER & BAKER

                                                   TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
DECEMBER 23, 2004

                                                                      Appendix A

                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

     S&P CORPORATE BOND RATINGS:
     ---------------------------

     AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI - The rating CI is reserved for income bonds on which no interest is being paid.

     D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

     MOODY'S CORPORATE BOND RATINGS:
     -------------------------------

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

     Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

     A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

     FITCH CORPORATE BOND RATINGS:
     -----------------------------

     THE FOLLOWING DESCRIPTIONS OF FITCH'S LONG-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY FITCH'S IBCA INVESTORS SERVICE.

     AAA - Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA - Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A - High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB - Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions is more likely to impair this capacity. This is the lowest investment-grade category.

     BB - Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B - Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC, CC, C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

     DDD, DD, D - Default. Entities rated in this category have defaulted on some or all of their obligations. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90% and 'D' the lowest recovery potential, i.e., below 50%.

     Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

     DBRS CORPORATE BOND RATINGS:
     ----------------------------

     THE FOLLOWING DESCRIPTIONS OF DBRS SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY DOMINION BOND RATING SERVICE.

     AAA - Long-term debt rated AAA is considered to be of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest.

     AA - Long-term debt rated AA is considered to be of superior credit quality, and protection of interest and principal is considered high. In many cases, debt rated AA differs from debt rated AAA only to a small degree.

     A - Long-term debt rated A is considered to be of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated securities.

     BBB - Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

     BB - Long-term debt rated BB is defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

     B - Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

     CCC,CC,C - Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated B. Long-term debt rated below B often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with CC and C normally used for lower ranking debt of companies for which the senior debt is rated in the CCC to B range.

     D - A security rated D implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

     High or Low - The ratings above may be modified by the addition of "high" or "low" to show relative standing within the major categories. The absence of either indicates the rating is in the "middle" of a category. The AAA and D categories do not utilize "high", "middle", and "low" as differential grades.

     S&P COMMERCIAL PAPER RATINGS:
     -----------------------------

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

     MOODY'S COMMERCIAL PAPER RATINGS:
     ---------------------------------

     Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-    Leading market positions in well-established industries.

-    High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

    FITCH COMMERCIAL PAPER RATINGS:
    -------------------------------

     THE FOLLOWING DESCRIPTIONS OF FITCH SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY FITCH'S IBCA INVESTORS SERVICE.

     F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     DBRS COMMERCIAL PAPER RATINGS:
     ------------------------------

     THE FOLLOWING DESCRIPTIONS OF DBRS SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY DOMINION BOND RATING SERVICE.

     R-1 (high) - Commercial paper rated R-1 (high) is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due.

     R-1 (middle) - Commercial paper rated R-1 (middle) is of superior credit quality and, in most cases, are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

                                     PART C

                                OTHER INFORMATION

Item 23.       Exhibits
--------       --------

(a)            (1)  Certificate of Trust. (Incorporated by Reference to the
                    Registrant's initial Registration statement, File Nos. 333-120167 and 811-21648, filed on November 2, 2004)

               (2) Trust Instrument. (Incorporated by Reference to the Registrant's initial Registration statement, File Nos. 333-120168 and 811-21647, filed on November 2, 2004)

(b) By-Laws. (Incorporated by Reference to the Registrant's initial Registration statement, File Nos. 333-120168 and 811-21647, filed on November 2, 2004)

(c)            Trust Instrument Articles IV, V, and VI and By-Laws Articles V,
               VI, and VIII.

(d)            (1)  Management Agreement between Institutional Liquidity Trust and Neuberger Berman Management Inc. ("NB Management"). (Filed herewith)

               (2) Investment Advisory Agreement between NB Management and Lehman Brothers Asset Management, Inc. ("LBAM"). (Filed herewith)

(e) Distribution and Services Agreement between Registrant and NB Management. (Filed herewith)

(f)            Bonus, Profit Sharing Contracts. (Not applicable)

(g) Custodian Contract Between Registrant and State Street Bank and Trust Company. (Filed herewith)

(h)            (1)  Transfer Agency and Service Agreement between Registrant and
                    State Street Bank and Trust Company. (Filed herewith)

               (2) Administration Agreement between Registrant and NB Management. (Filed herewith)

(i) Opinion and Consent of Kirkpatrick & Lockhart LLP with respect to legality of securities being registered. (Filed herewith)

(j)            (1)  Consent of Ernst & Young LLP, Independent Registered Public
                    Accounting Firm. (Filed herewith)

               (2) Consent of Tait, Weller & Baker, Independent Registered Public Accounting Firm. (Filed herewith)

(k)            Financial Statements Omitted from Prospectus. (Not applicable)

(l)            Letter of Investment Intent. (Filed herewith)

(m)            (1)  Plan Pursuant to Rule 12b-1 with respect to Institutional
                    Class shares of Registrant. (Filed herewith)

               (2) Plan Pursuant to Rule 12b-1 with respect to Reserve Class shares of Registrant. (Filed herewith)

               (2) Plan Pursuant to Rule 12b-1 with respect to Investor Class shares of Registrant. (Filed herewith)

(n)            Plan Pursuant to Rule 18f-3 under the 1940 Act.  (Filed herewith)

(o)            (1)  Powers of Attorney. (Incorporated by Reference to the
                    Registrant's initial Registration statement, File Nos. 333-120168 and 811-21647, filed on November 2, 2004)

               (2) Powers of Attorney for Institutional Liquidity Trust. (Filed herewith)

(p)            (1)  Code of Ethics for Registrant and NB Management. (Filed
                    herewith)

               (2) Code of Ethics for LBAM. (Incorporated by Reference to the Registrant's initial Registration statement, File Nos. 333-120168 and 811-21647, filed on November 2, 2004)

Item 24. Persons Controlled By or Under Common Control with Registrant.
-------  -------------------------------------------------------------

         No person is controlled by or under common control with the Registrant.

Item 25. Indemnification.
-------  ---------------

         A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that "every person who is, or has been, a Trustee or an officer, employee or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof...". Indemnification will not be provided to a person adjudicated by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

         Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

         Section 9 of the Management Agreement between NB Management and Institutional Liquidity Trust (the "Master Trust") provides that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Master Trust at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed
(i) to protect NB Management against any liability to the Master Trust or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Master Trust against any liability to the Master Trust or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Master Trust.

         Section 6 of the Investment Advisory Agreement between NB Management and LBAM, with respect to the Master Trust or any series thereof, provides that neither LBAM nor any director, officer or employee of LBAM performing services for any series of the Master Trust shall be liable for any error of judgment or mistake of law or for any loss suffered by NB Management or the Master Trust or a series thereof in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its duties and obligations under the Agreement.

         Section 12 of the Administration Agreement between the Registrant and NB Management on behalf of each series of the Registrant provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of this Agreement with respect to such series; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement with respect to such series; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Registrant with respect to such series; PROVIDED, that NB Management shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management or that of its employees, agents or contractors. Before confessing any claim against it which may be subject to indemnification by a series under the Agreement, NB Management shall give such series reasonable opportunity to defend against such claim in its own name or in the name of NB Management. Section 14 of the Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

         Section 14 of the Distribution and Services Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a class of a series for the performance of the Agreement by the Registrant on behalf of such series, and neither the Shareholders, the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933,as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue. The Registrant also maintains Directors and Officers Insurance.

Item 26. Business and Other Connections of Investment Adviser and Sub-Adviser.
-------  --------------------------------------------------------------------

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.


NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------
Claudia Brandon                     Vice President, Neuberger Berman, LLC since 2002;
Vice President/Mutual Fund Board    Employee, Neuberger Berman, LLC since 1999; Secretary,
Relations, NB Management since      Neuberger Berman Advisers Management Trust; Secretary,
May 2000; Vice President, NB        Neuberger Berman Equity Funds; Secretary, Neuberger Berman
Management from 1986-1999.          Income Funds; Secretary, Neuberger Berman Real Estate
                                    Income Fund Inc.; Secretary, Neuberger Berman Intermediate
                                    Municipal Fund Inc.; Secretary, Neuberger Berman New York
                                    Intermediate Municipal Fund Inc.; Secretary, Neuberger
                                    Berman California Intermediate Municipal Fund Inc.;
                                    Secretary, Neuberger Berman Realty Income Fund Inc.;
                                    Secretary, Neuberger Berman Income Opportunity Fund Inc.;
                                    Secretary, Neuberger Berman Real Estate Securities Income
                                    Fund Inc.; Secretary, Neuberger Berman Dividend Advantage
                                    Fund Inc.; Secretary, Neuberger Berman Institutional
                                    Liquidity Series; Secretary, Lehman Brothers Institutional
                                    Liquidity Series; Secretary, Institutional Liquidity Trust.

Thomas J. Brophy                    Managing Director, Neuberger Berman, LLC.
Vice President, NB Management
since March 2000.

Steven R. Brown                     Managing Director, Neuberger Berman, LLC; Portfolio
Vice President, NB Management       Manager, Neuberger Berman Real Estate Income Fund, Inc.;
since 2002.                         Portfolio Manager, Neuberger Berman Realty Income Fund
                                    Inc.; Portfolio Manager, Neuberger Berman Income
                                    Opportunity Fund Inc.; Portfolio Manager, Neuberger Berman
                                    Real Estate Securities Income Fund Inc.; Portfolio
                                    Manager, Neuberger Berman Dividend Advantage Fund Inc.

Lori Canell                         Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

Brooke A. Cobb                      Vice President, Neuberger Berman, LLC; Vice President,
Vice President, NB Management.      Neuberger Berman Income Funds; Vice President, Neuberger
                                    Berman Equity Funds; Vice President, Neuberger Berman
                                    Advisers Management Trust; Vice President, Neuberger
                                    Berman Real Estate Income Fund Inc.; Vice President,
                                    Neuberger Berman Intermediate Municipal Fund Inc.; Vice
                                    President Neuberger Berman New York Intermediate Municipal
                                    Fund Inc.; Vice President, Neuberger Berman California
                                    Intermediate Municipal Fund Inc.; Vice President,
                                    Neuberger Berman Realty Income Fund Inc.; Vice President,
                                    Neuberger Berman Income Opportunity Fund Inc.; Vice
                                    President, Neuberger Berman Real Estate Securities Income
                                    Fund Inc.; Vice President, Neuberger Berman Dividend
                                    Advantage Fund Inc.; Vice President, Neuberger Berman
                                    Institutional Liquidity Series; Vice President, Lehman
                                    Brothers Institutional Liquidity Series; Vice President,
                                    Institutional Liquidity Trust.

Robert Conti                        Vice President, Neuberger Berman, LLC; Vice President,
Senior Vice President,              Neuberger Berman Income Funds; Vice President, Neuberger
NB Management since November        Berman Equity Funds; Vice President, Neuberger Berman
2000; Treasurer, NB Management      Advisers Management Trust; Vice President, Neuberger
until May 2000.                     Berman Real Estate Income Fund Inc.; Vice President,
                                    Neuberger Berman Intermediate Municipal Fund Inc.; Vice
                                    President Neuberger Berman New York Intermediate Municipal
                                    Fund Inc.; Vice President, Neuberger Berman California
                                    Intermediate Municipal Fund Inc.; Vice President,
                                    Neuberger Berman Realty Income Fund Inc.; Vice President,
                                    Neuberger Berman Income Opportunity Fund Inc.; Vice
                                    President, Neuberger Berman Real Estate Securities Income
                                    Fund Inc.; Vice President, Neuberger Berman Dividend
                                    Advantage Fund Inc.; Vice President, Neuberger Berman
                                    Institutional Liquidity Series; Vice President, Lehman
                                    Brothers Institutional Liquidity Series; Vice President,
                                    Institutional Liquidity Trust.

Robert B. Corman                    Managing Director, Neuberger Berman, LLC; Portfolio
Vice President, NB Management       Manager, Neuberger Berman Focus Fund.
since 2003.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------
Daniella Coules                     Managing Director, Neuberger Berman, LLC; Portfolio
Vice President, NB Management       Manager, Neuberger Berman Income Opportunity Fund Inc.
since 2002.

Robert W. D'Alelio                  Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

Ingrid Dyott                        Vice President, Neuberger Berman, LLC.
Vice President, NB Management.

Michael F. Fasciano                 Managing Director, Neuberger Berman, LLC since March 2001;
Vice President, NB Management       President, Fasciano Company Inc. until March 2001;
since March 2001.                   Portfolio Manager, Fasciano Fund Inc. until March 2001.

Robert S. Franklin                  Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

Brian P. Gaffney                    Managing Director, Neuberger Berman, LLC since 1999; Vice
Senior Vice President,              President, Neuberger Berman Income Funds; Vice President,
NB Management since November        Neuberger Berman Equity Funds; Vice President, Neuberger
2000; Vice President, NB            Berman Advisers Management Trust; Vice President,
Management from April 1997          Neuberger Berman Real Estate Income Fund Inc.; Vice
through November 1999.              President, Neuberger Berman Intermediate Municipal Fund
                                    Inc.; Vice President, Neuberger Berman New York
                                    Intermediate Municipal Fund Inc.; Vice President,
                                    Neuberger Berman California Intermediate Municipal Fund
                                    Inc.; Vice President, Neuberger Berman Realty Income Fund
                                    Inc.; Vice President, Neuberger Berman Income Opportunity
                                    Fund Inc.; Vice President, Neuberger Berman Real Estate
                                    Securities Income Fund Inc.; Vice President, Neuberger
                                    Berman Dividend Advantage Fund Inc.; Vice President,
                                    Neuberger Berman Institutional Liquidity Series; Vice
                                    President, Lehman Brothers Institutional Liquidity Series;
                                    Vice President, Institutional Liquidity Trust.

Robert I. Gendelman                 Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

Thomas E. Gengler, Jr.              Senior Vice President, Neuberger Berman, LLC since February
Senior Vice President, NB           2001; prior thereto, Vice President, Neuberger Berman, LLC
Management since March 2001 prior   since 1999.
thereto, Vice President,
NB Management.

Theodore P. Giuliano                Managing Director, Neuberger Berman, LLC.
Vice President (and Director
until February 2001),
NB Management.

Joseph K. Herlihy                   Senior Vice President and Treasurer, Neuberger Berman,
Treasurer, NB Management.           LLC; Treasurer, Neuberger Berman Inc.

Barbara R. Katersky                 Senior Vice President, Neuberger Berman, LLC.
Senior Vice President,
NB Management.



NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------
Robert B. Ladd                      Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

Kelly M. Landron                    None.
Vice President, NB Management
Inc. since March 2000.

Jeffrey B. Lane                     Chief Executive Officer and President, Neuberger Berman,
Director, NB Management since       LLC; Director, Chief Executive Officer and President,
February 2001.                      Neuberger Berman Inc.; Director, Neuberger Berman Trust
                                    Company from June 1999 until November 2000.

Michael F. Malouf                   Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

Robert Matza                        Executive Vice President and Chief Operating
Director, NB Management since       Officer, Neuberger Berman, LLC since January
April 2000.                         2001; prior thereto, Executive Vice
                                    President and Chief Administrative Officer,
                                    Neuberger Berman, LLC; Executive Vice
                                    President, Chief Operating Officer and
                                    Director, Neuberger Berman Inc.
                                    since January 2001, prior thereto, Executive Vice
                                    President, Chief Administrative Officer and Director,
                                    Neuberger Berman Inc.

Arthur Moretti                      Managing Director, Neuberger Berman, LLC since June 2001;
Vice President, NB Management       Managing Director, Eagle Capital from January 1999 until
since June 2001.                    June 2001.

S. Basu Mullick                     Managing Director, Neuberger Berman, LLC;
Vice President, NB Management.

Wayne C. Plewniak                   Managing Director, Neuberger Berman, LLC; Portfolio
Vice President, NB Management       Manager, Neuberger Berman Income Opportunity Fund Inc.
since 2002.

Janet W. Prindle                    Managing Director, Neuberger Berman, LLC; Director,
Vice President, NB Management.      Neuberger Berman National Trust Company since January
                                    2001; Director, Neuberger Berman Trust Company of Delaware
                                    since April 2001.

Kevin L. Risen                      Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.



NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------
Jack L. Rivkin                      Executive Vice President, Neuberger Berman, LLC; Executive
Chairman and Director, NB           Vice President, Neuberger Berman Inc.; President and
Management since December 2002.     Director, Neuberger Berman Real Estate Income Fund Inc;
                                    President and Director, Neuberger Berman Intermediate
                                    Municipal Fund Inc.; President and Director, Neuberger
                                    Berman New York Intermediate Municipal Fund Inc.;
                                    President and Director, Neuberger Berman California
                                    Intermediate Municipal Fund Inc.; President and Trustee,
                                    Neuberger Berman Advisers Management Trust; President and
                                    Trustee, Neuberger Berman Equity Funds; President and
                                    Trustee, Neuberger Berman Income Funds; President and
                                    Director, Neuberger Berman Realty Income Fund Inc.;
                                    President and Director, Neuberger Berman Income
                                    Opportunity Fund Inc.; President and Director, Neuberger
                                    Berman Real Estate Securities Income Fund Inc.; President
                                    and Director, Neuberger Berman Dividend Advantage Fund
                                    Inc.; President and Trustee, Neuberger Berman
                                    Institutional Liquidity Series; President and Trustee,
                                    Lehman Brothers Institutional Liquidity Series; President
                                    and Trustee, Institutional Liquidity Trust.

Benjamin E. Segal                   Managing Director, Neuberger Berman, LLC since November
Vice President, NB Management.      2000, prior thereto, Vice President, Neuberger Berman, LLC.

Kent C. Simons                      Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

Matthew S. Stadler                  Senior Vice President and Chief Financial Officer,
Senior Vice President and Chief     Neuberger Berman, LLC since August 2000, prior thereto,
Financial Officer, NB Management    Controller, Neuberger Berman, LLC from November 1999 to
since August 2000.                  August 2000; Senior Vice President and Chief Financial
                                    Officer, Neuberger Berman Inc. since August 2000; Senior
                                    Vice President and Chief Financial Officer, National
                                    Discount Brokers Group from May 1999 until October 1999.



NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------
Peter E. Sundman                    Executive Vice President, Neuberger Berman, LLC;
President and Director,             Executive Vice President and Director, Neuberger Berman
NB Management.                      Inc.; Chairman of the Board, Chief Executive Officer and
                                    Trustee, Neuberger Berman Income Funds; Chairman of the
                                    Board, Chief Executive Officer and Trustee, Neuberger
                                    Berman Advisers Management Trust; Chairman of the Board,
                                    Chief Executive Officer and Trustee, Neuberger Berman
                                    Equity Funds; Chairman of the Board, Chief Executive
                                    Officer and Director, Neuberger Berman Real Estate
                                    Income Fund Inc.; Chairman of the Board, Chief Executive
                                    Officer and Director, Neuberger Berman Intermediate
                                    Municipal Fund Inc.; Chairman of the Board, Chief
                                    Executive Officer and Director, Neuberger Berman New
                                    York Intermediate Municipal Fund Inc.; Chairman of the
                                    Board, Chief Executive Officer and Director, Neuberger
                                    Berman California Intermediate Municipal Fund Inc.;
                                    Chairman of the Board, Chief Executive Officer and
                                    Director, Neuberger Berman Realty Income Fund Inc.;
                                    Chairman of the Board, Chief Executive Officer and
                                    Director, Neuberger Berman Income Opportunity Fund Inc.;
                                    Chairman of the Board, Chief Executive Officer and
                                    Director, Neuberger Berman Real Estate Securities Income
                                    Fund Inc.; Chairman of the Board, Chief Executive
                                    Officer and Director, Neuberger Berman Dividend
                                    Advantage Fund Inc.; Chairman of the Board, Chief
                                    Executive Officer and Trustee, Neuberger Berman
                                    Institutional Liquidity Series; Chairman of the Board,
                                    Chief Executive Officer and Trustee, Lehman Brothers
                                    Institutional Liquidity Series; Chairman of the Board,
                                    Chief Executive Officer and Trustee, Institutional
                                    Liquidity Trust.

Judith M. Vale                      Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

Allan R. White, III                 Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.


The principal address of NB Management, Neuberger Berman, LLC and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

         The description of LBAM under the caption "Investment Management and Administration Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of LBAM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-42006) is incorporated herein by reference.

Item 27.          Principal Underwriters.
-------           ----------------------

         (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

                  Neuberger Berman Advisers Management Trust
                  Neuberger Berman Equity Funds
                  Neuberger Berman Income Funds
                  Neuberger Berman Institutional Liquidity Series

         (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                        POSITIONS AND OFFICES              POSITIONS AND OFFICES
NAME                    WITH UNDERWRITER                   WITH REGISTRANT
----                    ----------------                   ---------------

Claudia Brandon         Vice President/Mutual              Secretary
                        Fund Board Relations

Thomas J. Brophy        Vice President                     None

Steven R. Brown         Vice President                     None

Lori Canell             Vice President                     None

Phillip R. Carroll      Chief Compliance Officer           Chief Compliance
                                                           Officer

Brooke A. Cobb          Vice President                     None

Robert Conti            Senior Vice President              Vice President

Robert B. Corman        Vice President                     None

Daniella Coules         Vice President                     None

Robert W. D'Alelio      Vice President                     None

Ingrid Dyott            Vice President                     None

Michael F. Fasciano     Vice President                     None

Robert S. Franklin      Vice President                     None

Brian P. Gaffney        Senior Vice President              Vice President

Robert I. Gendelman     Vice President                     None

Thomas E. Gengler, Jr.  Senior Vice President              None

Maxine L. Gerson        General Counsel and Secretary      None

Theodore P. Giuliano    Vice President                     None

Joseph K. Herlihy       Treasurer                          None

Barbara R. Katersky     Senior Vice President              None

Robert B. Ladd          Vice President                     None

Kelly M. Landron        Vice President                     None

Jeffrey B. Lane         Director                           None

Michael F. Malouf       Vice President                     None

Robert Matza            Director                           None

Ellen Metzger           Secretary                          None

Arthur Moretti          Vice President                     None

S. Basu Mullick         Vice President                     None

Wayne C. Plewniak       Vice President                     None

Janet W. Prindle        Vice President                     None

Kevin L. Risen          Vice President                     None

Jack L. Rivkin          Chairman and Director              President and
                                                           Trustee

Benjamin E. Segal       Vice President                     None

Kent C. Simons          Vice President                     None

Matthew S. Stadler      Senior Vice President and          None
                        Chief Financial Officer

                        POSITIONS AND OFFICES              POSITIONS AND OFFICES
NAME                    WITH UNDERWRITER                   WITH REGISTRANT
----                    ----------------                   ---------------

Peter E. Sundman        President and Director             Trustee and Chairman
                                                           of the Board

Judith M. Vale          Vice President                     None

Allan R. White, III     Vice President                     None


         (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.          Location of Accounts and Records.
-------           --------------------------------

         All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

Item 29.          Management Services.
-------           -------------------

         Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.       Undertakings.
-------        ------------

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 23rd day of December 2004.


                                      LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY
                                      SERIES

                                      By:    /s/ Jack L. Rivkin
                                           -----------------------------------
                                            Name:  Jack L. Rivkin*
                                            Title:  President and Trustee


         As required by the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                              Title                        Date
---------                              -----                        ----

                            Chairman of the Board, Chief
/s/ Peter E. Sundman       Executive Officer and Trustee     December 23, 2004
----------------------
Peter E. Sundman*

/s/ Jack L. Rivkin             President and Trustee         December 23, 2004
----------------------
Jack L. Rivkin*

                              Treasurer and Principal
                              Financial and Accounting
/s/ Barbara Muinos                    Officer                December 23, 2004
----------------------
Barbara Muinos

/s/ John Cannon                       Trustee                December 23, 2004
----------------------
John Cannon*

/s/ Faith Colish                      Trustee                December 23, 2004
----------------------
Faith Colish*

/s/ Walter G. Ehlers                  Trustee                December 23, 2004
----------------------
Walter G. Ehlers*

Signature                              Title                        Date
---------                              -----                        ----

/s/ C. Anne Harvey                    Trustee                December 23, 2004
----------------------
C. Anne Harvey*

/s/ Barry Hirsch                      Trustee                December 23, 2004
----------------------
Barry Hirsch*

/s/ Robert A. Kavesh                  Trustee                December 23, 2004
----------------------
Robert A. Kavesh*

/s/ Howard A. Mileaf                  Trustee                December 23, 2004
----------------------
Howard A. Mileaf*

/s/ Edward I. O'Brien                 Trustee                December 23, 2004
----------------------
Edward I. O'Brien*

/s/ William E. Rulon                  Trustee                December 23, 2004
----------------------
William E. Rulon*

/s/ Cornelius T. Ryan                 Trustee                December 23, 2004
----------------------
Cornelius T. Ryan*

/s/ Tom Decker Seip                   Trustee                December 23, 2004
----------------------
Tom Decker Seip*

/s/ Candace L. Straight               Trustee                December 23, 2004
----------------------
Candace L. Straight*

/s/ Peter P. Trapp                    Trustee                December 23, 2004
----------------------
Peter P. Trapp*

*Signatures affixed by Arthur C. Delibert on December 23, 2004 pursuant to power of attorney, which is incorporated by reference to the Registrant's initial Registration statement, File Nos. 333-120168 and 811-21647, filed on November 2, 2004.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Institutional Liquidity Trust has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 23rd day of December 2004.

                                      INSTITUTIONAL LIQUIDITY TRUST


                                      By:    /s/ Jack L. Rivkin
                                           ----------------------------------
                                            Name:  Jack L. Rivkin*
                                            Title:  President and Trustee


         As required by the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                              Title                        Date
---------                              -----                        ----

                            Chairman of the Board, Chief
/s/ Peter E. Sundman       Executive Officer and Trustee     December 23, 2004
----------------------
Peter E. Sundman*

/s/ Jack L. Rivkin             President and Trustee         December 23, 2004
----------------------
Jack L. Rivkin*

                              Treasurer and Principal
                              Financial and Accounting
/s/ Barbara Muinos                    Officer                December 23, 2004
----------------------
Barbara Muinos

/s/ John Cannon                       Trustee                December 23, 2004
----------------------
John Cannon*

/s/ Faith Colish                      Trustee                December 23, 2004
----------------------
Faith Colish*

/s/ Walter G. Ehlers                  Trustee                December 23, 2004
----------------------
Walter G. Ehlers*

Signature                              Title                        Date
---------                              -----                        ----

/s/ C. Anne Harvey                    Trustee                December 23, 2004
----------------------
C. Anne Harvey*

/s/ Barry Hirsch                      Trustee                December 23, 2004
----------------------
Barry Hirsch*

/s/ Robert A. Kavesh                  Trustee                December 23, 2004
----------------------
Robert A. Kavesh*

/s/ Howard A. Mileaf                  Trustee                December 23, 2004
----------------------
Howard A. Mileaf*

/s/ Edward I. O'Brien                 Trustee                December 23, 2004
----------------------
Edward I. O'Brien*

/s/ William E. Rulon                  Trustee                December 23, 2004
----------------------
William E. Rulon*

/s/ Cornelius T. Ryan                 Trustee                December 23, 2004
----------------------
Cornelius T. Ryan*

/s/ Tom Decker Seip                   Trustee                December 23, 2004
----------------------
Tom Decker Seip*

/s/ Candace L. Straight               Trustee                December 23, 2004
----------------------
Candace L. Straight*

/s/ Peter P. Trapp                    Trustee                December 23, 2004
----------------------
Peter P. Trapp*


*Signatures affixed by Arthur C. Delibert on December 23, 2004 pursuant to power of attorney, which is filed herewith.

                        LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES
                                            EXHIBIT INDEX

Exhibit          Description
-------          -----------

(d)      (1)      Management Agreement between Institutional Liquidity Trust and
                  NB Management.

(d)      (2)      Investment Advisory Agreement between NB Management and LBAM.

(e)      Distribution and Services Agreement between Registrant and NB
         Management.

(g)      Custodian Contract Between Registrant and State Street Bank and Trust
         Company.

(h)      (1)      Transfer Agency and Service Agreement between Registrant and
                  State Street Bank and Trust Company.

(h)      (2)      Administration Agreement between Registrant and NB Management.

(i) Opinion and Consent of Kirkpatrick & Lockhart LLP with respect to legality of securities being registered.


(j)      (1)  Consent of Ernst & Young LLP, Independent Registered Public
              Accounting Firm.

(j)      (2)  Consent of Tait, Weller & Baker, Independent Registered
              Public Accounting Firm.

(l)      Letter of Investment Intent.

(m)      (1)      Plan Pursuant to Rule 12b-1 with respect to Institutional
                  Class shares of Registrant.

(m)      (2)      Plan Pursuant to Rule 12b-1 with respect to Reserve Class
                  shares of Registrant.

(m)      (3)      Plan Pursuant to Rule 12b-1 with respect to Ivestor Class
                  shares of Registrant.

(n)      Plan Pursuant to Rule 18f-3 under the 1940 Act.

(o)      (2)      Powers of Attorney for Institutional Liquidity Trust.

(p)      (1)      Code of Ethics for Registrant and NB Management.